As filed with the Securities and Exchange Commission on February 27, 1998


                      Registration Nos. 33-67852; 811-7978

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____
                         Post-Effective Amendment No. 35



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 37


                                 NORTHSTAR TRUST
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)863-6200
                     --------------------------------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Steele, Esq.

                             Dechert, Price & Rhoads
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
         - - -


          X        on March 1, 1998 pursuant to paragraph (b)
         - - -


                  60 days after filing pursuant to paragraph (a)(1)
         - - -

                  on [date] pursuant to paragraph (a)(1)
         - - -


                  75 days after filing pursuant to paragraph (a)(2)
         - - -
                  on [date] pursuant to paragraph (a)(2) of Rule 485
         - - -
If appropriate, check the following box:

                  this post-effective amendment designates a new effective
       - - -      date for a previously filed post-effective amendment.

-------------------------------------------------------------

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 404(a)
                        UNDER THE SECURITIES ACT OF 1933


     The enclosed combined prospectus, Statement of Additional Information and Part C relate to the following series of the Northstar
Trust: Northstar Growth + Value Fund, Northstar International Value Fund, Northstar Emerging Markets Value Fund, Northstar Income and Growth Fund and Northstar High Total Return Fund II. The enclosed High-Yield Investments prospectus relates to the following series of the Northstar
Trust: The Northstar High Total Return Fund II. The enclosed International Investments prospectus relates to the following series of the Northstar Trust: Northstar International Value Fund and Northstar Emerging Markets Value Fund. As stated above, these series are discussed in the enclosed combined Statement of Additional Information. The enclosed prospectus and Statement of Additional Information for the Northstar High Total Return Fund relate only to the Northstar High Total Return Fund.




                                     PART A


FORM N-1A PART A ITEM                                              PROSPECTUS CAPTION


1.  Cover Page                                                     Cover Page

2.  Synopsis                                                       What you pay to invest

3.  Condensed Financial Information                                Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where to go for more Information

4.  General Description of Registrant                              Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where to go for more Information

5.  Management of the Fund                                         Meet the Portfolio Managers; The Business
                                                                   of Mutual Funds

6.  Capital Stock and Other Securities                             Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; Mutual Fund Earnings
                                                                   and your Taxes; Where to go for more
                                                                   Information

7.  Purchases of Securities Being Offered                          Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; How Dealers
                                                                   are Compensated

8.  Redemption or Repurchase                                       Buying, Selling and Exchanging

9.  Legal Proceedings                                              Not Applicable





                                        CROSS REFERENCE SHEET
                                               PART B

FORM N-1A PART B ITEM                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  CAPTION

10.  Cover Page                                                   Cover Page

11.  Table of Contents                                            Table of Contents

12.  General Information & History                                Cover Page; Other Information

13.  Investment Objectives and Policies                           Cover Page; Investment Restrictions;
                                                                  Investment Techniques

14.  Management of the Fund                                       Trustees and Officers

15.  Control Persons and Principal                                N/A
     Holders of Securities

16.  Investment Advisory and Other                                Services of Northstar; the Subadvisers
     Services                                                     and the Administrator

17.  Brokerage Allocation and Other                               Portfolio Transactions and Brokerage
     Practices                                                    Allocation

18.  Capital Stock and Other                                      Purchases and Redemptions
     Securities

19.  Purchases, Redemptions and                                   Net Asset Value; Purchases and
                                                                  Redemptions

20.  Tax Status                                                   Dividends, Distribution and Taxes

21.  Underwriter                                                  Underwriter and Distribution Services

22.  Calculation of Performance Data                              Performance Information

23.  Financial Statements                                         Financial Statements


                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C in the Registration Statement.

                                      THE
                                   NORTHSTAR
                                     FUNDS
                                   PROSPECTUS
                                 March 1, 1998

                                 [Star Graphic]

This prospectus contains important information about investing in the Northstar Funds. In this prospectus, we have divided our Funds into three categories:
GROWTH FUNDS: Growth Fund, Growth + Value Fund, Special Fund, International Value Fund and Emerging Markets Value Fund; INCOME AND GROWTH FUNDS: the Income and Growth Fund and Balance Sheet Opportunities Fund; and INCOME FUNDS: the High Yield Fund, High Total Return Fund II, Strategic Income Fund and Government Securities Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

[LOGO]     OBJECTIVES

           INVESTMENT
[LOGO]     STRATEGY

[LOGO]     HOLDINGS

[LOGO]     RISKS

           WHAT
           YOU PAY
[LOGO]     TO INVEST

           HOW THE
           FUND HAS
[LOGO]     PERFORMED

                            These pages contain a description of each of our funds, including its objective, investment strategy, types of holdings, risks and portfolio manager(s). You'll also find:
                            WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.
                            HOW THE FUND HAS PERFORMED.
                            A chart that shows the fund's financial performance for up to ten years, by share class.

AN INTRODUCTION TO THE
NORTHSTAR FAMILY OF FUNDS                  3

NORTHSTAR GROWTH FUNDS

Growth Fund                                4

Growth + Value Fund                        6

Special Fund                               8

International Value Fund                  10

Emerging Markets Value Fund               12

NORTHSTAR INCOME AND GROWTH FUNDS

Income and Growth Fund                    14

Balance Sheet Opportunities Fund          16

NORTHSTAR INCOME FUNDS

High Yield Fund                           18

High Total Return Fund II                 20

Strategic Income Fund                     22

Government Securities Fund                24

MEET THE PORTFOLIO MANAGERS               26

YOUR GUIDE TO BUYING, SELLING AND
EXCHANGING SHARES OF NORTHSTAR
FUNDS                                     32

MUTUAL FUND EARNINGS AND YOUR
TAXES                                     39

THE BUSINESS OF MUTUAL FUNDS              41

THE RISKS OF INVESTING IN MUTUAL
FUNDS                                     43

WHERE TO GO FOR MORE INFORMATION          47

                                                                 INTRODUCTION TO
                                                                   THE NORTHSTAR
                                                                 FAMILY OF FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the risks and potential benefits associated with each of our funds. This prospectus has been designed to help you make informed decisions about your investments. As noted below, the Northstar family of funds is divided into three categories.

                                      [ICON]
GROWTH FUNDS

If you have any questions about the Northstar family of funds or about choosing suitable investments, please call us at 1-800-595-7827.

  Our Growth Funds focus on long-term growth by investing primarily in equities. They will suit you if you:

  - are investing for the long-term -- at least several years

  - are willing to accept higher risk in exchange for potentially higher long-term returns.

INCOME AND GROWTH FUNDS

  Our Income and Growth Funds seek income and growth of capital in varying combinations.
  They will suit you if you:

  - want both regular income and capital appreciation

  - are looking for potentially higher returns than those offered by the Income Funds, but don't feel comfortable with the level of risk associated with the Growth Funds.

INCOME FUNDS

  Northstar offers both aggressive and conservative Income Funds. Both offer regular income, but some take higher risks to attain higher returns.
  They will suit you if you:

  - want a regular stream of income

  - want higher potential returns than a money market fund

  - are willing to accept more risk than a money market fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

                                                            Registrant
 NORTHSTAR                                                  Northstar Growth
 GROWTH                                                     Fund
 FUND                                                       Portfolio manager
                                                            Geoffrey Wadsworth

OBJECTIVE
This fund seeks long-term growth of capital by investing primarily in domestic common stocks.

INVESTMENT
STRATEGY
The fund invests in large and mid-sized companies that the portfolio manager feels have above average prospects for growth.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 42.

RISKS
Because it invests in equities, the fund is affected by changes in the stock market. This fund is also subject to the risks associated with investing in foreign securities. Please refer to the section beginning on page 42, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.75         0.75         0.75         0.75
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.95
 Other expenses                      %            0.32         0.39         0.42         0.33
 TOTAL FUND OPERATING EXPENSES       %            1.37         2.14         2.17         2.03

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              61           89          119          204
 ..........................................................................................................................

 Class B
 with redemption                $              72           97          135          227(4)
 without redemption             $              22           67          115          227(4)
 ..........................................................................................................................

 Class C
 with redemption                $              32           68          116          250
 without redemption             $              22           68          116          250
 ..........................................................................................................................

 Class T
 with redemption                $              61           84          109          219  (5)
 without redemption             $              21           64          109          219  (5)
 ..........................................................................................................................

----------------------------

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

4      Growth Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                                GROWTH
 PERFORMED            The following        Audited by other                FUND
 [ICON]               chart shows the      independent
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: GRWTHA or
                      accountants.         GRWTHT.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                              Growth Fund      5

                                                            REGISTRANT
 NORTHSTAR                                                  Northstar Growth
 GROWTH                                                     Fund
 FUND                                                       PORTFOLIO MANAGER
                                                            Geoffrey Wadsworth

                                                                   CLASS A                              CLASS B
YEAR ENDED DECEMBER 31,                                1997       1996        1995(1)       1997       1996        1995(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                       $          17.92      15.53        17.59        17.76      15.50        17.59
 Net investment income (loss)                 $           0.03       0.02         0.08        (0.15)     (0.06)        0.06
 Net realized and unrealized gain on
 investments                                  $           4.16       3.18         1.95         4.17       3.13         1.92
 TOTAL FROM INVESTMENT OPERATIONS             $           4.19       3.20         2.03         4.02       3.07         1.98
 Dividends from net investment income         $             --         --        (0.10)          --         --        (0.08)
 Dividends from net realized gain on
 investments sold                             $          (0.85)     (0.81)       (3.99)       (0.85)     (0.81)       (3.99)
 TOTAL DISTRIBUTIONS                          $          (0.85)     (0.81)       (4.09)       (0.85)     (0.81)       (4.07)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                       $          21.26      17.92        15.53        20.93      17.76        15.50
 TOTAL INVESTMENT RETURN(2)                   %          23.59      20.54        11.55        22.84      19.74        11.27
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                      $          9,334      4,750        1,355        8,815      4,444        1,987
 Ratio of expenses to average net assets      %           1.37        150         1.42(3)      2.14       2.20         2.07(3)
 Ratio of expense reimbursement to
 average net assets                           %           0.03       0.06           --           --       0.04           --
 Ratio of net investment income (loss)
 to average net assets                        %           0.04       0.11         0.63(3)     (0.95)     (0.55)        0.06(3)
 Average commissions per share                $         0.0609     0.0593           --       0.0609     0.0593           --
 Portfolio turnover rate                      %             32         62          134           32         62          134

                                                        CLASS C
YEAR ENDED DECEMBER 31,                     1997       1996        1995(1)
----------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                       17.76      15.50        17.59
 Net investment income (loss)                 (0.13)     (0.05)        0.04
 Net realized and unrealized gain on
 investments                                   4.13       3.12         1.92
 TOTAL FROM INVESTMENT OPERATIONS              4.00       3.07         1.96
 Dividends from net investment income            --         --        (0.06)
 Dividends from net realized gain on
 investments sold                             (0.85)     (0.81)       (3.99)
 TOTAL DISTRIBUTIONS                          (0.85)     (0.81)       (4.05)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                       20.91      17.76        15.50
 TOTAL INVESTMENT RETURN(2)                   22.73      19.74        11.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                      1,152        365           69
 Ratio of expenses to average net assets       2.17        220         2.11(3)
 Ratio of expense reimbursement to
 average net assets                              --       0.15           --
 Ratio of net investment income (loss)
 to average net assets                        (1.00)     (0.57)        0.02(3)
 Average commissions per share               0.0609     0.0593           --
 Portfolio turnover rate                         32         62          134

                                                                                       CLASS T
YEAR ENDED DECEMBER 31,                                1997       1996       1995       1994       1993       1992       1991
--------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                       $          17.82      15.53      15.75      17.33      16.36      16.37      12.49
 Net investment income (loss)                 $          (0.17)     (0.06)      0.07       0.08       0.02       0.02       0.09
 Net realized and unrealized gain (loss)
 on investments                               $           4.22       3.16       3.77      (1.41)      1.67       1.30       4.62
 TOTAL FROM INVESTMENT OPERATIONS             $           4.05       3.10       3.84      (1.33)      1.69       1.32       4.71
 Dividends from net investment income         $             --         --      (0.07)     (0.08)     (0.04)     (0.02)     (0.08)
 Dividends from net realized gain on
 investments sold                             $          (0.85)     (0.81)     (3.99)     (0.15)     (0.67)     (1.31)     (0.75)
 Distributions from capital                   $             --         --         --      (0.02)     (0.01)        --         --
 TOTAL DISTRIBUTIONS                          $          (0.85)     (0.81)     (4.06)     (0.25)     (0.72)     (1.33)     (0.83)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                       $          21.02      17.82      15.53      15.75      17.33      16.36      16.37
 TOTAL INVESTMENT RETURN(2)                   %          22.94      19.90      24.40      (7.66)     10.36       8.05      38.10
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                      $         73,674     70,406     76,343     76,391     80,759     56,759     40,884
 Ratio of expenses to average net assets      %           2.03       2.00       2.00       2.00       2.04       2.15       2.25
 Ratio of expense reimbursement to
 average net assets                           %             --       0.04         --         --         --         --         --
 Ratio of net investment income (loss)
 to average net assets                        %          (0.81)     (3.05)      0.37       0.49       0.13       0.09       0.66
 Average commissions per share                $         0.0609     0.0593         --         --         --         --         --
 Portfolio turnover rate                      %             32         62        134         54         42         47         64

YEAR ENDED DECEMBER 31,                     1990       1989       1988
----------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                       13.85      11.96      10.47
 Net investment income (loss)                  0.10       0.20       0.16
 Net realized and unrealized gain (loss)
 on investments                               (0.83)      2.66       1.58
 TOTAL FROM INVESTMENT OPERATIONS             (0.73)      2.86       1.74
 Dividends from net investment income         (0.10)     (0.20)     (0.17)
 Dividends from net realized gain on
 investments sold                             (0.51)     (0.76)     (0.08)
 Distributions from capital                   (0.02)     (0.01)        --
 TOTAL DISTRIBUTIONS                          (0.63)     (0.97)     (0.25)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                       12.49      13.85      11.96
 TOTAL INVESTMENT RETURN(2)                   (5.24)     24.25      16.70
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                     24,927     29,842     25,359
 Ratio of expenses to average net assets       2.33       2.33       2.46
 Ratio of expense reimbursement to
 average net assets                              --         --         --
 Ratio of net investment income (loss)
 to average net assets                         0.80       1.39       1.40
 Average commissions per share                   --         --         --
 Portfolio turnover rate                         54         75         59

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.
(3) Annualized.

6      Growth Fund

                                                               Registrant
 NORTHSTAR GROWTH +                                            Northstar Trust
 VALUE FUND                                                    Portfolio manager
                                                               Louis Navellier

OBJECTIVE
This fund seeks capital appreciation by investing in a diversified portfolio of equity securities.

INVESTMENT
STRATEGY
The fund invests primarily in companies the portfolio manager identifies as either GROWTH or VALUE through quantitative analysis.

Growth companies have above average earnings or sales growth and higher price to earnings ratios. Value companies are temporarily undervalued or out of favor, and tend to have lower price to book ratios, higher earnings or dividend yields and higher returns on equity. The percentage of fund assets allocated to the two different kinds of companies varies depending on the portfolio manager's assessment of economic conditions and investment opportunities.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it invests in equities, the fund is affected by changes in the stock market. This fund is also subject to the risks associated with investing in foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                                   CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------------

 Maximum sales charge on your
 initial investment (as a % of
 offering price)                          %            4.75         none         none
 Maximum deferred sales charge            %            none(1)       5.00(2)       1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                                   CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------------

 Management fee                           %            1.00         1.00         1.00
 12b-1 fee(3)                             %            0.30         1.00         1.00
 Other expenses                           %            0.54         0.55         0.56
 TOTAL FUND OPERATING EXPENSES            %            1.84         2.55         2.56

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              65          103          142          253
 ..........................................................................................................................

 Class B
 with redemption                $              76          109          156          271(4)
 without redemption             $              26           79          136          271(5)
 ..........................................................................................................................

 Class C
 with redemption                $              36           80          136          290
 without redemption             $              26           80          136          290
 ..........................................................................................................................

----------------------------

6      Northstar Growth + Value Fund

 HOW THE
 FUND HAS                                                   NORTHSTAR GROWTH +
 PERFORMED            The following        The fund's               VALUE FUND
 [ICON]               chart shows the      performance is
                      fund's financial     also reported in
                      performance by       national
                      share class. These   newspapers under
                      figures have been    these trading
                      audited by Coopers   symbols: GR+VALA,
                      & Lybrand L.L.P.,    GR+VALB or
                      independent          GR+VALC.
                      accountants.

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                            Northstar Growth + Value Fund      7

                                                               REGISTRANT
 NORTHSTAR GROWTH +                                            Northstar Trust
 VALUE FUND                                                    PORTFOLIO MANAGER
                                                               Louis Navellier

                                                          CLASS A(1)     CLASS B(1)     CLASS C(1)
YEAR ENDED OCTOBER 31,                                       1997           1997           1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                           $            10.00          10.00          10.00
 Net investment loss                              $            (0.05)         (0.08)         (0.08)
 Net realized and unrealized gain on
 investments                                      $             2.20           2.16           2.16
 TOTAL FROM INVESTMENT OPERATIONS                 $             2.15           2.08           2.08
 NET ASSET VALUE AT THE END OF THE PERIOD         $            12.15          12.08          12.08
 TOTAL INVESTMENT RETURN(2)                       %            21.50          20.80          20.80

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)      $           34,346         76,608         26,962
 Ratio of expenses to average net assets(3)       %             1.84           2.55           2.56
 Ratio of expense reimbursement to average
 net assets(3)                                    %             0.02           0.02           0.02
 Ratio of net investment loss to average net
 assets(3)                                        %            (0.94)         (1.68)         (1.70)
 Average commissions per share                    $           0.0394         0.0394         0.0394
 Portfolio turnover rate                          %              144            144            144

--------------------------------------------------------------------------------

(1) Class A, B and C commenced operations on November 18, 1996.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3) Annualized.

8      Northstar Growth + Value Fund

                                                               Registrant
 NORTHSTAR                                                     Northstar Special
 SPECIAL                                                       Fund
 FUND                                                          Portfolio manager
                                                               Louis Navellier

OBJECTIVE
This fund seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities on the basis of their potential for growth.

INVESTMENT
STRATEGY
The fund focuses on smaller, lesser-known companies, including emerging growth companies.

HOLDINGS
The fund holds common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it invests in equities, the fund is affected by changes in the stock market. This fund is also subject to the risks associated with investing in smaller companies, emerging growth companies and foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.75         0.75         0.75         0.75
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.95
 Other expenses                      %            0.38         0.40         0.43         0.29
 TOTAL FUND OPERATING EXPENSES       %            1.43         2.15         2.18         1.99

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              61           91          122          211
 ..........................................................................................................................

 Class B
 with redemption                $              72           97          135          230(4)
 without redemption             $              22           67          115          230(4)
 ..........................................................................................................................

 Class C
 with redemption                $              32           68          117          251
 without redemption             $              22           68          117          251
 ..........................................................................................................................

 Class T
 with redemption                $              60           82          107          217  (5)
 without redemption             $              20           62          107          217  (5)
 ..........................................................................................................................

-------------------------
(1) Except for purchases of $1 million or more, when you sell

8      Special Fund

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                              SPECIAL
 PERFORMED            The following        Audited by other               FUND
 [ICON]               chart shows the      independent
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: SPECLA,
                      accountants.         SPECLB, SPECLC or
                                           SPECLT.

  any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                             Special Fund      9

                                                             REGISTRANT
 NORTHSTAR                                                   Northstar Special
 SPECIAL                                                     Fund
 FUND                                                        PORTFOLIO MANAGER
                                                             Louis Navellier

                                                                 CLASS A                              CLASS B
YEAR ENDED DECEMBER 31,                              1997       1996        1995(1)       1997       1996        1995(1)
---------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $          24.72      20.92        19.56        24.46      20.84        19.56
 Net investment loss                        $          (0.02)     (0.04)       (0.09)       (0.19)     (0.12)       (0.12)
 Net realized and unrealized gain on
 investments                                $           3.68       3.84         2.48         3.61       3.74         2.43
 TOTAL FROM INVESTMENT OPERATIONS           $           3.66       3.80         2.39         3.42       3.62         2.31
 Dividends from net realized gain on
 investments sold                           $          (0.61)        --        (1.03)       (0.61)        --        (1.03)
 TOTAL DISTRIBUTIONS                        $          (0.61)        --        (1.03)       (0.61)        --        (1.03)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $          27.77      24.72        20.92        27.77      24.46        20.84
 TOTAL INVESTMENT RETURN(2)                 %          14.92      18.16        12.20        14.10      17.37        11.79
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $         78,160     65,660        2,335      169,516    126,859        1,491
 Ratio of expenses to average net
 assets                                     %           1.43       1.46         1.50(3)      2.15       2.17         2.20(3)
 Ratio of expense reimbursement to
 average net assets                         %             --       0.01           --           --       0.01         0.01
 Ratio of net investment loss to
 average net assets                         %          (0.07)     (0.30)       (0.91)(3)     (0.78)     (1.01)       (1.64)(3)
 Average commissions per share              $         0.0383     0.0392           --       0.0383     0.0392           --
 Portfolio turnover rate                    %            175        140           71          175        140           71

                                                      CLASS C
YEAR ENDED DECEMBER 31,                   1997       1996        1995(1)
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 24.46      20.84        19.56
 Net investment loss                        (0.20)     (0.13)       (0.15)
 Net realized and unrealized gain on
 investments                                 3.61       3.75         2.46
 TOTAL FROM INVESTMENT OPERATIONS            3.41       3.62         2.31
 Dividends from net realized gain on
 investments sold                           (0.61)        --        (1.03)
 TOTAL DISTRIBUTIONS                        (0.61)        --        (1.03)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     27.26      24.46        20.84
 TOTAL INVESTMENT RETURN(2)                 14.06      17.37        11.79
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                   51,460     37,342           62
 Ratio of expenses to average net
 assets                                      2.18       2.20        21.20(3)
 Ratio of expense reimbursement to
 average net assets                            --       0.01         0.03
 Ratio of net investment loss to
 average net assets                         (0.82)     (1.03)       (1.60)(3)
 Average commissions per share             0.0383     0.0392           --
 Portfolio turnover rate                      175        140           71

                                                                                     CLASS T
YEAR ENDED DECEMBER 31,                              1997       1996       1995       1994       1993       1992       1991
------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $          24.48      20.84      19.64      20.79      17.40      15.74      10.64
 Net investment loss                        $          (0.18)     (0.21)     (0.34)     (0.25)     (0.32)     (0.33)     (0.21)
 Net realized and unrealized gain
 (loss) on investments                      $           3.65       3.85       2.57      (0.76)      3.83       2.61       6.24
 TOTAL FROM INVESTMENT OPERATIONS           $           3.47       3.64       2.23      (1.01)      3.51       2.28       6.03
 Dividends from net realized gain on
 investments sold                           $          (0.61)        --      (1.03)     (0.14)     (0.12)     (0.62)     (0.93)
 TOTAL DISTRIBUTIONS                        $          (0.61)        --      (1.03)     (0.14)     (0.12)     (0.62)     (0.93)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $          27.34      24.48      20.84      19.64      20.79      17.40      15.74
 TOTAL INVESTMENT RETURN(2)                 %          14.29      17.47      11.34      (4.86)     20.16      14.54      57.27
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $         32,800     35,670     33,557     38,848     28,838     11,336      5,480
 Ratio of expenses to average net
 assets                                     %           1.99       2.07       2.16       2.16       2.34       2.84       2.95
 Ratio of expense reimbursement to
 average net assets                         %             --       0.04         --         --         --         --       0.74
 Ratio of net investment loss to
 average net assets                         %          (0.62)     (0.89)     (1.50)     (1.25)     (1.66)     (2.12)     (1.57)
 Average commissions per share              $         0.0383     0.0392         --         --         --         --         --
 Portfolio turnover rate                    %            175        140         71         39         35         40         85

YEAR ENDED DECEMBER 31,                   1990       1989       1988
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 11.67       9.55       7.90
 Net investment loss                        (0.20)     (0.06)     (0.13)
 Net realized and unrealized gain
 (loss) on investments                      (0.83)      2.18       1.78
 TOTAL FROM INVESTMENT OPERATIONS           (1.03)      2.12       1.65
 Dividends from net realized gain on
 investments sold                              --         --         --
 TOTAL DISTRIBUTIONS                           --         --         --
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     10.64      11.67       9.55
 TOTAL INVESTMENT RETURN(2)                 (8.83)     22.20      20.89
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    3,024      3,958      3,330
 Ratio of expenses to average net
 assets                                      2.95       2.95       2.96
 Ratio of expense reimbursement to
 average net assets                          2.03       1.94       3.05
 Ratio of net investment loss to
 average net assets                         (0.97)     (0.44)     (1.06)
 Average commissions per share                 --         --         --
 Portfolio turnover rate                       72         85         40

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.
(3) Annualized.

10      Special Fund

                                                            Registrant
 NORTHSTAR                                                  Northstar Trust
 INTERNATIONAL                                              Portfolio managers
 VALUE FUND                                                 Charles Brandes,
                                                            Jeff Busby

OBJECTIVE
This fund's investment objective is long-term capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalization.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.
HOLDINGS
The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.
Under normal circumstances, it will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other nations. The fund may invest the greater of either 20% of its assets in any one country or industry or 150% of the weighting of such country represented in the Morgan Stanley Capital International European Australasian Far Eastern (MSCI
EAFE) Index, subject to any and all restrictions regarding industry concentration or diversification requirements under the Investment Company Act.

RISKS
Because it invests in equities, the fund is affected by changes in the stock market. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

FEES YOU PAY DIRECTLY

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)     %   4.75         none         none
 Maximum deferred sales charge             %   none(1)      5.00(2)      1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee                            %   1.00         1.00         1.00
 12b-1 fee(3)                              %   0.30         1.00         1.00
 Other expenses                            %   0.50         0.50         0.50
 TOTAL FUND OPERATING EXPENSES             %   1.80         2.50         2.50

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                               YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------------
 Class A
 with redemption                           $     65      101      140      249
 ................................................................................

 Class B
 with redemption                           $     75      108      153      266(4)
 without redemption                        $     25       78      133      266(4)
 ................................................................................

 Class C
 with redemption                           $     35       78      133      284
 without redemption                        $     25       78      133      284
 ................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

10      International Value Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                         INTERNATIONAL
 PERFORMED            The following        The 1995 and 1996         VALUE FUND
 [ICON]               chart shows the      figures have been
                      fund's financial     audited by Ernst &
                      performance by       Young, L.L.P. The
                      share class.(1)      fund's performance
                      The 1997 figures     is also reported
                      have been audited    in national
                      by Coopers &         newspapers under
                      Lybrand L.L.P.,      these trading
                      independent          symbols: INTVALA,
                      accountants.         INTVALB or
                                           INTVALC.

                                                     CLASS A             CLASS B             CLASS C
YEAR ENDED OCTOBER 31,                      1997      1996     1995(1)   1997(2)    1997      1996     1995(1)
------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period            $         9.05      8.10     7.64     10.00       8.93      8.05     7.61
 Net investment income (loss)       $        (0.09)     0.14     0.09     (0.02)     (0.06)     0.05     0.06
 Net realized and unrealized
 gain on investments                $         2.30      0.85     0.37      0.89       2.20      0.86     0.38
 TOTAL FROM INVESTMENT
 OPERATIONS                         $         2.21      0.99     0.46      0.87       2.14      0.91     0.44
 Dividends from net investment
 income                             $        (0.14)    (0.04)      --      0.00      (0.04)    (0.03)      --
 Dividends from net realized
 gain on investments sold           $        (0.22)       --       --      0.00      (0.17)       --       --
 TOTAL DISTRIBUTIONS                $        (0.36)    (0.04)      --      0.00      (0.21)    (0.03)      --
 NET ASSET VALUE AT THE END OF
 THE PERIOD                         $        10.90      9.05     8.10     10.87      10.86      8.93     8.05
 TOTAL INVESTMENT RETURN(3)         %        27.59     12.15     9.39(4)   8.70      25.92     11.39     8.89(4)

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                     $       60,539    16,777    5,188    59,185     62,103    14,530    5,749
 Ratio of expenses to average
 net assets                         %         1.80(4)    1.85    1.85(4)   2.50(4)    2.50(4)    2.50    2.50(4)
 Ratio of expense
 reimbursement to average net
 assets                             %         0.27(4)    0.97    6.08(4)   0.08(4)    0.24(4)    1.21    6.08(4)
 Ratio of net investment
 income to average net assets       %         0.46(4)    1.52    1.67(4)  (0.71)(4)   (0.23)(4)    0.62   1.13(4)
 Average commissions per share      $       0.0218    0.0314       --    0.0218     0.0218    0.0314       --
 Portfolio turnover rate            %           26        74       --        26         26        74       --

--------------------------------------------------------------------------------

(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares having an aggregate value of $41,569,860 which included unrealized appreciation on investments of $4,321,823. As a result, the International Value Fund issued 1.637 shares for each Brandes International Fund Class A share and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,569,860 with a net asset value of $10.00 for Class A and Class C shares. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.

(2) Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4) Annualized.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                International Value Fund      11

                                                            Registrant
 NORTHSTAR                                                  Northstar Trust
 EMERGING                                                   Portfolio managers
 MARKETS VALUE FUND                                         Charles Brandes,
                                                            Ian Sunder

OBJECTIVE
This fund's investment objective is long-term capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in companies located in countries with emerging markets.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

HOLDINGS
The fund holds primarily common stocks, preferred stocks, American, European and Global depository receipts, shares of closed-end investment companies, as well as convertible securities. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 42.
Under normal market conditions, it will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging countries by the international financial community. The fund may invest the greater of either 20% of its assets in any one country or industry or 150% of the weighting of such country or industry represented in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, subject to any and all restrictions regarding industry concentration or diversification requirements under the Investment Company Act.

RISKS
Because it invests in equities, the fund is affected by changes in stock markets. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 42, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

FEES YOU PAY DIRECTLY

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)     %   4.75         none         none
 Maximum deferred sales charge             %   none(1)      5.00(2)      1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee(3)                         %   1.00         1.00         1.00
 12b-1 fee(4)                              %   0.30         1.00         1.00
 Other expenses(3)                         %   0.50         0.50         0.50
 TOTAL FUND OPERATING EXPENSES(3)          %   1.80         2.50         2.50

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                               YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------------
 Class A
 with redemption                           $     65      101      140      249
 ................................................................................

 Class B
 with redemption                           $     75      108      153      266(5)
 without redemption                        $     25       78      133      266(5)
 ................................................................................

 Class C
 with redemption                           $     35       78      133      284
 without redemption                        $     25       78      133      284
 ................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 33 for details.

(2) This charge decreases over time. Please see page 33 for details.
-------------------------------
(3) The adviser, subadviser and administrator have agreed to waive or reimburse fees until the net assets of the fund exceed $25 million or until April 1, 1998, whichever comes first. These figures are after the adviser reimbursed certain expenses. Before reimbursement, management fee would have been 1.00% for Class A, Class B and Class C; other expenses would have been 0.70% for Class A, Class B and Class C; and total fund operating expenses would have been 2.00% for Class A and 2.70% for Class B and Class C.

(4) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

-------------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

                     (This page intentionally left blank.)

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

 NORTHSTAR                                                  Registrant
 INCOME AND                                                 Northstar Trust
 GROWTH FUND                                                Portfolio manager
                                                            Geoffrey Wadsworth

OBJECTIVE
This fund seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities.

INVESTMENT
STRATEGY
The fund invests in a mix of equity and investment grade debt securities designed to provide both current income and long-term growth of capital. HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in income-producing securities. It generally holds no more than 30% of its assets in convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may invest in interests in real estate investment trusts. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it is an income and growth fund, the fund is affected by changes in interest rates. It is also subject to the risks associated with investing in foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.
FEES YOU PAY DIRECTLY

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)     %   4.75         none         none
 Maximum deferred sales charge             %   none(1)      5.00(2)      1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

 Management fee(3)                         %   0.75         0.75         0.75
 12b-1 fee(4)                              %   0.30         1.00         1.00
 Other expenses                            %   0.42         0.43         0.40
 TOTAL FUND OPERATING EXPENSES             %   1.47         2.18         2.15

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                               YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------------
 Class A
 with redemption                           $     62       92      124      215
 ................................................................................

 Class B
 with redemption                           $     72       98      137      233(5)
 without redemption                        $     22       68      117      233(5)
 ................................................................................

 Class C
 with redemption                           $     32       67      115      248
 without redemption                        $     22       67      115      248
 ................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) This is the maximum management fee. The actual fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million and 0.55% on assets over $1 billion.

(4) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

14      Income and Growth Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                            INCOME AND
 PERFORMED            The following        The fund's               GROWTH FUND
 [ICON]               chart shows the      performance is
                      fund's financial     also reported in
                      performance by       national
                      share class. These   newspapers under
                      figures have been    these trading
                      audited by Coopers   symbols: INCGRA,
                      & Lybrand L.L.P.,    INCGRB or INCGRC.
                      independent
                      accountants.

                                                          CLASS A                                 CLASS B                  CLASS C
YEAR ENDED OCTOBER 31,                        1997    1996      1995     1994(1)      1997    1996      1995     1994(1)      1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period            $        12.16     10.86     10.00    10.00      12.13     10.84      9.99    10.64      12.12
 Net investment income              $         0.38      0.32      0.35     0.30       0.27      0.24      0.27     0.20       0.28
 Net realized and unrealized
 gain (loss) on investments         $         1.53      1.29      0.84    (0.05)      1.55      1.28      0.85    (0.65)      1.54
 TOTAL FROM INVESTMENT
 OPERATIONS                         $         1.91      1.61      1.19     0.25       1.82      1.52      1.12    (0.45)      1.82
 Dividends from net investment
 income                             $        (0.34)    (0.31)    (0.33)   (0.25)     (0.25)    (0.23)    (0.27)   (0.20)     (0.26)
 Dividends from net realized
 gain on investments sold           $        (1.26)       --        --       --      (1.26)       --        --       --      (1.26)
 TOTAL DISTRIBUTIONS                $        (1.60)    (0.31)    (0.33)   (0.25)     (1.51)    (0.23)    (0.27)   (0.20)     (1.52)
 NET ASSET VALUE AT THE END OF
 THE PERIOD                         $        12.47     12.16     10.86    10.00      12.44     12.13     10.84     9.99      12.42
 TOTAL INVESTMENT RETURN(2)         %        17.02     14.48     13.19     2.48      15.06     13.60     12.31    (4.20)     15.04

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                     $       53,805    85,250    76,031   72,223     73,829    71,123    60,347   37,767     69,494
 Ratio of expenses to average
 net assets                         %         1.47      1.52      1.51     1.50(3)    2.18      2.26      2.23     2.20(3)    2.15
 Ratio of expense
 reimbursement to average net
 assets                             %           --        --        --     0.47(3)      --        --        --     0.16(3)      --
 Ratio of net investment
 income to average net assets       %         2.90      2.78      3.39     3.73(3)    2.18      2.04      2.66     3.00(3)    2.21
 Average commissions per share      $       0.0600    0.0600        --       --     0.0600    0.0600        --       --     0.0600
 Portfolio turnover rate            %           56       147        91       26         56       147        91       26         56

YEAR ENDED OCTOBER 31,           1996      1995     1994(1)
------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period          10.83      9.99    10.37
 Net investment income             0.24      0.27     0.20
 Net realized and unrealized
 gain (loss) on investments        1.28      0.85    (0.38)
 TOTAL FROM INVESTMENT
 OPERATIONS                        1.52      1.12    (0.18)
 Dividends from net investment
 income                           (0.23)    (0.28)   (0.20)
 Dividends from net realized
 gain on investments sold            --        --       --
 TOTAL DISTRIBUTIONS              (0.23)    (0.28)   (0.20)
 NET ASSET VALUE AT THE END OF
 THE PERIOD                       12.12     10.83     9.99
 TOTAL INVESTMENT RETURN(2)       13.68     12.33    (1.75)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                  60,458    53,661    4,823
 Ratio of expenses to average
 net assets                        2.20      2.22     2.20(3)
 Ratio of expense
 reimbursement to average net
 assets                              --        --     0.06(3)
 Ratio of net investment
 income to average net assets      2.10      2.67     2.87(3)
 Average commissions per share   0.0600        --       --
 Portfolio turnover rate            147        91       26

--------------------------------------------------------------------------------

(1) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3) Annualized.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                  Income and Growth Fund      15

                                                            Registrant
 NORTHSTAR                                                  Northstar Balance
 BALANCE SHEET                                              Sheet
 OPPORTUNITIES                                              Opportunities Fund
 FUND                                                       Portfolio manager
                                                            Thomas Ole Dial

OBJECTIVE
This fund seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities.

INVESTMENT
STRATEGY
The portfolio manager reviews various factors relating to a potential issuer, especially its financial statements, to determine which type of security -- debt or equity -- offers the best potential for high current income combined with the potential for capital growth.

HOLDINGS
Under normal market conditions, the fund invests at least 51% of its total assets in income-producing securities. It may hold up to 50% of its assets in debt securities rated as low as B by Moody's or S&P (junk bonds). Equity securities include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Income-producing securities have varying maturities and pay fixed, floating or adjustable interest rates. The fund may also hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it is an income and growth fund, the fund is affected by changes in interest rates. It is also subject to the risks associated with investing in junk bonds and foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.65         0.65         0.65         0.65
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.75
 Other expenses                      %            0.55         0.50         0.60         0.43
 TOTAL FUND OPERATING EXPENSES       %            1.50         2.15         2.25         1.83

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              62           93          125          218
 ..........................................................................................................................

 Class B
 with redemption                $              72           97          135          232(4)
 without redemption             $              22           67          115          232(4)
 ..........................................................................................................................

 Class C
 with redemption                $              33           70          120          258
 without redemption             $              23           70          120          258
 ..........................................................................................................................

 Class T
 with redemption                $              59           78           99          206  (5)
 without redemption             $              19           58           99          206  (5)
 ..........................................................................................................................

----------------------------

16      Balance Sheet Opportunities Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                         BALANCE SHEET
 PERFORMED            The following        Audited by other       OPPORTUNITIES
 [ICON]               chart shows the      independent                     FUND
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              this trading
                      independent          symbol: BASHOPT.
                      accountants.

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                        Balance Sheet Opportunities Fund      17

                                                            REGISTRANT
 NORTHSTAR                                                  Northstar Balance
 BALANCE SHEET                                              Sheet
 OPPORTUNITIES                                              Opportunities Fund
 FUND                                                       PORTFOLIO MANAGER
                                                            Thomas Ole Dial

                                                                 CLASS A                              CLASS B
YEAR ENDED DECEMBER 31,                              1997       1996        1995(1)       1997       1996        1995(1)
---------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $          11.78      12.53        12.77        11.74      12.51        12.77
 Net investment income                      $           0.52       0.56         0.43         0.44       0.50         0.35
 Net realized and unrealized gain on
 investments                                $           2.27       0.74         1.06         2.25       0.71         1.09
 TOTAL FROM INVESTMENT OPERATIONS           $           2.79       1.30         1.49         2.69       1.21         1.44
 Dividends from net investment income       $          (0.54)     (0.57)       (0.48)       (0.46)     (0.50)       (0.45)
 Dividends from net realized gain on
 investments sold                           $          (1.03)     (1.48)       (1.25)       (1.03)     (1.48)       (1.25)
 TOTAL DISTRIBUTIONS                        $          (1.57)     (2.05)       (1.73)       (1.49)     (1.98)       (1.70)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $          13.00      11.78        12.53        12.94      11.74        12.51
 TOTAL INVESTMENT RETURN(2)                 %          24.31      10.54        11.95        23.48       9.76        11.56
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $          1,281      1,100          797        4,969      3,765        1,759
 Ratio of expenses to average net
 assets                                     %           1.50       1.40         1.27(3)      2.15       2.10         1.95(3)
 Ratio of expense reimbursement to
 average net assets                         %           0.02       0.09           --         0.02       0.07           --
 Ratio of net investment income to
 average net assets                         %           4.01       4.30         4.99(3)      3.37       3.64         4.38(3)
 Average commissions per share              $         0.0629     0.0690           --       0.0629     0.0690           --
 Portfolio turnover rate                    %            130        107          131          130        107          131

                                                      CLASS C
YEAR ENDED DECEMBER 31,                   1997       1996        1995(1)
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 11.75      12.52        12.77
 Net investment income                       0.43       0.49         0.38
 Net realized and unrealized gain on
 investments                                 2.25       0.70         1.07
 TOTAL FROM INVESTMENT OPERATIONS            2.68       1.19         1.45
 Dividends from net investment income       (0.45)     (0.48)       (0.45)
 Dividends from net realized gain on
 investments sold                           (1.03)     (1.48)       (1.25)
 TOTAL DISTRIBUTIONS                        (1.48)     (1.96)        1.70
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     12.95      11.75        12.52
 TOTAL INVESTMENT RETURN(2)                 23.41       9.72        11.49
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                      756        372          231
 Ratio of expenses to average net
 assets                                      2.25       2.10         1.91(3)
 Ratio of expense reimbursement to
 average net assets                            --       0.10           --
 Ratio of net investment income to
 average net assets                          3.30       3.61         4.49(3)
 Average commissions per share             0.0629     0.0690           --
 Portfolio turnover rate                      130        107          131

                                                                                     CLASS T
YEAR ENDED DECEMBER 31,                              1997       1996       1995       1994       1993       1992       1991
------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $          11.79      12.54      11.54      12.94      12.05      11.66      10.13
 Net investment income                      $           0.50       0.53       0.57       0.57       0.49       0.55       0.57
 Net realized and unrealized gain
 (loss) on investments                      $           2.24       0.73       2.27      (1.25)      1.20       0.36       1.53
 TOTAL FROM INVESTMENT OPERATIONS           $           2.74       1.26       2.84      (0.68)      1.69       0.91       2.10
 Dividends from net investment income       $          (0.49)     (0.53)     (0.59)     (0.54)     (0.49)     (0.52)     (0.57)
 Dividends from net realized gain on
 investments sold                           $          (1.03)     (1.48)     (1.25)     (0.16)     (0.31)        --         --
 Distributions from capital                 $             --         --         --      (0.02)        --         --         --
 TOTAL DISTRIBUTIONS                        $          (1.52)     (2.01)     (1.84)     (0.72)     (0.80)     (0.52)     (0.57)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $          13.01      11.79      12.54      11.54      12.94      12.05      11.66
 TOTAL INVESTMENT RETURN(2)                 %          23.91      10.18      25.11      (5.33)     14.08       8.06      21.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $         53,201     59,490     72,472     73,764     80,841     56,823     49,367
 Ratio of expenses to average net
 assets                                     %           1.83       1.69       1.68       1.69       1.77       2.02       2.06
 Ratio of expense reimbursement to
 average net assets                         %           0.04       0.06         --         --         --         --         --
 Ratio of net investment income to
 average net assets                         %           3.70       3.99       4.44       4.36       3.99       4.73       5.21
 Average commissions per share              $         0.0629     0.0690         --         --         --         --         --
 Portfolio turnover rate                    %            130        107        131         59         38         59         77

YEAR ENDED DECEMBER 31,                   1990       1989       1988
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 10.71       9.71       9.11
 Net investment income                       0.61       0.68       0.62
 Net realized and unrealized gain
 (loss) on investments                      (0.54)      1.00       0.58
 TOTAL FROM INVESTMENT OPERATIONS            0.07       1.68       1.20
 Dividends from net investment income       (0.63)     (0.68)     (0.60)
 Dividends from net realized gain on
 investments sold                              --         --         --
 Distributions from capital                 (0.02)        --         --
 TOTAL DISTRIBUTIONS                        (0.65)     (0.68)     (0.60)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     10.13      10.71       9.71
 TOTAL INVESTMENT RETURN(2)                  0.78      17.70      13.39
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                   44,750     58,006     57,425
 Ratio of expenses to average net
 assets                                      2.10       2.04       2.10
 Ratio of expense reimbursement to
 average net assets                            --         --         --
 Ratio of net investment income to
 average net assets                          5.73       6.38       6.30
 Average commissions per share                 --         --         --
 Portfolio turnover rate                       57         56         25

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.
(3) Annualized.

18      Balance Sheet Opportunities Fund

                                                            Registrant
 NORTHSTAR                                                  Northstar High
 HIGH YIELD                                                 Yield Fund
 FUND                                                       Portfolio manager
                                                            Jeffrey Aurigemma

OBJECTIVE
This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high-yield corporate debt instruments of domestic and foreign issuers.

INVESTMENT
STRATEGY
The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in high-yield or junk bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it is an income fund, the fund is affected by changes in interest rates. It is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                               CLASS A      CLASS B      CLASS C      CLASS T
-----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                      %            4.75         none         none         none
 Maximum deferred sales charge        %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                               CLASS A      CLASS B      CLASS C      CLASS T
-----------------------------------------------------------------------------------------------
 Management fee                       %            0.60         0.60         0.60         0.60
 12b-1 fee(3)                         %            0.30         1.00         1.00         0.65(4)
 Other expenses                       %            0.30         0.31         0.32         0.22
 TOTAL FUND OPERATING EXPENSES        %            1.20         1.91         1.92         1.47

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              59           84          110          186
 ..........................................................................................................................

 Class B
 with redemption                $              69           90          123          205(5)
 without redemption             $              19           60          103          205(5)
 ..........................................................................................................................

 Class C
 with redemption                $              29           60          104          224
 without redemption             $              19           60          104          224
 ..........................................................................................................................

 Class T
 with redemption                $              55           66           80          168  (6)
 without redemption             $              15           46           80          168  (6)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 0.95%.

----------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

18      High Yield Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                            HIGH YIELD
 PERFORMED            The following        Audited by other                FUND
 [ICON]               chart shows the      independent
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: HIYLDB or
                      accountants.         HIYLDT.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                         High Yield Fund      19

                                                            REGISTRANT
 NORTHSTAR                                                  Northstar High
 HIGH YIELD                                                 Yield Fund
 FUND                                                       PORTFOLIO MANAGER
                                                            Jeffrey Aurigemma

                                                                  CLASS A                              CLASS B
YEAR ENDED DECEMBER 31,                               1997        1996        1995(1)       1997       1996       1995(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $            8.94        8.56        8.68          8.95       8.57        8.68
 Net investment income                      $            0.73        0.76        0.48          0.67       0.71        0.44
 Net realized and unrealized gain
 (loss) on investments                      $            0.23        0.44       (0.10)         0.23       0.43       (0.09)
 TOTAL FROM INVESTMENT OPERATIONS           $            0.96        1.20        0.38          0.90       1.14        0.35
 Dividends from net investment income       $           (0.76)      (0.75)      (0.50)        (0.70)     (0.69)      (0.46)
 Dividends from capital                     $              --       (0.07)         --            --      (0.07)         --
 TOTAL DISTRIBUTIONS                        $           (0.76)      (0.82)      (0.50)        (0.70)     (0.76)      (0.46)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $            9.14        8.94        8.56          9.15       8.95        8.57
 TOTAL INVESTMENT RETURN(2)                 %           11.18       14.74        4.48         10.38      13.94        4.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $          16,213      13,146       7,466       108,469     79,199      29,063
 Ratio of expenses to average net
 assets                                     %            1.20        1.11        1.02(4)       1.91       1.81        1.71(4)
 Ratio of net investment income to
 average net assets                         %            8.06        8.60        9.83(4)       7.35       7.88        9.18(4)
 Average commissions per share              $              --      0.0777          --            --     0.0777          --
 Portfolio turnover rate                    %             134         128         103           134        128         103

                                                     CLASS C
YEAR ENDED DECEMBER 31,                   1997       1996       1995(1)
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                  8.95       8.57        8.68
 Net investment income                       0.67       0.72        0.44
 Net realized and unrealized gain
 (loss) on investments                       0.23       0.42       (0.09)
 TOTAL FROM INVESTMENT OPERATIONS            0.90       1.14        0.35
 Dividends from net investment income       (0.70)     (0.76)      (0.46)
 Dividends from capital                        --      (0.07)         --
 TOTAL DISTRIBUTIONS                        (0.70)     (0.76)      (0.46)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                      9.15       8.95        8.57
 TOTAL INVESTMENT RETURN(2)                 10.37      13.93        4.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                   21,393     14,275       3,410
 Ratio of expenses to average net
 assets                                      1.92       1.82        1.72(4)
 Ratio of net investment income to
 average net assets                          7.35       7.85        9.29(4)
 Average commissions per share                 --     0.0777          --
 Portfolio turnover rate                      134        128         103

                                                                                     CLASS T
YEAR ENDED DECEMBER 31,                              1997       1996       1995       1994       1993       1992       1991
------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $           8.94       8.56       8.29       9.31       9.09       7.94       6.27
 Net investment income                      $           0.71       0.73       0.84       0.81       0.85       0.92       1.08
 Net realized and unrealized gain
 (loss) on investments                      $           0.23       0.45       0.26      (0.99)      0.80       1.19       1.67
 TOTAL FROM INVESTMENT OPERATIONS           $           0.94       1.18       1.10      (0.18)      1.65       2.11       2.75
 Dividends from net investment income       $          (0.74)     (0.73)     (0.83)     (0.83)     (0.83)     (0.94)     (1.08)
 Dividends from net realized gain           $             --         --         --      (0.01)     (0.60)     (0.02)        --
 Distributions from capital                 $             --      (0.07)        --         --         --         --         --
 TOTAL DISTRIBUTIONS                        $          (0.74)     (0.80)     (0.83)     (0.84)     (1.43)     (0.96)     (1.08)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $           9.14       8.94       8.56       8.29       9.31       9.09       7.94
 TOTAL INVESTMENT RETURN(2)                 %          10.86      14.49      13.71      (2.18)     18.89      27.57      46.49
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $        109,320    124,431    139,711    136,426    125,095     64,063     25,651
 Ratio of expenses to average net
 assets                                     %           1.47       1.31       1.33       1.34       1.40       1.50       1.50
 Ratio of expense reimbursement to
 average net assets                         %             --         --         --         --         --       0.05       0.46
 Ratio of net investment income (loss)
 to average net assets                      %           7.77       8.43       9.69       9.08       8.84      10.30      14.84
 Average commissions per share              $             --     0.0777         --         --         --         --         --
 Portfolio turnover rate                    %            134        128        103         86        176        122         57

YEAR ENDED DECEMBER 31,                   1990       1989(3)
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                  8.55       10.00
 Net investment income                       1.12        0.60
 Net realized and unrealized gain
 (loss) on investments                      (2.30)      (1.45)
 TOTAL FROM INVESTMENT OPERATIONS           (1.18)      (0.85)
 Dividends from net investment income       (1.10)      (0.60)
 Dividends from net realized gain              --          --
 Distributions from capital                    --          --
 TOTAL DISTRIBUTIONS                        (1.10)      (0.60)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                      6.27        8.55
 TOTAL INVESTMENT RETURN(2)                (14.59)      (8.81)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                   11,342      11,045
 Ratio of expenses to average net
 assets                                      1.44        1.35(4)
 Ratio of expense reimbursement to
 average net assets                          0.81        1.30(4)
 Ratio of net investment income (loss)
 to average net assets                      15.15       11.44(4)
 Average commissions per share                 --          --
 Portfolio turnover rate                      156          40

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.

(3) Class T commenced operations on May 30, 1989.
(4) Annualized.

20      High Yield Fund

                                                            Registrant
 NORTHSTAR                                                  Northstar Trust
 HIGH TOTAL                                                 Portfolio managers
 RETURN FUND II                                             Thomas Ole Dial,
                                                            Jeffrey Aurigemma

OBJECTIVE
This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it is an income fund, the fund is affected by changes in interest rates. It is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

FEES YOU PAY DIRECTLY

                                            CLASS A      CLASS B     CLASS C
------------------------------------------------------------------------------
 Maximum sales charge on your
 initial
 investment (as a % of
 offering price)                   %            4.75         none        none
 Maximum deferred sales
 charge                            %            none(1)       5.00(2)      1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                       CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------
 Management fee                  %         0.75         0.75         0.75
 12b-1 fee(3)                    %         0.30         1.00         1.00
 Other expenses                  %         0.21         0.20         0.20
 TOTAL FUND OPERATING EXPENSES   %         1.26         1.95         1.95

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5      YEAR 10
----------------------------------------------------------------------------------------
 Class A
 with redemption                $              60           86          113         193
 ................................................................................

 Class B
 with redemption                $              70           91          125         209(4)
 without redemption             $              20           61          105         209(4)
 ................................................................................

 Class C
 with redemption                $              30           61          105         227
 without redemption             $              20           61          105         227
 ................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                           HIGH TOTAL
 PERFORMED            The following        The fund's           RETURN FUND II
                      chart shows the      performance is               [ICON]
                      fund's financial     also reported in
                      performance by       national
                      share class. These   newspapers under
                      figures have been    this trading
                      audited by Coopers   symbol: HTR 2 B.
                      & Lybrand L.L.P.,
                      independent
                      accountants.

                                           CLASS A(1)   CLASS B(1)   CLASS C(1)
YEAR ENDED OCTOBER 31,                        1997         1997         1997
-------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period            $            5.00         5.00         5.00
 Net investment income              $            0.28         0.25         0.25
 Net realized and unrealized
 loss on investments                $            0.53         0.53         0.54
 TOTAL FROM INVESTMENT
 OPERATIONS                         $            0.81         0.78         0.79
 Dividends from net investment
 income                             $           (0.28)       (0.25)       (0.25)
 DIVIDENDS FROM NET REALIZED
 GAIN (LOSS) ON INVESTMENTS
 SOLD                               $           (0.04)       (0.04)       (0.04)
 TOTAL DISTRIBUTIONS                $           (0.32)       (0.29)       (0.29)
 NET ASSET VALUE AT THE END OF
 THE PERIOD                         $            5.49         5.49         5.50
 TOTAL INVESTMENT RETURN(2)         %           16.53        15.91        16.12

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                     $           8,548       38,076       12,334
 Ratio of expenses to average
 net assets(3)                      %            1.26         1.95         1.95
 Ratio of expense
 reimbursement to average net
 assets(3)                          %            3.36         0.75         0.78
 Ratio of net investment
 income to average net
 assets(3)                          %            5.89         5.20         5.17
 Portfolio turnover rate            %             164          164          164

--------------------------------------------------------------------------------

(1) Classes A, B and C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Annualized.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                               High Total Return Fund II      21

                                                            Registrant
 NORTHSTAR                                                  Northstar
 STRATEGIC                                                  Strategic Income
 INCOME                                                     Fund
 FUND                                                       Portfolio manager
                                                            Ryan Johanson

OBJECTIVE
This fund seeks high current income and a net asset value with limited volatility by allocating substantially all of its assets among (i) U.S. Government Securities, (ii) high-yield securities, including preferred stocks, convertible securities, zero coupon, pay-in-kind securities and lower-rated foreign government securities, (iii) investment grade corporate debt securities, and (iv) investment grade securities (or unrated securities that Northstar determines to be of equivalent quality) issued by foreign governments or their agencies or instrumentalities, or supranational entities.
INVESTMENT
STRATEGY
The portfolio manager rotates the allocation of assets between the four sectors based on the economic outlook, to maximize current income without assuming undue risk. To control risk, the fund will never allocate more than 60% of its assets to a single sector.
HOLDINGS
In addition to the securities listed above, the fund holds debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be equivalent quality (junk bonds). Up to 10% of the assets allocated to the high-yield sector can be in bonds in the lowest rating categories (C by Moody's and D by S&P) including bonds in default. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

RISKS
Because it is an income fund, the fund is affected by changes in interest rates. It is also subject to the risks associated with investing in junk bonds and foreign securities, but the fund also attempts to limit these risks by investing in less volatile securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                            CLASS A      CLASS B      CLASS C      CLASS T
--------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a %
 of offering price)                %            4.75         none         none         none
 Maximum deferred sales
 charge                            %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                            CLASS A      CLASS B      CLASS C      CLASS T
--------------------------------------------------------------------------------------------
 Management fee                    %            0.65         0.65         0.65         0.65
 12b-1 fee(3)                      %            0.30         1.00         1.00         0.95(4)
 Other expenses                    %            0.50         0.53         0.52         0.43
 TOTAL FUND OPERATING
 EXPENSES                          %            1.45         2.18         2.17         2.03

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              62           91          123          213
 ..........................................................................................................................

 Class B
 with redemption                $              72           98          137          233(5)
 without redemption             $              22           68          117          233(5)
 ..........................................................................................................................

 Class C
 with redemption                $              32           68          116          250
 without redemption             $              22           68          116          250
 ..........................................................................................................................

 Class T
 with redemption                $              61           84          109          221  (6)
 without redemption             $              21           64          109          221  (6)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 1.00%.

----------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

22      Strategic Income Fund

 HOW THE                                                            NORTHSTAR
 FUND HAS                                                           STRATEGIC
 PERFORMED            The following        Audited by other            INCOME
 [ICON]               chart shows the      independent                   FUND
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: STRINCA,
                      accountants.         STRINCB or STRINT.

(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                   Strategic Income Fund      23

                                                            REGISTRANT
 NORTHSTAR                                                  Northstar
 STRATEGIC                                                  Strategic Income
 INCOME                                                     Fund
 FUND                                                       PORTFOLIO MANAGER
                                                            Ryan Johanson

                                                                     CLASS A                            CLASS B
YEAR ENDED DECEMBER 31,                                   1997       1996       1995(1)      1997       1996       1995(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                          $          12.67      12.40       12.24       12.67      12.39       12.24
 Net investment income                           $           1.00       0.93        0.63        0.87       0.85        0.55
 Net realized and unrealized gain (loss) on
 investments                                     $          (0.69)      0.35        0.13       (0.66)      0.36        0.15
 TOTAL FROM INVESTMENT OPERATIONS                $           0.31       1.28        0.76        0.21       1.21        0.70
 Dividends from net investment income            $          (0.94)     (1.01)      (0.60)      (0.85)     (0.93)      (0.55)
 TOTAL DISTRIBUTIONS                             $          (0.94)     (1.01)      (0.60)      (0.85)     (0.93)      (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD        $          12.04      12.67       12.40       12.03      12.67       12.39
 TOTAL INVESTMENT RETURN(2)                      %           2.50      10.88        6.40        1.67      10.18        5.89
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                         $       12,523     17,293      21,790      29,921     30,733      22,143
 Ratio of expenses to average net assets         %           1.45       1.40        1.36 (3)      2.18      2.10       2.06(3)
 Ratio of expense reimbursement to average
 net assets                                      %           0.03       0.05        0.07 (3)      0.02      0.09       0.06(3)
 Ratio of net investment income to average
 net assets                                      %           7.75       7.55        7.03 (3)      7.02      6.82       6.47(3)
 Portfolio turnover rate                         %            225        130         153         225        130         153

                                                          CLASS C
YEAR ENDED DECEMBER 31,                        1997       1996       1995(1)
-------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                          12.65      12.38       12.24
 Net investment income                            0.88       0.85        0.55
 Net realized and unrealized gain (loss) on
 investments                                     (0.65)      0.35        0.14
 TOTAL FROM INVESTMENT OPERATIONS                 0.23       1.20        0.69
 Dividends from net investment income            (0.86)     (0.93)      (0.55)
 TOTAL DISTRIBUTIONS                             (0.86)     (0.93)      (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD        12.02      12.65       12.38
 TOTAL INVESTMENT RETURN(2)                       1.75      10.11        5.81
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                       4,397      4,222       2,172
 Ratio of expenses to average net assets          2.17       2.10        2.02 (3)
 Ratio of expense reimbursement to average
 net assets                                       0.02       0.11        0.06 (3)
 Ratio of net investment income to average
 net assets                                       7.03       6.79        6.48 (3)
 Portfolio turnover rate                           225        130         153

                                                                          CLASS T
YEAR ENDED DECEMBER 31,                                   1997       1996       1995       1994(4)
----------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                          $          12.67      12.39      11.71       12.00
 Net investment income                           $           0.94       0.88       0.98        0.51
 Net realized and unrealized gain (loss) on
 investments                                     $          (0.70)      0.35       0.66       (0.25)
 TOTAL FROM INVESTMENT OPERATIONS                $           0.24       1.23       1.64        0.26
 Dividends from net investment income            $          (0.87)     (0.95)     (0.96)      (0.49)
 Dividends from net realized gain on
 investments sold                                $             --         --         --       (0.05)
 Distributions from capital                      $             --         --         --       (0.01)
 TOTAL DISTRIBUTIONS                             $          (0.87)     (0.95)     (0.96)      (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD        $          12.04      12.67      12.39       11.71
 TOTAL INVESTMENT RETURN(2)                      %           1.89      10.39      14.54        2.14
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                         $       20,172     27,350     30,228      25,252
 Ratio of expenses to average net assets         %           2.03       1.90       1.90        1.90(3)
 Ratio of expense reimbursement to average
 net assets                                      %           0.05       0.09       0.28        0.63(3)
 Ratio of net investment income to average
 net assets                                      %           7.17       7.07       6.86        7.92(3)
 Portfolio turnover rate                         %            225        130        153         156

YEAR ENDED DECEMBER 31,
-------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period
 Net investment income
 Net realized and unrealized gain (loss) on
 investments
 TOTAL FROM INVESTMENT OPERATIONS
 Dividends from net investment income
 Dividends from net realized gain on
 investments sold
 Distributions from capital
 TOTAL DISTRIBUTIONS
 NET ASSET VALUE AT THE END OF THE PERIOD
 TOTAL INVESTMENT RETURN(2)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)
 Ratio of expenses to average net assets
 Ratio of expense reimbursement to average
 net assets
 Ratio of net investment income to average
 net assets
 Portfolio turnover rate

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.
(3) Annualized.
(4) Class T commenced operations on July 1, 1994.

24      Strategic Income Fund

                                                            Registrant
 NORTHSTAR                                                  Northstar
 GOVERNMENT                                                 Government
 SECURITIES                                                 Securities Fund
 FUND                                                       Portfolio manager
                                                            Ryan Johanson

OBJECTIVE
This fund seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

INVESTMENT
STRATEGY
The portfolio manager selects U.S. Government Securities of various terms depending on interest rates and market opportunities. This fund is managed so it qualifies as an investment for federal credit unions. Shareholders will be notified 60 days before making any change to this policy.

HOLDINGS
Under normal conditions, the fund holds at least 65% of its total assets in securities supported by the full faith and credit of the U.S. Government. No more than 20% of its assets may be in securities issued by a single instrumentality or agency not supported by the full faith and credit of the U.S. Government. It may also invest in mortgage-backed, zero coupon and other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 40.

To the extent that any investment or investment practice under the fund's investment policies described in this prospectus or the SAI is not permissable for federal credit unions, the fund shall refrain from purchasing such investment or engaging in such practices.

RISKS
Because it is an income fund, the fund is affected by changes in interest rates. Shares of this fund are not insured or guaranteed by the U.S. Government or its agencies or instrumentalities, but the fund's holdings are not subject to the credit risks associated with corporate securities. Please refer to the section beginning on page 40, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee(5)                   %            0.50         0.50         0.50         0.50
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.65(4)
 Other expenses                      %            0.35         0.39         0.35         0.30
 TOTAL FUND OPERATING EXPENSES
 AFTER WAIVER(5)                     %            1.15         1.89         1.85         1.45

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              59           82          108          181
 ..........................................................................................................................

 Class B
 with redemption                $              69           89          122          202(6)
 without redemption             $              19           59          102          202(6)
 ..........................................................................................................................

 Class C
 with redemption                $              29           58          100          217
 without redemption             $              19           58          100          217
 ..........................................................................................................................

 Class T
 with redemption                $              55           66           79          165  (7)
 without redemption             $              15           46           79          165  (7)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 31 for details.

(2) This charge decreases over time. Please see page 31 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

24      Government Securities Fund

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                           GOVERNMENT
 PERFORMED            The following        Audited by other         SECURITIES
 [ICON]               chart shows the      independent                    FUND
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              this trading
                      independent          symbol: GOVTT.
                      accountants.

(4) The Class T 12b-1 plan provides for payment up to 0.95%.

(5) After management fee waiver of 0.15% effective June 2, 1997. Without the waiver, the management fee would be 0.65% and the total fund operating expenses would be 1.30% for Class A, 2.04% for Class B, 2.00% for Class C and 1.60% for Class T.

----------------------------
(6) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(7) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.
[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                              Government Securities Fund      25

                                                             REGISTRANT
 NORTHSTAR                                                   Northstar
 GOVERNMENT                                                  Government
 SECURITIES                                                  Securities Fund
 FUND                                                        PORTFOLIO MANAGER
                                                             Ryan Johanson

                                                                CLASS A                             CLASS B                 CLASS C
YEAR ENDED DECEMBER 31,                              1997        1996      1995(1)      1997       1996        1995(1)       1997
------------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $           9.48      10.07        9.51        9.48      10.07        9.51        9.47
 Net investment income                      $           0.68       0.63        0.34        0.52       0.57        0.30        0.59
 Net realized and unrealized gain
 (loss) on investments                      $             --      (0.60)       0.59        0.11      (0.60)       0.59        0.04
 TOTAL FROM INVESTMENT OPERATIONS           $           0.68       0.03        0.93        0.63      (0.03)       0.89        0.63
 Dividends from net investment income       $          (0.63)     (0.62)      (0.37)      (0.56)     (0.56)      (0.33)      (0.56)
 TOTAL DISTRIBUTIONS                        $          (0.63)     (0.62)      (0.37)      (0.56)     (0.56)      (0.33)      (0.56)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $           9.53       9.48       10.07        9.55       9.48       10.07        9.54
 TOTAL INVESTMENT RETURN(2)                 %           7.46       0.57       10.04        6.93      (0.15)       9.61        6.93
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $          1,744     14,185       3,235      13,503      9,135       2,790         542
 Ratio of expenses to average net
 assets                                     %           1.15       1.09        1.20(3)      1.89      1.80        1.70(3)     1.85
 Ratio of expense reimbursement to
 average net assets                         %           0.17       0.20        0.20(3)      0.17      0.20        0.20(3)     0.17
 Ratio of net investment income to
 average net assets                         %           6.44       6.85        6.01(3)      5.50      6.05        5.20(3)     5.67
 Portfolio turnover rate                    %            129        101         295         129        101         295         129

YEAR ENDED DECEMBER 31,                   1996      1995(1)
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 10.07       9.51
 Net investment income                       0.58       0.30
 Net realized and unrealized gain
 (loss) on investments                      (0.62)      0.59
 TOTAL FROM INVESTMENT OPERATIONS           (0.04)      0.89
 Dividends from net investment income       (0.56)     (0.33)
 TOTAL DISTRIBUTIONS                        (0.56)     (0.33)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                      9.47      10.07
 TOTAL INVESTMENT RETURN(2)                 (0.21)      9.61
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    1,147          8
 Ratio of expenses to average net
 assets                                      1.80       1.68(3)
 Ratio of expense reimbursement to
 average net assets                          0.21       0.20(3)
 Ratio of net investment income to
 average net assets                          6.22       5.28(3)
 Portfolio turnover rate                      101        295

                                                                                     CLASS T
YEAR ENDED DECEMBER 31,                              1997       1996       1995       1994       1993       1992       1991
------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                 $           9.48      10.07       8.74      10.32       9.22       8.99       8.47
 Net investment income                      $           0.57       0.60       0.58       0.56       0.59       0.61       0.67
 Net realized and unrealized gain
 (loss) on investments                      $           0.10      (0.59)      1.35      (1.56)      1.09       0.23       0.52
 TOTAL FROM INVESTMENT OPERATIONS           $           0.67       0.01       1.93      (1.00)      1.68       0.84       1.19
 Dividends from net investment income       $          (0.60)     (0.60)     (0.60)     (0.57)     (0.58)     (0.61)     (0.67)
 Distributions from capital                 $             --         --         --      (0.01)        --         --         --
 TOTAL DISTRIBUTIONS                        $          (0.60)     (0.60)     (0.60)     (0.58)     (0.58)     (0.61)     (0.67)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                     $           9.55       9.48      10.07       8.74      10.32       9.22       8.99
 Total investment return(2)                 %           7.38       0.32      22.90      (9.82)     18.48       9.77      14.73
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                    $         89,939    112,126    150,951    152,608    184,156    144,144    121,389
 Ratio of expenses to average net
 assets                                     %           1.45       1.30       1.30       1.29       1.31       1.39       1.44
 Ratio of expense reimbursement and
 waiver to average net assets               %           0.20       0.21       0.20       0.20       0.20       0.20       0.20
 Ratio of net investment income (loss)
 to average net assets                      %           5.99       6.37       6.23       6.00       5.83       6.81       7.68
 Portfolio turnover rate                    %            129        101        295        315         81        120         87

YEAR ENDED DECEMBER 31,                   1990       1989       1988
--------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of
 the period                                  8.47       8.26       8.80
 Net investment income                       0.68       0.72       0.75
 Net realized and unrealized gain
 (loss) on investments                         --       0.21      (0.48)
 TOTAL FROM INVESTMENT OPERATIONS            0.68       0.93       0.27
 Dividends from net investment income       (0.68)     (0.72)     (0.75)
 Distributions from capital                    --         --      (0.06)
 TOTAL DISTRIBUTIONS                        (0.68)     (0.72)     (0.81)
 NET ASSET VALUE AT THE END OF THE
 PERIOD                                      8.47       8.47       8.26
 Total investment return(2)                  8.57      11.73       2.97
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                  108,420    123,735    169,421
 Ratio of expenses to average net
 assets                                      1.43       1.45       1.88
 Ratio of expense reimbursement and
 waiver to average net assets                0.20       0.20         --
 Ratio of net investment income (loss)
 to average net assets                       8.23       8.57       8.47
 Portfolio turnover rate                       17         74        494

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.

(3) Annualized.

26      Government Securities Fund

MEET THE
PORTFOLIO
MANAGERS

JEFFREY AURIGEMMA
Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and has co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998. He joined Northstar in October 1993.

Mr. Aurigemma has over eight years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a senior credit analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst -- Fixed Income for National Securities & Research Corporation.

CHARLES BRANDES
Charles Brandes has co-managed the Northstar International Value Fund and the Northstar Emerging Markets Value Fund since inception. Mr. Brandes has over 30 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee.

Mr. Brandes earned his BA in Economics from Bucknell University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

Charles Brandes and Jeff Busby structure the portfolio of the Northstar International Value Fund from a buy list determined by Brandes' Investment Committee, of which they are senior members.

JEFF BUSBY
Jeff Busby has been co-manager of the Northstar International Value Fund since its inception. Mr. Busby has over 12 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the Investment Committee. He is also responsible for overseeing all trading activities for the firm.

Mr. Busby earned his BS in Chemical Engineering from Northwestern University and his MBA in Finance from the University of California, Berkeley. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Financial Analysts Society.

THOMAS OLE DIAL
Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception, and has managed the Northstar Balance Sheet Opportunities Fund since May 1997. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over 11 years of investment management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

RYAN JOHANSON
Ryan Johanson has managed the Northstar Government Securities Fund since March 1997, and has managed the Northstar Strategic Income Fund since March 1997. He joined Northstar in March 1997.

Mr. Johanson has over 11 years of experience in fixed-income investments. Before joining Northstar, he was Director of Global Market Risk Management -- Asia for Barclays Bank, Senior Manager of Banque Indosuez, and Chief Investment Officer at Fidelity Federal Bank.

LOUIS NAVELLIER
Louis Navellier has managed the Northstar Growth + Value Fund since its inception and has managed the Northstar Special Fund since February 1996.

Mr. Navellier has been managing assets since 1985 and is the sole owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for high net worth individuals, institutions and pension funds.

IAN SUNDER
Ian Sunder has co-managed the Northstar Emerging Markets Value Fund since its inception. Mr. Sunder has over eight years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Portfolio Manager and member of the Investment Committee.

Mr. Sunder earned his BA in Commerce from Karnatak University, India and his Master of Accountancy from Bowling Green State University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Financial Analysts Society.

Charles Brandes and Ian Sunder structure the portfolio of the Northstar Emerging Markets Value Fund from a buy list determined by Brandes' Investment Committee, of which Mr. Brandes is a senior member and Mr. Sunder is a member.

GEOFFREY WADSWORTH
Geoffrey Wadsworth has managed the Northstar Growth Fund since February 1996, and has managed the Northstar Income and Growth Fund since January 1997. Mr. Wadsworth, who has over 26 years of investment management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Wadsworth was a Vice President of National Securities & Research Corporation. He was portfolio manager of the National Stock Fund and assistant manager of the National Income and Growth Fund, National Worldwide Opportunities Fund and National Total Return Fund.

                                                                     MEET THE
                                                                    PORTFOLIO
                                                                     MANAGERS

SUB-ADVISERS
BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. serves as sub-adviser to the Northstar International Value Fund and the Northstar Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been (through various predecessor entities) providing investment advisory services since 1974.

Brandes Investment Partners, L.P. currently manages over $15 billion in international and global portfolios. Brandes receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Northstar, and not by either of the funds, at a rate of 50% of the management fee that each of the funds pay Northstar.

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management was established to provide sub-advisory investment services for various Northstar portfolios. It currently serves as sub-adviser to the Northstar Growth + Value Fund and the Northstar Special Fund and manages over $2 billion in aggressive growth and growth portfolios. The company is wholly-owned by Louis Navellier.

Navellier Fund Management receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Northstar, and not by either of the funds, at a rate of 0.64% for the Northstar Growth + Value Fund and 0.48% for the Northstar Special Fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

PERFORMANCE
PROFILE:
The charts below show the average annual return and the cumulative total return since inception for
BRANDES
the Northstar International Value Fund. The fund INVESTMENT PARTNERS commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.

These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are after deduction of all fees and expenses. Included for comparison are performance figures of the MSCI EAFE Index, an unmanaged index of securities listed on exchanges in markets in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results presented below may not equate with the return experienced by any shareholder as a result of timing of investments and the effects of taxes on any shareholder.

                          NORTHSTAR
                        INTERNATIONAL        MSCI
                         VALUE FUND         EAFE
                                (%)    INDEX (%)
 One year, ended
 December 31, 1997            17.86         1.78
 Cumulative total
 return since March 6,
 1995                         52.30        25.18

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NORTHSTAR VALUE    MSCI EAFE

                International
                         Fund         Index
Mar 1995                 1.02          1.06
                         1.05           1.1
                         1.06          1.09
                         1.06          1.07
                          1.1          1.14
                         1.09          1.09
                         1.09          1.11
                         1.06          1.08
                         1.09          1.12
                         1.12          1.16
1996                     1.15          1.18
                         1.14          1.17
                         1.13          1.19
                         1.18          1.23
                         1.17          1.21
                         1.18          1.21
                         1.14          1.18
                         1.16          1.18
                         1.19          1.21
                         1.19           1.2
                         1.27          1.25
                         1.29          1.23
1997                     1.33          1.19
                         1.33          1.21
                         1.38          1.21
                         1.37          1.22
                         1.44           1.3
                         1.53          1.37
                         1.57          1.39
                         1.47          1.29
                          1.6          1.36
                         1.48          1.25
                         1.47          1.24
12/97                    1.52          1.25

                                                                     MEET THE
                                                                    PORTFOLIO
                                                                     MANAGERS

PERFORMANCE
PROFILE:
The charts below show the past performance of BRANDES
Brandes Investment Partners, L.P. in managing all INVESTMENT PARTNERS accounts with investment objectives, policies,

These figures demonstrate the historical track record of Brandes Investment Partners, L.P. The figures have been provided by Brandes Investment Partners, L.P. and have not been verified or audited by Northstar. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners, L.P. will perform in the future.
techniques and restrictions substantially similar,
(a) The annual returns presented (right) were calculated on a time-weighted and asset-though not identical to those of the Northstar weighted, total return basis, including International Value Fund. The charts show reinvestments of all dividends, interest and income, realized and unrealized gain or losses average annual returns and the cumulative total and are net of applicable investment advisory fees, brokerage commissions and execution return since July 1990 for a composite of the costs, custodial fees and any applicable foreign withholding taxes, without provision actual performance of all international equity for federal and state income taxes, if any. accounts managed by Brandes Investment Partners This total return method differs from the SEC method of calculating total return. The from July 1990 until the present.
Brandes composite results include all actual, fee-paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, policies, techniques and restrictions to those of the Northstar International Value Fund. The weighted-average management fee during the period from July 1, 1990 through December 31, 1997 was 0.91% per year. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and cash equivalents are included in performance results. Net annual returns for the composite for calendar year 1991 have been arrested by an independent accounting firm. Starting with calendar year 1992 through calendar year 1996, the composite has been examined by a Big Six accounting firm in accordance with AIMR Level II verification standards. The examination for calendar year 1997 has not been completed as of the date of this prospectus. Copies of the reports of independent accountants and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS-TM-). AIMR did not prepare or review this data. The Fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.

                 BRANDES
                 INTERNATIONAL              MSCI
                 EQUITY COMPOSITE           EAFE
                 (%)(A)                INDEX (%)
 One year,
 ended December
 31, 1997                       20.00       1.78
 Three years,
 ended December
 31, 1997                       16.67       6.27
 Five years,
 ended December
 31, 1997                       16.76      11.39
 Cumulative
 total return
 since
 July 1, 1990                     319        147

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                 BRANDES
              INTERNATIONAL      MSCI EAFE


                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

                        Equity         Index
1990                      0.98          0.79
                          0.99          0.87
1991                      1.10          0.94
                          1.13          0.88
                          1.26          0.96
                          1.38          0.98
1992                      1.43          0.86
                          1.52          0.88
                          1.47          0.89
                          1.47          0.86
1993                      1.58          0.96
                          1.65          1.06
                          1.82          1.13
                          2.07          1.14
1994                      2.01          1.18
                          1.96          1.24
                          2.11          1.24
                          2.01          1.23
1995                      2.01          1.25
                          2.13          1.26
                          2.20          1.31
                          2.29          1.36
1996                      2.31          1.40
                          2.41          1.42
                          2.44          1.42
                          2.66          1.45
1997                      2.82          1.42
                          3.16          1.61
                          3.34          1.60
                          3.19          1.47

                                                                      MEET THE
                                                                     PORTFOLIO
                                                                      MANAGERS

PERFORMANCE
PROFILE:
The charts below show the average annual return
LOUIS NAVELLIER
and the cumulative total return since inception for the Northstar Growth + Value Fund.

                            NORTHSTAR
                             GROWTH +
                           VALUE FUND    S&P 500
                                  (%)  INDEX (%)
 One year, ended
 December 31, 1997              18.10      33.35
 Cumulative total
 return since November
 18, 1996                       14.80      30.92

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NORTHSTAR GROWTH + VALUE
                       FUND              S&P 500 INDEX

Dec-96                             0.97            0.98
Jan-97                             1.00            1.04
Feb-97                             0.95            1.05
Mar-97                             0.92            1.01
Apr-97                             0.94            1.07
May-97                             1.02            1.13
Jun-97                             1.08            1.18
Jul-97                             1.18            1.28
Aug-97                             1.19            1.21
Sep-97                             1.30            1.27
Oct-97                             1.21            1.23
Nov-97                             1.18            1.29
Dec-97                             1.15            1.31
Unit value

In addition to owning Navellier Fund Management, Inc., Louis Navellier is the sole owner of Navellier & Associates, Inc., a registered investment adviser that has been managing large pools of private assets since 1985.

Mr. Navellier and his staff use a computer-based system he developed to analyze over 9,000 stocks as a basis for making buying and selling decisions.

The charts on page 33 show his past performance in managing accounts with investment policies and objectives substantially similar to the Northstar Growth + Value Fund.

The charts show average annual returns and the cumulative total return since January 1985 for a composite of the actual performance of all equity accounts managed by Navellier & Associates from 1985 to present, calculated according to AIMR standards. This total return method differs from the SEC method of calculating total return. Navellier has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS-TM-). AIMR did not prepare or review this data. The Fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The accounts were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

PERFORMANCE
PROFILE:

LOUIS NAVELLIER

These figures demonstrate the historical track record of Navellier & Associates. The figures have been provided by Navellier & Associates and have not been verified or audited by Northstar. They do not indicate how the Northstar Growth + Value Fund or Navellier & Associates will perform in the future.

(a) Results are after deduction of fees and expenses. Prior to January 1, 1993, any account expenses not deducted from the accounts, such as management fees paid outside the accounts, are not reflected in the performance results. If these fees had been deducted from the accounts, they would have reduced performance. Fees were not materially different from the Growth + Value Fund's expense ratio, but were generally higher than the expense ratio for Class A shares and lower than the expense ratios for Class B and C shares.

                        NAVELLIER AND
                           ASSOCIATES
                            COMPOSITE    S&P 500
                               (%)(A)  INDEX (%)
 1985                           49.95      31.84
 1986                           31.20      18.66
 1987                            8.05       5.24
 1988                           11.40      16.51
 1989                           22.20      31.58
 1990                           12.51     (3.15)
 1991                           66.41      30.50
 1992                            3.12       7.61
 1993                           16.83      10.09
 1994                            1.53       1.31

                        NAVELLIER AND
                           ASSOCIATES
                            COMPOSITE    S&P 500
                               (%)(A)  INDEX (%)
 1995                           43.80      37.59
 1996                           10.68      22.31
 1997                           13.05      33.32

                                                                     MEET THE
                                                                    PORTFOLIO
                                                                     MANAGERS

 Three years, ended
 December 31, 1997              21.61      30.88
 Five years, ended
 December 31, 1997              16.37      20.13
 Ten years, ended
 December 31, 1997              18.82      17.96
 Cumulative total
 return since
 January 1, 1985                1,092        759

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               NAVELLIER AND ASSOCIATES
                      COMPOSITE             S&P 500 INDEX

1985                                  1.00            1.00
1985                                  1.50            1.32
1986                                  1.97            1.56
1987                                  2.13            1.65
1988                                  2.37            1.92
1989                                  2.89            2.52
1990                                  3.26            2.44
1991                                  5.42            3.19
1992                                  5.59            3.43
1993                                  6.53            3.78
1994                                  6.63            3.83
1995                                  9.53            5.27
1996                                 10.55            6.44
1997                                 11.92            8.59
Unit value

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

- first, choose a share class

- second, open a Northstar account and make your first investment

- third, choose one of several ways to buy, sell or exchange shares.
--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS
All Northstar funds are available in Class A, Class B and Class C shares.
The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income, or exchanging Class T shares you already own, including Class T shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds).
In addition to Class A, Class B and Class C shares, the Northstar Growth Fund offers Class I shares. Class I shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account. Class I shares may have different sales charges and other expenses, which may affect performance. You can obtain additional information concerning Class I shares by calling us at 1-800-595-7827.

We've listed actual expenses charged to the funds beginning on page 4.

 Maximum     CLASS A    no limit
 amount you  CLASS B    $500,000
 can buy     CLASS C    $750,000
             CLASS T    can only be purchased by reinvesting income or exchanging
                        other Class T shares
 Front-end   CLASS A    yes, varies by size of investment
 sales       CLASS B    none
 charge      CLASS C    none
             CLASS T    none
 Deferred    CLASS A    only on investments of $1 million or more if you sell within
 sales       CLASS B    18 months
 charge      CLASS C    yes, if you sell within 5 years
             CLASS T    yes, if you sell within 1 year
                        yes, if you sell within 4 years
 Service     CLASS A    0.25% per year
 fee         CLASS B    0.25% per year
             CLASS C    0.25% per year
             CLASS T    0.25% per year
             CLASS A    0.05% per year
 Distribution CLASS B   0.75% per year
 fee         CLASS C    0.75% per year
             CLASS T    from 0.40% to 0.75% per year (varies by fund)
 Conversion  CLASS B    Class B shares convert to Class A shares after 8 years
             CLASS T    Class T shares convert to Class A shares after 8 years or on
                        June 2, 1998 (whichever is later)

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

FRONT-END SALES
CHARGES
(Class A shares only)

                                                                                 AMOUNT RETAINED BY
---------------------------------------------------------------------------------------------------
                                         FRONT-END SALES CHARGE                             DEALERS
                                    as a percentage         as a percentage         as a percentage
YOUR INVESTMENT              of your net investment       of offering price       of offering price
 up to $99,999                                 4.99                    4.75                    4.00
 $100,000 to $249,000                          3.90                    3.75                    3.10
 $250,000 to $499,000                          2.83                    2.75                    2.30
 $500,000 to $999,000                          2.04                    2.00                    1.70
 $1,000,000 and over                             --                      --                      --

WAYS TO REDUCE OR ELIMINATE SALES CHARGES
THERE ARE THREE WAYS YOU CAN REDUCE YOUR FRONT-END SALES CHARGES.

1. TAKE ADVANTAGE OF PURCHASES YOU'VE ALREADY MADE
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. TAKE ADVANTAGE OF PURCHASES YOU INTEND TO MAKE
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. BUY AS PART OF A GROUP OF INVESTORS
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:
   - you, your spouse and your children under the age of 21

   - a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

   - any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:

   - an active or retired trustee, director, officer, partner or employee (including immediate family) of
    - Northstar or of any of its affiliated companies
    - any Northstar affiliated investment company
    - a dealer that has a sales agreement with the distributor

   - a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

   - a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

   - a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

   - a Brandes employee, officer or partner

   - an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of a Northstar fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:

   - you have held the shares in the fund you're selling for at least six months, and you paid a sales charge when you bought them

   - you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

   - you buy the shares of the fund within 60 days of the sale, and

   - the fund has the same or a similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

DEFERRED SALES
CHARGES
(Classes A, B, C & T)
We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.
When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

YOUR INVESTMENT        CDSC ON SHARES BEING
SOLD
 First $1,000,000 to $2,499,999          1.00%
 $2,500,000 to $4,999,999                0.50%
 $5,000,000 and over                     0.25%

CLASS B, C & T SHARES

YEARS AFTER YOU
BOUGHT THE SHARES     CLASS B     CLASS C     CLASS T
 1st year                 5.00%       1.00%       4.00%
 2nd year                 4.00%          --       3.00%
 3rd year                 3.00%          --       2.00%
 4th year                 2.00%          --       1.00%
 5th year                 2.00%          --          --
 after 5 years               --          --          --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

- the shareholder dies or becomes disabled

- you're selling your shares through our systematic withdrawal program

- you're selling shares of a retirement plan and you are over 70 1/2 years old

- you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund

- you fall into any of the waiver categories listed on page 32.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

OPENING A
NORTHSTAR
ACCOUNT
Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

- $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)
- $250 for retirement accounts
- $25 if you are investing using our automatic investment plan (see page 34).

Next, open an account in one of two ways:

- give a check to your financial consultant, who will open an account for you, or

- complete the application enclosed with this prospectus and mail it to us, along with your check made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

- Roth IRAs,
- IRAs,
- SEP-IRAs,

- Simple IRAs.
--------------------------------------------------------------------------------

BUYING, SELLING
AND EXCHANGING
Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

- through your financial consultant
- directly, by mail or over the telephone
- using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 34, but here are a few things you should know before you begin.
--------------------------------------------------------------------------------

HOW SHARES ARE
PRICED
The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 EST) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.
--------------------------------------------------------------------------------

SOME RULES FOR
BUYING
- The minimum amount of each investment after your first one is:

 - $100 for non-retirement accounts
 - $25 for retirement accounts
 - $25 if you are investing using our automatic investment plan (see page 34).

- We record most shares on our books electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

- We have the right to refuse a request to buy shares.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

SOME RULES FOR
SELLING
- Selling your shares may result in a deferred sales charge. Please refer to the table on page 31.

- We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

- If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

- You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 36 for information about how this can affect your taxes.

- If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

- In unusual circumstances, we may temporarily suspend the processing of requests to sell.

--------------------------------------------------------------------------------

SOME RULES FOR
EXCHANGING
- When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 36 for information about how this can affect your taxes.

- Before you make an exchange, be sure to request and read the sections of the prospectus of the fund you are exchanging to that discuss the shares you're exchanging to.

- You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the funds.

- For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

- We'll let you know 60 days in advance if we want to make any changes to these rules.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

WAYS TO BUY, SELL OR EXCHANGE             WHEN TO USE THIS OPTION

--------------------------------------------  --------------------------------------------
THROUGH YOUR FINANCIAL CONSULTANT             - buy
                                              - sell
                                              - exchange


--------------------------------------------  --------------------------------------------
BY MAIL
Please call us if you have any questions --   - buy
we can't process your request until we have   - sell
all of the documents we need.                 - exchange

--------------------------------------------  --------------------------------------------
BY TELEPHONE
To sign up for this service, complete         - sell
section 9 of the application or call us at    - exchange
1-800-595-7827.

--------------------------------------------  --------------------------------------------
AUTOMATIC INVESTMENT PLAN
To sign up for this service, complete         - buy
section 7 of the application or call us at
1-800-595-7827.
--------------------------------------------  --------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM
To sign up for this service, complete         - sell
section 8 of the application or call us at
1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.

--------------------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

- your account number

- your social security number or taxpayer identification number

- the name the account is registered in

- the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

- the dollar value or number of shares you want to buy, sell or exchange.

If you're BUYING include a check payable to Northstar Funds with your request.

If you're SELLING or EXCHANGING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

- you are selling more than $50,000 worth of shares

- your address of record has changed in the past 30 days

- you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.
--------------------------------------------------------------------------------

You can SELL or EXCHANGE up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. EST.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.
--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.
--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program for an account you've already signed up on an automatic investment plan.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

HOW THE FUNDS
PAY DISTRIBUTIONS
Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The funds pay dividends as follows:

 Growth Funds                     annually
 Income and Growth Funds          quarterly
 Income Funds                     monthly

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows.

CLASS A, B & C SHARES

- reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

- receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

- receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You must receive all distributions in the same way, either in cash or by reinvesting them in additional shares of the same fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

HOW YOUR
DISTRIBUTIONS
ARE TAXED
Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax- deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                                                                    THE BUSINESS
                                                                       OF MUTUAL
                                                                           FUNDS

HOW THE FUNDS
ARE ORGANIZED
AND MANAGED
Each of the Northstar funds is a diversified mutual fund. The Northstar Growth + Value Fund, Northstar International Value Fund, Northstar Emerging Markets Value Fund, Northstar Income and Growth Fund, and Northstar High Total Return Fund II are all series of the Northstar Trust (formerly the Northstar Advantage Trust), which is registered as an investment company with the SEC. All of the other funds are trusts registered separately with the SEC.

The trustees of each SEC-registered trust oversee the business affairs of the funds and are responsible for major decisions about each fund's investment objectives and policies.

The funds do not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of a fund request it. Certain objectives and policies of the funds may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of a Northstar fund because the fund investment objectives are fundamental.

The day-to-day management of the funds is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER

Oversees the investment management of the sub-advisers for the funds which are managed by a sub-adviser and provides advice and recommendations about investments made by all of the funds. The investment adviser is paid out of each fund's management fee, which are listed beginning on page 4.

Northstar Investment Management Corporation
2 Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR

Provides administrative, compliance and accounting services to the funds. The administrator receives an annual administrative services fee from each fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
2 Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR

Markets the funds and distributes shares through financial consultants and other financial representatives.

Northstar Distributors, Inc.
2 Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN

Holds all the funds' assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGERS AND SUB-ADVISERS

You'll find profiles of all of our portfolio managers and sub-advisers to the funds beginning on page 26.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE BUSINESS
OF MUTUAL
FUNDS

HOW DEALERS ARE
COMPENSATED
Dealers receive payment for selling shares of Northstar funds in three ways:

THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

- CLASS A INVESTMENTS
 (% OF OFFERING PRICE)

                        COMMISSION      AMOUNT
               RECEIVED BY DEALERS        PAID
              OUT OF SALES CHARGES      BY THE
                           YOU PAY  DISTRIBUTOR
 up to $99,999                4.00          --
 $100,000 to $249,999         3.10          --
 $250,000 to $499,999         2.30          --
 $500,000 to $999,999         1.70          --
 $1,000,000 to                  --        1.00
$2,499,999
 $2,500,000 to                  --        0.50
$4,999,999
 $5,000,000 and over            --        0.25

- CLASS B INVESTMENTS

 Receives 4% of the sale price from the distributor

- CLASS C INVESTMENTS

 Receives 1% of the sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b -1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b -1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b -1 fees listed in the fund information beginning on page 4. Service and distribution fee percentages appear on page 31.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.

                                                                    THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that a fund will achieve its investment objective.

You'll find a discussion of the risk factors associated with each fund beginning on page 4.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

--------------------------------------------------------------------------------

EQUITIES
- Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities, stock purchase rights and interests in real estate investment trusts are types of equities. Real estate investment trusts are companies that manage a portfolio of real estate to earn profits for shareholders.

- The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

- Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects. Such securities may include securities of emerging growth companies. Emerging growth companies may:

 - be in a relatively early stage of development, but will usually have consistent or accelerating earnings growth

 - occupy a profitable market niche

 - have products or technologies that are new, unique or proprietary

 - be in an industry that has a favorable long-term growth outlook.

--------------------------------------------------------------------------------

DEBT SECURITIES
- Obligations to repay borrowed money within a certain time with or without interest. Zero-coupon securities, pay-in-kind securities, discount obligations, mortgage-backed securities, convertible securities and high-yield securities are types of debt securities.

- Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases.

- There is also the risk that the borrower won't be able to fulfill its obligation, resulting in loss or a lower price than anticipated.

LOWER-RATED OR JUNK BONDS

The chart on page 44 indicates which funds invest in high-yield securities (junk bonds). In addition to general risks listed above that are associated with debt securities, junk bonds have special risks:

- They fluctuate more in value than higher-rated securities.

- They are more subject to the risk that the borrower won't fulfill its obligation.

- There may not be a market to sell them at a reasonable price, resulting in loss or a lower price than anticipated.

- The fund's ability to achieve its investment objective may be more dependent on Northstar's credit analysis than is the case for higher-rated securities.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

                                                                                           BALANCE
                                                                                             SHEET
                                    HIGH YIELD          HIGH TOTAL         STRATEGIC  OPPORTUNITIES
 QUALITY RATING                        FUND(1)   RETURN FUND II(1)    INCOME FUND(1)       FUND(1)
--------------------------------------------------------------------------------------------------
 Investment grade                           --                  --              13.3            --
 BB                                       33.8                10.0              23.6           4.4
 B                                        59.8                50.9              22.0          29.4
 CCC                                        --                 4.7               2.7           4.5
 CC                                         --                  --                --            --
 C                                          --                  --                --            --
 D                                          --                  --                --            --
 Non-rated                                  --                19.2                28          16.2
 U.S. Governments, equities &              6.4                15.2              35.6          45.5
  others
 Total                                    100%                100%              100%          100%
--------------------------------------------------------------------------------------------------

  (1) Data as of December 31, 1997.

--------------------------------------------------------------------------------

FOREIGN
INVESTMENTS

- Securities issued by companies or governments of foreign countries. May include equities and debt securities including sovereign debt obligations (securities issued to refinance foreign government bank loans and other debt also known as Brady Bonds).

- Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment.

  - foreign markets may be less regulated, may have less volume and be less liquid

 - foreign securities may be less liquid and more volatile

 - the value of the securities are affected by changes in currency exchange rates and exchange control regulations

 - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

 - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.

EMERGING MARKETS

- Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.

DEPOSITORY RECEIPTS

- American Depository Receipts (ADRs) are typically issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign companies, and are traded on U.S. exchanges. European Depository Receipts
  (EDRs) and Global Depository Receipts (GDRs) are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign or U.S. companies, and are traded on stock exchanges around the world.

                                                                    THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS

OTHER, HIGHER
RISK SECURITIES
ILLIQUID SECURITIES -- FUNDS ARE LIMITED TO 15% OF NET ASSET VALUE (5% OF NET ASSET VALUE FOR INTERNATIONAL VALUE AND EMERGING MARKETS VALUE FUNDS)

- Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

- Used to realize higher profits.

- There may be fewer market players which can result in lower prices, and sales can take longer to complete.

- Following guidelines established by the trustees of each fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

- Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

- Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

- In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

  - changes in the value of the derivative may not match changes in the value of its underlying asset

 - hedging may not be successful, and may prevent the fund from making other gains

 - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

- The International Value and Emerging Markets Value Funds do not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.

--------------------------------------------------------------------------------

INVESTMENT
PRACTICES
REPURCHASE AGREEMENTS -- FUNDS ARE LIMITED TO 15% OF THEIR NET ASSET VALUE

- Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of a fund's net asset value.

- Used for temporary and defensive purposes or to generate income from cash balances.

- The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

- Selling a security soon after you buy it.

- Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

- May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

- Temporarily maintaining part or all of a fund's assets in cash or in U.S. Government Securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

- Used for temporary and defensive purposes in periods of unusual market conditions.

- Provides lower returns.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS -- NO LIMIT

- A commitment to buy a security on a specific day in the future at a specified price.

- Used to realize short-term profits.

- If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

- There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

CLOSED-END INVESTMENT COMPANIES -- (EMERGING MARKETS VALUE FUND IS LIMITED TO 10% OF TOTAL ASSETS)

- An investment company whose shares are listed on a stock exchange or are traded in the over-the-counter market.

- Used to invest in securities markets of certain countries where restrictions on direct investment by foreign entities would otherwise limit the fund's ability to invest in the securities markets of such countries, or to generate income from cash balances.

- The fund will indirectly bear its proportionate share of any fees and expenses of such companies, in addition to the fund's fees and expenses.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar family of funds in our:

ANNUAL REPORTS

The Annual reports contain information about fund performance, the financial statements and the auditor's reports.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains complete information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.

Prior to April 20, 1998, please write or call for a free copy of the Annual reports or the current SAI:

The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830
1-800-595-7827

After April 20, 1998, all written correspondence should be sent to the following address:

The Northstar Funds
300 First Stamford Place
Stamford, CT 06902
Phone inquiries should be made to the phone number noted above.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                                              47

                                   NORTHSTAR
                             HIGH-YIELD INVESTMENTS
                                   PROSPECTUS
                                 March 1, 1998

                                 [Star Graphic]

This prospectus contains important information about investing in four Northstar
Funds: Northstar High Yield Fund, Northstar High Total Return Fund II, Northstar Strategic Income Fund and Northstar Balance Sheet Opportunities Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. Each of the funds has its own investment objective. Some of the Funds described in this prospectus seek high income or high returns while others may invest to a more limited extent in securities which may produce higher returns. High-yield investments are subject to greater risks. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

[LOGO]     OBJECTIVES
           INVESTMENT
[LOGO]     STRATEGY
[LOGO]     HOLDINGS
[LOGO]     RISKS
           WHAT
           YOU PAY
[LOGO]     TO INVEST
           HOW THE
           FUND HAS
[LOGO]     PERFORMED

                            These pages contain a
                            description of each of the funds included in this prospectus, including its objective, investment strategy, types of holdings, risks and portfolio manager(s).

                            You'll also find:

                            WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.

                            HOW THE FUND HAS PERFORMED.
                            A chart that shows the fund's financial performance for up to ten years, by share class.

WHAT'S
INSIDE

HIGH YIELD FUND                            2

HIGH TOTAL RETURN FUND II                  4

STRATEGIC INCOME FUND                      6

BALANCE SHEET OPPORTUNITIES FUND           8

MEET THE PORTFOLIO MANAGERS               10

YOUR GUIDE TO BUYING, SELLING AND
EXCHANGING SHARES OF NORTHSTAR
FUNDS                                     11

MUTUAL FUND EARNINGS AND YOUR
TAXES                                     18

THE BUSINESS OF MUTUAL FUNDS              20

THE RISKS OF INVESTING IN MUTUAL
FUNDS                                     22

WHERE TO GO FOR MORE INFORMATION          25

                                                               Registrant
 NORTHSTAR                                                     Northstar High
 HIGH YIELD                                                    Yield Fund
 FUND                                                          Portfolio manager
                                                               Jeffrey Aurigemma

OBJECTIVE
This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high-yield corporate debt instruments of domestic and foreign issuers.

INVESTMENT
STRATEGY
The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in high-yield or junk bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described beginning on page 22.

RISKS
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower rated bonds that are speculative in nature, and foreign securities. Please refer to the section beginning on page 22, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.60         0.60         0.60         0.60
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.65(4)
 Other expenses                      %            0.30         0.31         0.32         0.22
 TOTAL FUND OPERATING EXPENSES       %            1.20         1.91         1.92         1.47

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              59           84          110          186
 ..........................................................................................................................

 Class B
 with redemption                $              69           90          123          205(5)
 without redemption             $              19           60          103          205(5)
 ..........................................................................................................................

 Class C
 with redemption                $              29           60          104          224
 without redemption             $              19           60          104          224
 ..........................................................................................................................

 Class T
 with redemption                $              55           66           80          168  (6)
 without redemption             $              15           46           80          168  (6)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 13 for details.

(2) This charge decreases over time. Please see page 13 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

2      High Yield Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                            HIGH YIELD
 PERFORMED            The following        Audited by other                FUND
 [ICON]               chart shows the      independent
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: HIYLDB or
                      accountants.         HIYLDT.

(4) The Class T 12b-1 Plan provides for payments up to 0.95%.

----------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                          High Yield Fund      3

                                                               REGISTRANT
 NORTHSTAR                                                     Northstar High
 HIGH YIELD                                                    Yield Fund
 FUND                                                          PORTFOLIO MANAGER
                                                               Jeffrey Aurigemma

                                                                       CLASS A                          CLASS B
YEAR ENDED DECEMBER 31,                                      1997       1996      1995(1)     1997       1996      1995(1)
---------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                                 $       8.94       8.56       8.68       8.95       8.57       8.68
 Net investment income                                  $       0.73       0.76       0.48       0.67       0.71       0.44
 Net realized and unrealized gain (loss) on
 investments                                            $       0.23       0.44      (0.10)      0.23       0.43      (0.09)
 TOTAL FROM INVESTMENT OPERATIONS                       $       0.96       1.20       0.38       0.90       1.14       0.35
 Dividends from net investment income                   $     (0.76)      (0.75)     (0.50)     (0.70)     (0.69)     (0.46)
 Dividends from capital                                 $         --      (0.07)        --         --      (0.07)        --
 TOTAL DISTRIBUTIONS                                    $     (0.76)      (0.82)     (0.50)     (0.70)     (0.76)     (0.46)
 NET ASSET VALUE AT THE END OF THE PERIOD               $       9.14       8.94       8.56       9.15       8.95       8.57
 TOTAL INVESTMENT RETURN(2)                             %      11.18      14.74       4.48      10.38      13.94       4.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)            $     16,213     13,146      7,466    108,469     79,199     29,063
 Ratio of expenses to average net assets                %       1.20       1.11       1.02(4)      1.91      1.81      1.71(4)
 Ratio of net investment income to average net
 assets                                                 %       8.06       8.60       9.83(4)      7.35      7.88      9.18(4)
 Average commissions per share                          $         --     0.0777         --         --     0.0777         --
 Portfolio turnover rate                                %        134        128        103        134        128        103

                                                            CLASS C
YEAR ENDED DECEMBER 31,                           1997       1996      1995(1)
----------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                              8.95       8.57       8.68
 Net investment income                               0.67       0.72       0.44
 Net realized and unrealized gain (loss) on
 investments                                         0.23       0.42      (0.09)
 TOTAL FROM INVESTMENT OPERATIONS                    0.90       1.14       0.35
 Dividends from net investment income               (0.70)     (0.76)     (0.46)
 Dividends from capital                                --      (0.07)        --
 TOTAL DISTRIBUTIONS                                (0.70)     (0.76)     (0.46)
 NET ASSET VALUE AT THE END OF THE PERIOD            9.15       8.95       8.57
 TOTAL INVESTMENT RETURN(2)                         10.37      13.93       4.17
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)       21,393     14,275      3,410
 Ratio of expenses to average net assets             1.92       1.82       1.72(4)
 Ratio of net investment income to average net
 assets                                              7.35       7.85       9.29(4)
 Average commissions per share                         --     0.0777         --
 Portfolio turnover rate                              134        128        103

                                                                                  CLASS T
YEAR ENDED DECEMBER 31,                                      1997       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                                 $       8.94       8.56       8.29       9.31       9.09       7.94
 Net investment income                                  $       0.71       0.73       0.84       0.81       0.85       0.92
 Net realized and unrealized gain (loss) on
 investments                                            $       0.23       0.45       0.26      (0.99)      0.80       1.19
 TOTAL FROM INVESTMENT OPERATIONS                       $       0.94       1.18       1.10      (0.18)      1.65       2.11
 Dividends from net investment income                   $     (0.74)      (0.73)     (0.83)     (0.83)     (0.83)     (0.94)
 Dividends from net realized gain                       $         --         --         --      (0.01)     (0.60)     (0.02)
 Distributions from capital                             $         --      (0.07)        --         --         --         --
 TOTAL DISTRIBUTIONS                                    $     (0.74)      (0.80)     (0.83)     (0.84)     (1.43)     (0.96)
 NET ASSET VALUE AT THE END OF THE PERIOD               $       9.14       8.94       8.56       8.29       9.31       9.09
 TOTAL INVESTMENT RETURN(2)                             %      10.86      14.49      13.71      (2.18)     18.89      27.57
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)            $    109,320    124,431    139,711    136,426    125,095     64,063
 Ratio of expenses to average net assets                %       1.47       1.31       1.33       1.34       1.40       1.50
 Ratio of expense reimbursement to average net
 assets                                                 %         --         --         --         --         --       0.05
 Ratio of net investment income to average net
 assets                                                 %       7.77       8.43       9.69       9.08       8.84      10.30
 Average commissions per share                          $         --     0.0777         --         --         --         --
 Portfolio turnover rate                                %        134        128        103         86        176        122

YEAR ENDED DECEMBER 31,                           1991       1990      1989(3)
----------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                              6.27       8.55      10.00
 Net investment income                               1.08       1.12       0.60
 Net realized and unrealized gain (loss) on
 investments                                         1.67      (2.30)     (1.45)
 TOTAL FROM INVESTMENT OPERATIONS                    2.75      (1.18)     (0.85)
 Dividends from net investment income               (1.08)     (1.10)     (0.60)
 Dividends from net realized gain                      --         --         --
 Distributions from capital                            --         --         --
 TOTAL DISTRIBUTIONS                                (1.08)     (1.10)     (0.60)
 NET ASSET VALUE AT THE END OF THE PERIOD            7.94       6.27       8.55
 TOTAL INVESTMENT RETURN(2)                         46.49     (14.59)     (8.81)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)       25,651     11,342     11,045
 Ratio of expenses to average net assets             1.50       1.44       1.35(4)
 Ratio of expense reimbursement to average net
 assets                                              0.46       0.81       1.30(4)
 Ratio of net investment income to average net
 assets                                             14.84      15.15      11.44(4)
 Average commissions per share                         --         --         --
 Portfolio turnover rate                               57        156         40

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.

(3) Class T commenced operations on May 30, 1989.
(4) Annualized.

4      High Yield Fund

                                                            Registrant
 NORTHSTAR                                                  Northstar Trust
 HIGH TOTAL                                                 Portfolio managers
 RETURN FUND II                                             Thomas Ole Dial,
                                                            Jeffrey Aurigemma

OBJECTIVE
This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described beginning on page 22.

RISKS
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 22, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 initial
 investment (as a % of
 offering price)                    %            4.75         none         none
 Maximum deferred sales charge      %            none(1)       5.00(2)       1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee                     %            0.75         0.75         0.75
 12b-1 fee(3)                       %            0.30         1.00         1.00
 Other expenses                     %            0.21         0.20         0.20
 TOTAL FUND OPERATING EXPENSES      %            1.26         1.95         1.95

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              60           86          113          193
 ..........................................................................................................................

 Class B
 with redemption                $              70           91          125          209(5)
 without redemption             $              20           61          105          209(5)
 ..........................................................................................................................

 Class C
 with redemption                $              30           61          105          227
 without redemption             $              20           61          105          227
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 13 for details.

(2) This charge decreases over time. Please see page 13 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.
[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

4      High Total Return Fund II

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                           HIGH TOTAL
 PERFORMED            The following        The fund's           RETURN FUND II
 [ICON]               chart shows the      performance is
                      fund's financial     also reported in
                      performance by       national
                      share class. These   newspapers under
                      figures have been    the following
                      audited by Coopers   trading symbol:
                      & Lybrand L.L.P.,    HTR 2 B.
                      independent
                      accountants.

                                                            CLASS A      CLASS B      CLASS C
YEAR ENDED OCTOBER 31,                                      1997(1)      1997(1)      1997(1)
-------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                                $        5.00         5.00         5.00
 Net investment income                                 $        0.28         0.25         0.25
 Net realized and unrealized loss on
 investments                                           $        0.53         0.53         0.54
 TOTAL FROM INVESTMENT OPERATIONS                      $        0.81         0.78         0.79
 Dividends from net investment income                  $       (0.28)       (0.25)       (0.25)
 DIVIDENDS FROM NET REALIZED GAIN ON
 INVESTMENTS SOLD                                      $       (0.04)       (0.04)       (0.04)
 TOTAL DISTRIBUTIONS                                   $       (0.32)       (0.29)       (0.29)
 NET ASSET VALUE AT THE END OF THE PERIOD              $        5.49         5.49         5.50
 TOTAL INVESTMENT RETURN(2)                            %       16.53        15.91        16.12
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)           $       8,548       38,076       12,334
 Ratio of expenses to average net assets(3)            %        1.26         1.95         1.95
 Ratio of expense reimbursement to average
 net assets(3)                                         %        3.36         0.75         0.78
 Ratio of net investment income to average
 net assets(3)                                         %        5.89         5.20         5.17
 Portfolio turnover rate                               %         164          164         1.64

--------------------------------------------------------------------------------

(1) Classes A, B and C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3) Annualized.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                High Total Return Fund II      5

                                                               Registrant
 NORTHSTAR                                                     Northstar
 STRATEGIC                                                     Strategic Income
 INCOME                                                        Fund
 FUND                                                          Portfolio manager
                                                               Ryan Johanson

OBJECTIVE
This fund seeks high current income and a net asset value with limited volatility by allocating substantially all of its assets among (i) U.S. Government Securities, (ii) high-yield securities, including preferred stocks, convertible securities, zero coupon, pay-in-kind securities and lower-rated foreign government securities, (iii) investment grade corporate debt securities, and (iv) investment grade securities (or unrated securities that Northstar determines to be of equivalent quality) issued by foreign governments or their agencies or instrumentalities, or supranational entities.

INVESTMENT
STRATEGY
The portfolio manager rotates the allocation of assets between the four sectors based on the economic outlook, to maximize current income without assuming undue risk. To control risk, the fund will never allocate more than 60% of its assets to a single sector.

HOLDINGS
In addition to the securities listed above, the fund holds debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be equivalent quality (junk bonds). Up to 10% of the assets allocated to the high-yield sector can be in bonds in the lowest rating categories (C by Moody's and D by S&P) including bonds in default. It may also invest in other higher-risk securities and engage in other investment practices. These are described beginning on page 22.

RISKS
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities, but the fund also attempts to limit these risks by investing in less volatile securities. Please refer to the section beginning on page 22, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial investment (as a % of
 offering price)                     %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.65         0.65         0.65         0.65
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.95(4)
 Other expenses                      %            0.50         0.53         0.52         0.43
 TOTAL FUND OPERATING EXPENSES       %            1.45         2.18         2.17         2.03

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              62           91          123          213
 ..........................................................................................................................

 Class B
 with redemption                $              72           98          137          233(5)
 without redemption             $              22           68          117          233(5)
 ..........................................................................................................................

 Class C
 with redemption                $              32           68          116          250
 without redemption             $              22           68          116          250
 ..........................................................................................................................

 Class T
 with redemption                $              61           84          109          221  (6)
 without redemption             $              21           64          109          221  (6)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 13 for details.

(2) This charge decreases over time. Please see page 13 for details.

----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 1.00%.

----------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

6      Strategic Income Fund

 HOW THE                                                              NORTHSTAR
 FUND HAS                                                             STRATEGIC
 PERFORMED            The following        Audited by other              INCOME
 [ICON]               chart shows the      independent                     FUND
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              these trading
                      independent          symbols: STRINCA,
                      accountants.         STRINCB or STRINT.

                                                                    CLASS A                          CLASS B               CLASS C
YEAR ENDED DECEMBER 31,                                   1997       1996      1995(1)     1997       1996      1995(1)     1997
-----------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                              $      12.67      12.40      12.24      12.67      12.39      12.24      12.65
 Net investment income                               $       1.00       0.93       0.63       0.87       0.85       0.55       0.88
 Net realized and unrealized gain (loss) on
 investments                                         $      (0.69)      0.35       0.13      (0.66)      0.36       0.15      (0.65)
 TOTAL FROM INVESTMENT OPERATIONS                    $       0.31       1.28       0.76       0.21       1.21       0.70       0.23
 Dividends from net investment income                $      (0.94)     (1.01)     (0.60)     (0.85)     (0.93)     (0.55)     (0.86)
 TOTAL DISTRIBUTIONS                                 $      (0.94)     (1.01)     (0.60)     (0.85)     (0.93)     (0.55)     (0.86)
 NET ASSET VALUE AT THE END OF THE PERIOD            $      12.04      12.67      12.40      12.03      12.67      12.39      12.02
 TOTAL INVESTMENT RETURN(2)                          %       2.50      10.88       6.40       1.67      10.18       5.89       1.75
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                             $     12,523     17,293     21,790     29,921     30,733     22,143      4,397
 Ratio of expenses to average net assets             %       1.45       1.40       1.36(3)      2.18      2.10      2.06(3)    2.17
 Ratio of expense reimbursement to average
 net assets                                          %       0.03       0.05       0.07(3)      0.02      0.09      0.06(3)    0.02
 Ratio of net investment income to average
 net assets                                          %       7.75       7.55       7.03(3)      7.02      6.82      6.47(3)    7.03
 Portfolio turnover rate                             %        225        130        153        225        130        153        225

YEAR ENDED DECEMBER 31,                        1996      1995(1)
-------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                          12.38      12.24
 Net investment income                            0.85       0.55
 Net realized and unrealized gain (loss) on
 investments                                      0.35       0.14
 TOTAL FROM INVESTMENT OPERATIONS                 1.20       0.69
 Dividends from net investment income            (0.93)     (0.55)
 TOTAL DISTRIBUTIONS                             (0.93)     (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD        12.65      12.38
 TOTAL INVESTMENT RETURN(2)                      10.11       5.81
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                         4,222      2,172
 Ratio of expenses to average net assets          2.10       2.02(3)
 Ratio of expense reimbursement to average
 net assets                                       0.11       0.06(3)
 Ratio of net investment income to average
 net assets                                       6.79       6.48(3)
 Portfolio turnover rate                           130        153

--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                   1997       1996CLASS T1995      1994(4)
--------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                              $      12.67      12.39      11.71      12.00
 Net investment income                               $       0.94       0.88       0.98       0.51
 Net realized and unrealized gain (loss) on
 investments                                         $      (0.70)      0.35       0.66      (0.25)
 TOTAL FROM INVESTMENT OPERATIONS                    $       0.24       1.23       1.64       0.26
 Dividends from net investment income                $      (0.87)     (0.95)     (0.96)     (0.49)
 Dividends from net realized gain on
 investments sold                                    $         --         --         --      (0.05)
 Distributions from capital                          $         --         --         --      (0.01)
 TOTAL DISTRIBUTIONS                                 $      (0.87)     (0.95)     (0.96)     (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD            $      12.04      12.67      12.39      11.71
 TOTAL INVESTMENT RETURN(2)                          %       1.89      10.39      14.54       2.14
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)                                             $     20,172     27,350     30,228     25,252
 Ratio of expenses to average net assets             %       2.03       1.90       1.90       1.90(3)
 Ratio of expense reimbursement to average
 net assets                                          %       0.05       0.09       0.28       0.63(3)
 Ratio of net investment income to average
 net assets                                          %       7.17       7.07       6.86       7.92(3)
 Portfolio turnover rate                             %        225        130        153        156

-------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period
 Net investment income
 Net realized and unrealized gain (loss) on
 investments
 TOTAL FROM INVESTMENT OPERATIONS
 Dividends from net investment income
 Dividends from net realized gain on
 investments sold
 Distributions from capital
 TOTAL DISTRIBUTIONS
 NET ASSET VALUE AT THE END OF THE PERIOD
 TOTAL INVESTMENT RETURN(2)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period
 ($000s)
 Ratio of expenses to average net assets
 Ratio of expense reimbursement to average
 net assets
 Ratio of net investment income to average
 net assets
 Portfolio turnover rate

--------------------------------------------------------------------------------

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.

(3) Annualized.
(4) Class T commenced operations on July 1, 1994.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                    Strategic Income Fund      7

                                                            Registrant
 NORTHSTAR                                                  Northstar Balance
 BALANCE SHEET                                              Sheet
 OPPORTUNITIES                                              Opportunities Fund
 FUND                                                       Portfolio manager
                                                            Thomas Ole Dial

OBJECTIVE
This fund seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities.

INVESTMENT
STRATEGY
The portfolio manager reviews various factors relating to a potential issuer, especially its financial statements, to determine which type of security -- debt or equity -- offers the best potential for a high current income combined with the potential for capital growth.
HOLDINGS
Under normal market conditions, the fund invests at least 51% of its total assets in income producing securities. It may hold up to 50% of its assets in debt securities rated as low as B by Moody's or S&P (junk bonds). Equity securities include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Income-producing securities have varying maturities and pay fixed, floating or adjustable interest rates. The fund may also hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described beginning on page 22.

RISKS
All income and growth funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities. Please refer to the section beginning on page 22, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Maximum sales charge on your
 initial
 investment (as a % of offering
 price)                              %            4.75         none         none         none
 Maximum deferred sales charge       %            none(1)       5.00(2)       1.00(2)       4.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                              CLASS A      CLASS B      CLASS C      CLASS T
----------------------------------------------------------------------------------------------
 Management fee                      %            0.65         0.65         0.65         0.65
 12b-1 fee(3)                        %            0.30         1.00         1.00         0.75
 Other expenses                      %            0.55         0.50         0.60         0.43
 TOTAL FUND OPERATING EXPENSES       %            1.50         1.50         2.25         1.83

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              62           93          125          218
 ..........................................................................................................................

 Class B
 with redemption                $              72           97          135          232(4)
 without redemption             $              22           67          115          232(4)
 ..........................................................................................................................

 Class C
 with redemption                $              33           70          120          258
 without redemption             $              23           70          120          258
 ..........................................................................................................................

 Class T
 with redemption                $              59           78           99          206  (5)
 without redemption             $              19           58           99          206  (5)
 ..........................................................................................................................

----------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 13 for details.

(2) This charge decreases over time. Please see page 13 for details.
----------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.
----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

8      Balance Sheet Opportunities Fund

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                        BALANCE SHEET
 PERFORMED            The following        Audited by other      OPPORTUNITIES
 [ICON]               chart shows the      independent                    FUND
                      fund's financial     accountants prior
                      performance by       to 1995.
                      share class. The     The fund's
                      1995, 1996 and       performance is
                      1997 figures have    also reported in
                      been audited by      national
                      Coopers & Lybrand    newspapers under
                      L.L.P.,              this trading
                      independent          symbol: BASHOPT.
                      accountants.

                                                                      CLASS A                           CLASS B
YEAR ENDED DECEMBER 31,                                     1997       1996      1995(1)      1997       1996      1995(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                                $      11.78      12.53      12.77       11.74      12.51      12.77
 Net investment income                                 $       0.52       0.56       0.43        0.44       0.50       0.35
 Net realized and unrealized gain on
 investments                                           $       2.27       0.74       1.06        2.25       0.71       1.09
 TOTAL FROM INVESTMENT OPERATIONS                      $       2.79       1.30       1.49        2.69       1.21       1.44
 Dividends from net investment income                  $      (0.54)     (0.57)     (0.48)      (0.46)     (0.50)     (0.45)
 Dividends from net realized gain on
 investments sold                                      $      (1.03)     (1.48)     (1.25)      (1.03)     (1.48)     (1.25)
 TOTAL DISTRIBUTIONS                                   $      (1.57)     (2.05)     (1.73)      (1.49)     (1.98)     (1.70)
 NET ASSET VALUE AT THE END OF THE PERIOD              $      13.00      11.78      12.53       12.94      11.74      12.51
 TOTAL INVESTMENT RETURN(2)                            %      24.31      10.54      11.95       23.48       9.76      11.56
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)           $      1.281      1,100        797       4.969      3,765      1,759
 Ratio of expenses to average net assets               %       1.50       1.40       1.27(3)      2.15      2.10       1.95(3)
 Ratio of expense reimbursement to average
 net assets                                            %       0.02       0.09         --        0.02       0.07         --
 Ratio of net investment income to average
 net assets                                            %       4.01       4.30       4.99(3)      3.37      3.64       4.38(3)
 Average commissions per share                         $     0.0629     0.0690         --      0.0629     0.0690         --
 Portfolio turnover rate                               %        130        107        131         130        107        131

                                                           CLASS C
YEAR ENDED DECEMBER 31,                          1997       1996      1995(1)
---------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                            11.75      12.52      12.77
 Net investment income                              0.43       0.49       0.38
 Net realized and unrealized gain on
 investments                                        2.25       0.70       1.07
 TOTAL FROM INVESTMENT OPERATIONS                   2.68       1.19       1.45
 Dividends from net investment income              (0.45)     (0.48)     (0.45)
 Dividends from net realized gain on
 investments sold                                  (1.03)     (1.48)     (1.25)
 TOTAL DISTRIBUTIONS                               (1.48)     (1.96)      1.70
 NET ASSET VALUE AT THE END OF THE PERIOD          12.95      11.75      12.52
 TOTAL INVESTMENT RETURN(2)                        23.41       9.72      11.49
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)        7.56        372        231
 Ratio of expenses to average net assets            2.25       2.10       1.91(3)
 Ratio of expense reimbursement to average
 net assets                                           --       0.10         --
 Ratio of net investment income to average
 net assets                                         3.30       3.61       4.49(3)
 Average commissions per share                    0.0629     0.0690         --
 Portfolio turnover rate                             130        107        131

YEAR ENDED DECEMBER 31,                                          1997       1996       1995CLASS T1994       1993       1992
-------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the period             $      11.79      12.54      11.54      12.94      12.05      11.66
 Net investment income                                      $       0.50       0.53       0.57       0.57       0.49       0.55
 Net realized and unrealized gain (loss) on
 investments                                                $       2.24       0.73       2.27      (1.25)      1.20       0.36
 TOTAL FROM INVESTMENT OPERATIONS                           $       2.74       1.26       2.84      (0.68)      1.69       0.91
 Dividends from net investment income                       $      (0.49)     (0.53)     (0.59)     (0.54)     (0.49)     (0.52)
 Dividends from net realized gain on investments
 sold                                                       $      (1.03)     (1.48)     (1.25)     (0.16)     (0.31)        --
 Distributions from capital                                 $         --         --         --      (0.02)        --         --
 TOTAL DISTRIBUTIONS                                        $      (1.52)     (2.01)     (1.84)     (0.72)     (0.80)     (0.52)
 NET ASSET VALUE AT THE END OF THE PERIOD                   $      13.01      11.79      12.54      11.54      12.94      12.05
 TOTAL INVESTMENT RETURN(2)                                 %      23.91      10.18      25.11      (5.33)     14.08       8.06
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)                $     53,201     59,490     72,472     73,764     80,841     56,823
 Ratio of expenses to average net assets                    %       1.83       1.69       1.68       1.69       1.77       2.02
 Ratio of expense reimbursement to average net
 assets                                                     %       0.04       0.06         --         --         --         --
 Ratio of net investment income to average net
 assets                                                     %       3.70       3.99       4.44       4.36       3.99       4.73
 Average commissions per share                              $     0.0629     0.0690         --         --         --         --
 Portfolio turnover rate                                    %        130        107        131         59         38         59

--------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the period         10.13      10.71       9.71       9.11
 Net investment income                                   0.57       0.61       0.68       0.62
 Net realized and unrealized gain (loss) on
 investments                                             1.53      (0.54)      1.00       0.58
 TOTAL FROM INVESTMENT OPERATIONS                        2.10       0.07       1.68       1.20
 Dividends from net investment income                   (0.57)     (0.63)     (0.68)     (0.60)
 Dividends from net realized gain on investments
 sold                                                      --         --         --         --
 Distributions from capital                                --      (0.02)        --         --
 TOTAL DISTRIBUTIONS                                    (0.57)     (0.65)     (0.68)     (0.60)
 NET ASSET VALUE AT THE END OF THE PERIOD               11.66      10.13      10.71       9.71
 TOTAL INVESTMENT RETURN(2)                             21.17       0.78      17.70      13.39
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)           49,367     44,750     58,006     57,425
 Ratio of expenses to average net assets                 2.06       2.10       2.04       2.10
 Ratio of expense reimbursement to average net
 assets                                                    --         --         --         --
 Ratio of net investment income to average net
 assets                                                  5.21       5.73       6.38       6.30
 Average commissions per share                             --         --         --         --
 Portfolio turnover rate                                   77         57         56         25

--------------------------------------------------------------------------------

(1) Classes A, B &C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Prior to 1992, not covered by auditor's report.

(3) Annualized.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                         Balance Sheet Opportunities Fund      9

MEET THE
PORTFOLIO
MANAGERS

JEFFREY AURIGEMMA

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and co-managed the Northstar High Total Return Fund II and Northstar High Total Return Fund since March 1998. He joined Northstar in October 1993.

Mr. Aurigemma has over eight years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst-Fixed Income for National Securities & Research Corporation.

THOMAS OLE DIAL

Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception, and has managed the Northstar Balance Sheet Opportunities Fund since May 1997. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over eleven years of money management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer-Fixed Income of National Securities &
Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

RYAN JOHANSON

Ryan Johanson has managed the Northstar Government Securities Fund and the Northstar Strategic Income Fund since March 1997. He joined Northstar in March 1997.

Mr. Johanson has over eleven years of experience in fixed-income investments. Before joining Northstar, he was Director of Global Market Risk Management-Asia for Barclays Bank, Senior Manager of Banque Indosuez, and Chief Investment Officer at Fidelity Federal Bank.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

- first, choose a share class

- second, open a Northstar account and make your first investment

- third, choose one of several ways to buy, sell or exchange shares.
--------------------------------------------------------------------------------

The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income, or exchanging Class T shares you already own, including Class T shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar funds).

CHOOSING A
SHARE CLASS
All Northstar funds are available in Class A, Class B and Class C shares.

We've listed actual expenses charged to the funds beginning on page 2.

 Maximum     CLASS A    no limit
 amount you  CLASS B    $500,000
 can buy     CLASS C    $750,000
             CLASS T    can only be purchased by reinvesting income or exchanging
                        other Class T shares
 Front-end   CLASS A    yes, varies by size of investment
 sales       CLASS B    none
 charge      CLASS C    none
             CLASS T    none
 Deferred    CLASS A    only on investments of $1 million or more if you sell within
 sales       CLASS B    18 months
 charge      CLASS C    yes, if you sell within 5 years
             CLASS T    yes, if you sell within 1 year
                        yes, if you sell within 4 years
 Service     CLASS A    0.25% per year
 fee         CLASS B    0.25% per year
             CLASS C    0.25% per year
             CLASS T    0.25% per year
             CLASS A    0.05% per year
 Distribution CLASS B   0.75% per year
 fee         CLASS C    0.75% per year
             CLASS T    from 0.50% to 0.75% per year (varies by fund)
 Conversion  CLASS B    Class B shares convert to class A after 8 years
             CLASS T    Class T shares convert to class A after 8 years or on June 2,
                        1998 (whichever is later)

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

                                                                                AMOUNT RETAINED BY
--------------------------------------------------------------------------------------------------
                                        FRONT-END SALES CHARGE                             DEALERS
                                   as a percentage         as a percentage         as a percentage
YOUR INVESTMENT             of your net investment       of offering price       of offering price
 up to $99,999                                4.99                    4.75                    4.00
 $100,000 to $249,999                         3.90                    3.75                    3.10
 $250,000 to $499,999                         2.83                    2.75                    2.30
 $500,000 to $999,999                         2.04                    2.00                    1.70
 $1,000,000 and over                            --                      --                      --

FRONT-END SALES
CHARGES
(Class A shares only)

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

THERE ARE THREE WAYS YOU CAN REDUCE YOUR FRONT-END SALES CHARGES.

1. TAKE ADVANTAGE OF PURCHASES YOU'VE ALREADY MADE
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. TAKE ADVANTAGE OF PURCHASES YOU INTEND TO MAKE
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. BUY AS PART OF A GROUP OF INVESTORS
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:
   - you, your spouse and your children under the age of 21
   - a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)
   - any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:
   - an active or retired trustee, director, officer, partner or employee (including immediate family) of
    - Northstar or of any of its affiliated companies
    - any Northstar affiliated investment company
    - a dealer that has a sales agreement with the distributor
   - a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

   - a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

   - a service provided for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

   - a Brandes employee, officer or partner.

   - an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent you invest payments made to you under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of the fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:

   - you have held the shares in the fund you're selling for at least six months, and you paid a sales charge when you bought them

   - you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

   - you buy the shares of the fund within 60 days of the sale, and

   - the fund has the same or a similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS
purchased by an employer sponsored plan with at least 50 eligible employees.

Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

--------------------------------------------------------------------------------

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

YOUR INVESTMENT   CDSC ON SHARES BEING SOLD
 First $1,000,000 to $2,499,999       1.00%
 $2,500,000 to $4,999,999             0.50%
 $5,000,000 and over                  0.25%

CLASS B, C & T SHARES

YEARS AFTER YOU
BOUGHT THE SHARES    CLASS B     CLASS C     CLASS T
 1st year                5.00%       1.00%       4.00%
 2nd year                4.00%          --       3.00%
 3rd year                3.00%          --       2.00%
 4th year                2.00%          --       1.00%
 5th year                2.00%          --          --
 after 5 years              --          --          --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

- the shareholder dies or becomes disabled

- you're selling your shares through our systematic withdrawal program

- you're selling shares of a retirement plan and you are over 70 1/2 years old

- you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund

- you fall into any of the waiver categories listed on page 13.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.
DEFERRED SALES
CHARGES
(Classes A, B, C & T)

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

- $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)

- $250 for retirement accounts

- $25 if you are investing using our automatic investment plan (see page 17).

Next, open an account in one of two ways:

- give a check to your broker, who will open an account for you, or

- complete an application (you can obtain one from your financial adviser or by calling us at 1-800-595-7827) and mail it to us, along with your check made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

- Roth IRAs,

- IRAs,

- SEP-IRAs,

- Simple IRAs.
OPENING A
NORTHSTAR
ACCOUNT

--------------------------------------------------------------------------------

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

- through your broker

- directly, by mail or over the telephone

- using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 17, but here are a few things you should know before you begin.
BUYING, SELLING

AND EXCHANGING
--------------------------------------------------------------------------------

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 EST) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

HOW SHARES ARE

PRICED
--------------------------------------------------------------------------------

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

- The minimum amount of each investment after your first one is:

 - $100 for non-retirement accounts
 - $25 for retirement accounts
 - $25 if you are investing using our automatic investment plan (see page 17).

- We record most shares on our books

  electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

- We have the right to refuse a request to buy shares.

SOME RULES FOR
BUYING

- Selling your shares may result in a deferred sales charge. Please refer to the table on page 14.

- We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

- If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

- You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 19 for information about how this can affect your taxes.

- If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

- In unusual circumstances, we may temporarily suspend the processing of requests to sell.

SOME RULES FOR
SELLING

--------------------------------------------------------------------------------

- When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 19 for information about how this can affect your taxes.

- Before you make an exchange, be sure to request and read the sections of the prospectus of the fund you are exchanging to that discuss the shares you're exchanging to.

- You can exchange shares of any fund for the same class of shares of any other fund, or for

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

  shares of the Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the funds.

- For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

- We'll let you know 60 days in advance if we want to make any changes to these rules.

SOME RULES FOR
EXCHANGING

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

WAYS TO BUY, SELL OR EXCHANGE             WHEN TO USE THIS OPTION

--------------------------------------------  --------------------------------------------
THROUGH YOUR FINANCIAL CONSULTANT             - buy
                                              - sell
                                              - exchange

--------------------------------------------  --------------------------------------------
BY MAIL
Please call us if you have any questions --   - buy
we can't process your request until we have   - sell
all of the documents we need.                 - exchange

--------------------------------------------  --------------------------------------------
BY TELEPHONE
To sign up for this service, complete         - sell
section 9 of the application or call us at    - exchange
1-800-595-7827.

--------------------------------------------  --------------------------------------------
AUTOMATIC INVESTMENT PLAN
To sign up for this service, complete         - buy
section 7 of the application or call us at
1-800-595-7827.
--------------------------------------------  --------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM
To sign up for this service, complete         - sell
section 8 of the application or call us at
1-800-595-7827.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.

--------------------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

- your account number

- your social security number or taxpayer identification number

- the name the account is registered in

- the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

- the dollar value or number of shares you want to buy, sell or exchange.

If you're BUYING include a check payable to Northstar Funds with your request.

If you're SELLING or EXCHANGING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

- you are selling more than $50,000 worth of shares

- your address of record has changed in the past 30 days

- you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.
--------------------------------------------------------------------------------

You can SELL or EXCHANGE up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. EST.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account.

Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.
--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program for an account you've already signed up on an automatic investment plan.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

HOW THE FUNDS
Each Northstar fund distributes virtually all of its net investment income and net capital gains to PAY DISTRIBUTIONS shareholders at least annually in the form of dividends.

The funds pay dividends as follows:

 Northstar High Yield Fund       monthly
 Northstar High Total Return
 Fund II
 Northstar Strategic Income
 Fund
 Northstar Balance Sheet         quarterly
 Opportunities Fund

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows.

CLASS A, B & C SHARES

- reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

- receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

- receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You must receive all distributions in the same way, either in cash or by reinvesting them in additional shares of the same fund.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

HOW YOUR
Each Northstar fund intends to meet the requirements for being a tax-qualified regulated DISTRIBUTIONS investment company, which means they generally ARE TAXED do not pay federal income tax on the earnings they distribute to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE BUSINESS
OF MUTUAL
FUNDS

Each of the Northstar funds is a diversified mutual fund. The Northstar High Total Return Fund II is ARE ORGANIZED
HOW THE FUNDS
a series of the Northstar Trust (formerly the AND MANAGED
Northstar Advantage Trust), which is registered as an investment company with the SEC. All of the other funds are trusts registered separately with the SEC.

The trustees of each SEC-registered trust oversee the business affairs of the funds and are responsible for major decisions about each fund's investment objectives and policies.

The funds do not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of a fund request it. Certain objectives and policies of the funds may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of a Northstar fund because the fund investment objectives are fundamental.

The day-to-day management of the funds is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER

Provides advice and recommendations about each fund's investments. The investment adviser is paid out of each fund's management fee, which are listed beginning on page 2.

Northstar Investment Management Corporation
2 Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR

Provides administrative, compliance and accounting services to the funds. The administrator receives an annual administrative services fee from each fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
2 Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR

Markets the funds and distributes shares through brokers and other financial representatives.

Northstar Distributors, Inc.
2 Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN

Holds all the funds' assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGERS AND SUB-ADVISERS

You'll find profiles of the portfolio managers to the funds beginning on page
10.

                                                                    THE BUSINESS
                                                                       OF MUTUAL
                                                                           FUNDS

Dealers receive payment for selling shares of Northstar funds in three ways:
HOW DEALERS ARE
COMPENSATED
THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

- CLASS A INVESTMENTS
 (% OF OFFERING PRICE)

                        COMMISSION      AMOUNT
               RECEIVED BY DEALERS        PAID
              OUT OF SALES CHARGES      BY THE
                           YOU PAY  DISTRIBUTOR
 up to $99,999                4.00          --
 $100,000 to $249,999         3.10          --
 $250,000 to $499,999         2.30          --
 $500,000 to $999,999         1.70          --
 $1,000,000 to                  --        1.00
$2,499,999
 $2,500,000 to                  --        0.50
$4,999,999
 $5,000,000 and over            --        0.25

- CLASS B INVESTMENTS

 Receives 4% of the sale price from the distributor

- CLASS C INVESTMENTS

 Receives 1% of the sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 12.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that a fund will achieve its investment objective.

You'll find a discussion of the risk factors associated with each fund beginning on page 2.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

--------------------------------------------------------------------------------

EQUITIES
- Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities and stock purchase rights are types of equities.
- The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

- Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects.
--------------------------------------------------------------------------------

DEBT SECURITIES
- Obligations to repay borrowed money within a certain time with or without interest. Zero-coupon securities, pay-in-kind securities, discount obligations, mortgage-backed securities, convertible securities and high-yield securities are types of debt securities.

- Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases.

- There is also the risk that the borrower won't be able to fulfill its obligation, resulting in loss or a lower price than anticipated.

LOWER-RATED OR JUNK BONDS
The funds discussed in this prospectus invest in high-yield securities (junk bonds). In addition to general risks listed above that are associated with debt securities, junk bonds have special risks:

- They fluctuate more in value than higher-rated securities.

- They are more subject to the risk that the borrower won't fulfill its obligation.

- There may not be a market to sell them at a reasonable price, resulting in loss or a lower price than anticipated.

- The fund's ability to achieve its investment objective may be more dependent on Northstar's credit analysis than is the case for higher-rated securities.

                                 HIGH YIELD    HIGH TOTAL RETURN     STRATEGIC         BALANCE SHEET
QUALITY RATING                     FUND(1)        FUND II(1)      INCOME FUND(1)   OPPORTUNITIES FUND(1)
 Investment grade                    --               --                  13.3              --
 BB                                    33.8             10.0              23.6                 4.4
 B                                     59.8             50.9              22.0                29.4
 CCC                                 --                  4.7               2.7                 4.5
 CC                                  --               --                --                  --
 C                                   --               --                --                  --
 D                                   --               --                --                  --
 Non-rated                           --                 19.2               2.8                16.2
 U.S. Governments, equities &
 others                                 6.4             15.2              35.6                45.5
 Total                                 100%             100%              100%                100%

--------------------------------------------------------------------------------
                    (1) Data as of December 31, 1997.

                                                                    THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS

FOREIGN
- Securities issued by companies or governments of foreign countries. May include equities and INVESTMENTS debt securities including sovereign debt obligations (securities issued to refinance foreign government bank loans and other debt also known as Brady Bonds).

- Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment:

 - foreign markets may be less regulated, may have less volume and be less liquid

 - foreign securities may be less liquid and more volatile

 - the value of the securities is affected by changes in currency exchange rates and exchange control regulations

 - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

 - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.

EMERGING MARKETS

- Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.

--------------------------------------------------------------------------------

ILLIQUID SECURITIES -- FUNDS ARE LIMITED
OTHER, HIGHER
TO 15% OF NET ASSET VALUE
RISK SECURITIES
- Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

- Used to realize higher profits.

- There may be fewer market players which can result in lower prices, and sales can take longer to complete.

- Following guidelines established by the trustees of each fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

- Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

- Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

- In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

 - changes in the value of the derivative may not match changes in the value of its underlying asset

 - hedging may not be successful, and may prevent the fund from making other gains

 - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

REPURCHASE AGREEMENTS -- FUNDS ARE
INVESTMENT
LIMITED TO 15% OF NET ASSET VALUE
PRACTICES
- Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of a fund's net asset value.

- Used for temporary and defensive purposes or to generate income from cash balances.

- The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

- Selling a security soon after you buy it.

- Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

- May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

- Temporarily maintaining part or all of a fund's assets in cash or in U.S. Government securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

- Used for temporary and defensive purposes in periods of unusual market conditions.

- Provides lower returns.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS -- NO LIMIT

- A commitment to buy a security on a specific day in the future at a specified price.

- Used to realize short-term profits.

- If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

- There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar family of funds in our:

ANNUAL REPORTS

The Annual reports contain information about fund performance, the financial statements and the auditor's reports.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains complete information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.


Prior to April 20, please write or call for a free copy of the Annual reports or the current SAI:


The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830
1-800-595-7827


After April 20, 1998, all written correspondence should be sent to the following address:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902
Phone inquiries should be made to the phone number noted above.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                                              25

                                 THE NORTHSTAR
                           INTERNATIONAL INVESTMENTS
                                   PROSPECTUS
                                 March 1, 1998

                                 [Star Graphic]

This prospectus contains important information about investing in two Northstar
Funds: Northstar International Value Fund and Northstar Emerging Markets Value Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

[LOGO]     OBJECTIVES
           INVESTMENT
[LOGO]     STRATEGY
[LOGO]     HOLDINGS
[LOGO]     RISKS
           WHAT
           YOU PAY
[LOGO]     TO INVEST
           HOW THE
           FUND HAS
[LOGO]     PERFORMED

                            These pages contain a description of the fund(s), including its objective, investment strategy, types of holdings, risks and portfolio managers.
                            You'll also find:
                            WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.
                            HOW THE FUND HAS PERFORMED.
                            A chart that shows the fund's financial performance by share class.

NORTHSTAR INTERNATIONAL VALUE
FUND                                       2

NORTHSTAR EMERGING MARKETS VALUE
FUND                                       4

MEET THE PORTFOLIO MANAGERS                5

YOUR GUIDE TO BUYING, SELLING AND
EXCHANGING SHARES OF NORTHSTAR
FUNDS                                      8

MUTUAL FUND EARNINGS AND YOUR
TAXES                                     15

THE BUSINESS OF MUTUAL FUNDS              16

THE RISKS OF INVESTING IN MUTUAL
FUNDS                                     18

WHERE TO GO FOR MORE INFORMATION          21

                                                          Registrant
 NORTHSTAR                                                Northstar Trust
 INTERNATIONAL                                            Portfolio managers
 VALUE FUND                                               Charles Brandes,
                                                          Jeff Busby

OBJECTIVE
This fund's investment objective is long-term capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalization.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.
HOLDINGS
The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 20.

Under normal circumstances, it will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other nations. The fund may invest the greater of either 20% of its assets in any one country or industry or 150% of the weighting of such country or industry represented in the Morgan Stanley Capital International European Australasian Far Eastern (MSCI EAFE) Index, subject to any and all restrictions regarding industry concentration or diversification requirements under the Investment Company Act.

RISKS
Because it invests in equities, the fund is affected by changes in the stock market. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 20, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 initial
 investment (as a % of
 offering price)                    %            4.75         none         none
 Maximum deferred sales charge      %            none(1)       5.00(2)       1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee                     %            1.00         1.00         1.00
 12b-1 fee(3)                       %            0.30         1.00         1.00
 Other expenses                     %            0.50         0.50         0.50
 TOTAL FUND OPERATING EXPENSES      %            1.80         2.50         2.50

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemptions               $              65          101          140          249
 ..........................................................................................................................

 Class B
 with redemptions               $              75          108          153          266(4)
 without redemptions            $              25           78          133          266(4)
 ..........................................................................................................................

 Class C
 with redemptions               $              35           78          133          284
 without redemptions            $              25           78          133          284
 ..........................................................................................................................

-------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 11 for details.
(2) This charge decreases over time. Please see page 11 for details.

-------------------------------
(3) Because of the 12b-1 fee, long-term shareholders may pay

2      International Value Fund

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                        INTERNATIONAL
 PERFORMED            The following        Ernst & Young,           VALUE FUND
 [ICON]               chart shows the      L.L.P.,
                      fund's financial     independent
                      performance by       accountants.
                      share class.(1)      The fund's
                      The 1997 figures     performance is
                      have been audited    also reported in
                      by Coopers &         national
                      Lybrand, L.L.P.,     newspapers under
                      independent          these trading
                      accountants. The     symbols: INTVALA
                      1995 & 1996          or INTVALC.
                      figures have been
                      audited by

  more than the maximum permitted front-end sales charge.
----------------------------
(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.
[ICON]
WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                 International Value Fund      3

                                                            REGISTRANT
 NORTHSTAR                                                  Northstar Trust
 INTERNATIONAL                                              PORTFOLIO MANAGERS
 VALUE FUND                                                 Charles Brandes,
                                                            Jeff Busby

                                                                     CLASS A                 CLASS B          CLASS C
YEAR ENDED OCTOBER 31,                                     1997       1996      1995(1)      1997(2)      1997       1996
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                               $       9.05       8.10       7.64        10.00        8.93       8.05
 Net investment income (loss)                         $      (0.09)      0.14       0.09        (0.02)      (0.06)      0.05
 Net realized and unrealized gain on
 investments                                          $       2.30       0.85       0.37         0.89        2.20       0.86
 TOTAL FROM INVESTMENT OPERATIONS                     $       2.21       0.99       0.46         0.87        2.14       0.91
 Dividends from net investment income                 $      (0.14)     (0.04)        --           --       (0.04)     (0.03)
 Dividends from net realized gain on
 investments sold                                     $      (0.22)        --         --           --       (0.17)        --
 TOTAL DISTRIBUTIONS                                  $      (0.36)     (0.04)        --           --       (0.21)     (0.03)
 NET ASSET VALUE AT THE END OF THE PERIOD             $      10.90       9.05       8.10        10.87       10.86       8.93
 TOTAL INVESTMENT RETURN(3)                           %      27.59      12.15       9.39(4)      8.70       25.92      11.39

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)          $     60,539     16,777      5,188       59,185      62,103     14,530
 Ratio of expenses to average net assets              %       1.80       1.85       1.85(4)       2.50(4)      2.50      2.50
 Ratio of expense reimbursement to average
 net assets                                           %       0.27       0.97       6.08(4)       0.08(4)      0.24      1.21
 Ratio of net investment income to average
 net assets                                           %       0.46       1.52       1.67(4)      (0.71)(4)     (0.23)      0.62
 Average commissions per share                        $     0.0218     0.0314         --       0.0218      0.0218     0.0314
 Portfolio turnover rate                              %         26         74          0           26          26         74

YEAR ENDED OCTOBER 31,                         1995(1)
--------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the beginning of the
 period                                            7.61
 Net investment income (loss)                      0.06
 Net realized and unrealized gain on
 investments                                       0.38
 TOTAL FROM INVESTMENT OPERATIONS                  0.44
 Dividends from net investment income                --
 Dividends from net realized gain on
 investments sold                                    --
 TOTAL DISTRIBUTIONS                                 --
 NET ASSET VALUE AT THE END OF THE PERIOD          8.05
 TOTAL INVESTMENT RETURN(3)                        8.89(4)
 RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the period ($000s)      5,749
 Ratio of expenses to average net assets           2.50(4)
 Ratio of expense reimbursement to average
 net assets                                        6.08(4)
 Ratio of net investment income to average
 net assets                                        1.13(4)
 Average commissions per share                       --
 Portfolio turnover rate                              0

--------------------------------------------------------------------------------

(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares having an aggregate value of $41,569,860 which included unrealized appreciation on investments of $4,321,823. As a result, the International Value Fund issued 1.637 shares for each Brandes International Fund Class A share and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,569,860 with a net asset value of $10.00 for Class A and Class C shares. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.

(2) Class B commenced operations on April 18, 1997.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4) Annualized.

4      International Value Fund

                                                        Registrant
 NORTHSTAR                                              Northstar Trust
 EMERGING                                               Portfolio managers
 MARKETS VALUE FUND                                     Charles Brandes,
                                                        Ian Sunder

OBJECTIVE
This fund's investment objective is long-term capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in companies located in countries with emerging markets.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced well below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

HOLDINGS
The fund holds primarily common stocks, preferred stocks, American, European and Global depository receipts, shares of closed-end investment companies, as well as convertible securities. It may also invest in other higher-risk securities and engage in other investment practices. These are described in the section beginning on page 20.

Under normal market conditions, it will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging countries by the international financial community. The fund may invest the greater of either 20% of its assets in any one country or industry or 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, subject to any and all restrictions regarding industry concentration of diversification requirements under the Investment Company Act.

RISKS
Because it invests in equities, the fund is affected by changes in the stock markets. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 20, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

FEES YOU PAY DIRECTLY

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your
 initial
 investment (as a % of
 offering price)                    %            4.75         none         none
 Maximum deferred sales charge      %            none(1)       5.00(2)       1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee(3)                  %            1.00         1.00         1.00
 12b-1 fee(4)                       %            0.30         1.00         1.00
 Other expenses(3)                  %            0.50         0.50         0.50
 TOTAL FUND OPERATING
 EXPENSES(3)                        %            1.80         2.50         2.50

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                         YEAR 1       YEAR 3       YEAR 5       YEAR 10
------------------------------------------------------------------------------------------
 Class A
 with redemption                $              65          101          140          249
 ..........................................................................................................................

 Class B
 with redemption                $              75          108          153          266(5)
 without redemption             $              25           78          133          266(5)
 ..........................................................................................................................

 Class C
 with redemption                $              35           78          133          284
 without redemption             $              25           78          133          284
 ..........................................................................................................................

------------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 11 for details.
(2) This charge decreases over time. Please see page 11 for details.

------------------------------------
(3) The adviser, subadviser and administrator have agreed to waive or reimburse fees until the net assets of the fund exceed $25 million or until April 1, 1998, whichever comes first. These figures are after the adviser reimbursed certain expenses. Before reimbursement, management fee would have been 1.00% for Class A, Class B and Class C; other expenses would have been 0.70% for Class A, Class B and Class C; and total fund operating expenses would have been 2.00% for Class A and 2.70% for Class B and Class C.
(4) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

4      Emerging Markets Value Fund

                                                                      MEET THE
                                                                     PORTFOLIO
                                                                      MANAGERS

CHARLES BRANDES

Charles Brandes has been co-manager of the Northstar International Value Fund since its inception and co-manager of the Northstar Emerging Markets Value Fund since its inception. Mr. Brandes has over 30 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee.

Mr. Brandes earned his BA in Economics from Bucknell University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

IAN SUNDER

Ian Sunder has been co-manager of the Northstar Emerging Markets Value Fund since its inception. Mr. Sunder has over eight years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Portfolio Manager and member of the investment committee.

Mr. Sunder earned his BA in Commerce from Karnatak University, India and his Master of Accountancy from Bowling Green State University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Financial Analysts Society

JEFF BUSBY

Jeff Busby has been co-manager of the Northstar International Value Fund since its inception. Mr. Busby has over 12 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee. He is also responsible for overseeing all trading activities for the firm.

Mr. Busby earned his BS in Chemical Engineering from Northwestern University and his MBA in Finance from the University of California, Berkeley. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Financial Analysts Society.

The portfolio managers noted above structure each fund's portfolio from a buy list determined by Brandes' Investment Committee, of which Mr. Brandes and Mr. Busby are senior members and of which Mr. Sunder is a member.
--------------------------------------------------------------------------------

BRANDES INVESTMENT PARTNERS, L.P.
SUB-ADVISER

A registered investment adviser, Brandes Investment Partners, L.P. serves as subadviser to the Northstar International Value Fund and the Northstar Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been (through various predecessor entities) providing investment advisory services since 1974.

Brandes Investment Partners, L.P. currently manages over $15 billion in international and global portfolios. Brandes receives a monthly fee for its services based on the average daily net assets of each of the funds it manages. The fee for each fund is paid by Northstar, and not by either of the funds, at a rate of 50% of the management fee that each of the funds pay Northstar.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

PERFORMANCE
PROFILE:
The charts below show the average annual return and the cumulative total return since inception for
BRANDES
the Northstar International Value Fund. The fund INVESTMENT PARTNERS commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.

These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are after deduction of all fees and expenses. Included for comparison are performance figures of the MSCI EAFE Index, an unmanaged index of securities listed on exchanges in markets in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results presented below may not equate with the return experienced by any shareholder as a result of timing of investments and the effects of taxes on any shareholder.

                          NORTHSTAR
                        INTERNATIONAL        MSCI
                         VALUE FUND         EAFE
                                (%)    INDEX (%)
 One year, ended
 December 31, 1997            17.86         1.78
 Cumulative total
 return since March 6,
 1995                         52.30        25.18

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 BRANDES
              INTERNATIONAL      MSCI EAFE

                  Fund Class A         Index
3/95                      1.02          1.06
                          1.05           1.1
                          1.06          1.09
                          1.06          1.07
                           1.1          1.14
                          1.09          1.09
                          1.09          1.11
                          1.06          1.08
                          1.09          1.12
                          1.12          1.16
1996                      1.15          1.18
                          1.14          1.17
                          1.13          1.19
                          1.18          1.23
                          1.17          1.21
                          1.18          1.21
                          1.14          1.18
                          1.16          1.18
                          1.19          1.21
                          1.19           1.2
                          1.27          1.25
                          1.29          1.23
1997                      1.33          1.19
                          1.33          1.21
                          1.38          1.21
                          1.37          1.22
                          1.44           1.3
                          1.53          1.37
                          1.57          1.39
                          1.47          1.29
                           1.6          1.36
                          1.48          1.25
                          1.47          1.24
12/97                     1.52          1.25

                                                                      MEET THE
                                                                     PORTFOLIO
                                                                      MANAGERS

PERFORMANCE
PROFILE:
The charts below show the past performance of BRANDES
Brandes Investment Partners, L.P. in managing all INVESTMENT PARTNERS accounts with investment objectives, policies,

These figures demonstrate the historical track record of Brandes Investment Partners, L.P. The figures have been provided by Brandes Investment Partners, L.P. and have not been verified or audited by Northstar. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners, L.P. will perform in the future.
techniques and restrictions substantially similar,
(a) The annual returns presented (right) were calculated on a time-weighted and asset-though not identical to those of the Northstar weighted, total return basis, including International Value Fund. The charts show reinvestments of all dividends, interest and income, realized and unrealized gain or losses average annual returns and the cumulative total and are net of applicable investment advisory fees, brokerage commissions and execution return since July 1990 for a composite of the costs, custodial fees and any applicable foreign withholding taxes, without provision actual performance of all international equity for federal and state income taxes, if any. accounts managed by Brandes Investment Partners This total return method differs from the SEC method of calculating total return. The from July 1990 until the present.
Brandes composite results include all actual, fee-paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, policies, techniques and restrictions to those of the Northstar International Value Fund. The weighted-average management fee during the period from July 1, 1990 through December 31, 1997 was 0.91% per year. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and cash equivalents are included in performance results. Net annual returns for the composite for calendar year 1991 have been arrested by an independent accounting firm. Starting with calendar year 1992 through calendar year 1996, the composite has been examined by a Big Six accounting firm in accordance with AIMR Level II verification standards. The examination for calendar year 1997 has not been completed as of the date of this prospectus. Copies of the reports of independent accountants and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS-TM-). AIMR did not prepare or review this data. The Fund agrees to conform the performance presentation to any changes in the SEC staff position relating to prior performance presentations.

The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.

                 BRANDES
                 INTERNATIONAL              MSCI
                 EQUITY COMPOSITE           EAFE
                 (%)(A)                INDEX (%)
 One year,
 ended December
 31, 1997                       20.00       1.78
 Three years,
 ended December
 31, 1997                       16.67       6.27
 Five years,
 ended December
 31, 1997                       16.76      11.39
 Cumulative
 total return
 since July 1,
 1990                             319        147

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

MEET THE
PORTFOLIO
MANAGERS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 BRANDES
              INTERNATIONAL      MSCI EAFE

                        Equity         Index
1990                      0.98          0.79
                          0.99          0.87
1991                      1.10          0.94
                          1.13          0.88
                          1.26          0.96
                          1.38          0.98
1992                      1.43          0.86
                          1.52          0.88
                          1.47          0.89
                          1.47          0.86
1993                      1.58          0.96
                          1.65          1.06
                          1.82          1.13
                          2.07          1.14
1994                      2.01          1.18
                          1.96          1.24
                          2.11          1.24
                          2.01          1.23
1995                      2.01          1.25
                          2.13          1.26
                          2.20          1.31
                          2.29          1.36
1996                      2.31          1.40
                          2.41          1.42
                          2.44          1.42
                          2.66          1.45
1997                      2.82          1.42
                          3.16          1.61
                          3.34          1.60
                          3.19          1.47

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

- first, choose a share class

- second, open a Northstar account and make your first investment

- third, choose one of several ways to buy, sell or exchange shares.
--------------------------------------------------------------------------------

The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.
CHOOSING A
SHARE CLASS
All Northstar funds are available in Class A, Class B and Class C shares.
You'll find actual expenses charged to the funds beginning on page 2.

 Maximum     CLASS A    no limit
 amount you  CLASS B    $500,000
 can buy     CLASS C    $750,000
 Front-end   CLASS A    yes, varies by size of investment
 sales       CLASS B    none
 charge      CLASS C    none
 Deferred    CLASS A    only on investments of $1 million or more if you sell within
 sales       CLASS B    18 months
 charge      CLASS C    yes, if you sell within 5 years
                        yes, if you sell within 1 year
 Service     CLASS A    0.25% per year
 fee         CLASS B    0.25% per year
             CLASS C    0.25% per year
             CLASS A    0.05% per year
 Distribution CLASS B   0.75% per year
 fee         CLASS C    0.75% per year
 Conversion  CLASS B    Class B shares convert to class A after 8 years

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

                                                                                 AMOUNT RETAINED BY
---------------------------------------------------------------------------------------------------
                                         FRONT-END SALES CHARGE                             DEALERS
                                    as a percentage         as a percentage         as a percentage
YOUR INVESTMENT              of your net investment       of offering price       of offering price
 up to $99,999                                 4.99                    4.75                    4.00
 $100,000 to $249,999                          3.90                    3.75                    3.10
 $250,000 to $499,999                          2.83                    2.75                    2.30
 $500,000 to $999,999                          2.04                    2.00                    1.70
 $1,000,000 and over                             --                      --                      --

FRONT-END SALES
CHARGES
(Class A shares only)

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

THERE ARE THREE WAYS YOU CAN REDUCE YOUR FRONT-END SALES CHARGES.

1. TAKE ADVANTAGE OF PURCHASES YOU'VE ALREADY MADE
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. TAKE ADVANTAGE OF PURCHASES YOU INTEND TO MAKE
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. BUY AS PART OF A GROUP OF INVESTORS
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit.

   - you, your spouse and your children under the age of 21

   - a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

   - any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:

   - an active or retired trustee, director, officer, partner or employee (including immediate family) of
    - Northstar or of any of its affiliated companies
    - any Northstar affiliated investment company
    - a dealer that has a sales agreement with the distributor

   - a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

   - a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

   - a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

   - a Brandes employee, officer or partner

   - an owner, participant and/or beneficiary of life insurance and annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of the fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:

   - you have held the shares in the fund you're selling for a least six months, and you paid a sales charge when you bought them

   - you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

   - you buy the shares of the fund within 60 days of the sale, and

   - the fund has the same or similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

DEFERRED SALES
CHARGES
(Classes A, B, & C)
We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.
When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

YOUR INVESTMENT        CDSC ON SHARES BEING
SOLD
 First $1,000,000 - $2,499,999           1.00%
 $2,500,000 to $4,999,999                0.50%
 $5,000,000 and over                     0.25%

CLASS B & C SHARES

YEARS AFTER YOU
BOUGHT THE SHARES            CLASS B     CLASS C
 1st year                        5.00%       1.00%
 2nd year                        4.00%          --
 3rd year                        3.00%          --
 4th year                        2.00%          --
 5th year                        2.00%          --
 after 5 years                      --          --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

- the shareholder dies or becomes disabled

- you're selling your shares through our systematic withdrawal program

- you're selling shares of a retirement plan and you are over 70 1/2 years old

- you're exchanging Class B or C shares for the same class of shares of another Northstar fund

- you fall into any of the waiver categories listed on page 9.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

OPENING A
NORTHSTAR
ACCOUNT
Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar Funds is:

- $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)
- $250 for retirement accounts
- $25 if you are investing using our automatic investment plan (see page 10).

Next, open an account in one of two ways:

- give a check to your broker, who will open an account for you, or
- complete the application enclosed with this prospectus and mail it to us, along with your check, made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

- Roth IRAs,

- IRAs,

- SEP-IRAs,

- Simple IRAs.

--------------------------------------------------------------------------------

BUYING, SELLING
AND EXCHANGING
Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

- through your broker
- directly, by mail or over the telephone
- using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 10, but here are a few things you should know before you begin.
--------------------------------------------------------------------------------

HOW SHARES ARE
PRICED
The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 EST) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

--------------------------------------------------------------------------------

SOME RULES FOR
BUYING
- The minimum amount of each investment after your first one is:

 - $100 for non-retirement accounts
 - $25 for retirement accounts
 - $25 if you are investing using our automatic investment plan (see page 10).

- We record most shares on our books electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

- We have the right to refuse a request to buy shares.

SOME RULES FOR
SELLING
- Selling your shares may result in a deferred sales charge. Please refer to the table on page 7.

- We'll pay you within three days from the time we receive your request to sell, unless you're selling

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS
 shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

- If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

- You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 12 for information about how this can affect your taxes.

- If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

- In unusual circumstances, we may temporarily suspend the processing of requests to sell.

--------------------------------------------------------------------------------

SOME RULES FOR
EXCHANGING
- When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 12 for information about how this can affect your taxes.

- Before you make an exchange, be sure to read the sections of the prospectus that discuss the shares you're exchanging to.

- You can exchange shares of any Northstar fund for the same class of shares of any other Northstar fund, or for shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through Northstar, but isn't one of the Northstar Funds) without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the Northstar funds.

- For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

- We'll let you know 60 days in advance if we want to make any changes to these rules.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

WAYS TO BUY, SELL OR EXCHANGE             WHEN TO USE THIS OPTION

--------------------------------------------  --------------------------------------------
THROUGH YOUR FINANCIAL CONSULTANT             - buy
                                              - sell
                                              - exchange


--------------------------------------------  --------------------------------------------
BY MAIL
Please call us if you have any questions --   - buy
we can't process your request until we have   - sell
all of the documents we need.                 - exchange

--------------------------------------------  --------------------------------------------
BY TELEPHONE
To sign up for this service, complete         - sell
section 9 of the application or call us at    - exchange
1-800-595-7827.

--------------------------------------------  --------------------------------------------
AUTOMATIC INVESTMENT PLAN
To sign up for this service, complete         - buy
section 7 of the application or call us at
1-800-595-7827.
--------------------------------------------  --------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM
To sign up for this service, complete         - sell
section 8 of the application or call us at
1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.

--------------------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

- your account number

- your social security number or taxpayer identification number

- the name the account is registered in

- the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

- the dollar value or number of shares you want to buy, sell or exchange.

If you're BUYING include a check payable to Northstar Funds with your request.

If you're SELLING or EXCHANGING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

- you are selling more than $50,000 worth of shares

- your address of record has changed in the past 30 days

- you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.
--------------------------------------------------------------------------------

You can SELL or EXCHANGE up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 pm EST.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account. Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.
--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.
--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually, and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up an systematic withdrawal program for an account you've already signed up on an automatic investment plan.

                                                                     MUTUAL FUND
                                                                    EARNINGS AND
                                                                      YOUR TAXES

HOW THE FUNDS
PAY DISTRIBUTIONS
Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders once a year in the form of dividends.

The Northstar Emerging Markets Value Fund pays dividends annually.

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account.

You can choose to reinvest your distrubtions in one of three ways:

- reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any Northstar fund you choose

- receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any Northstar fund you choose

- receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

--------------------------------------------------------------------------------

HOW YOUR
DISTRIBUTIONS
ARE TAXED
Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means it generally does not pay federal income tax on the earnings it distributes to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE BUSINESS
OF MUTUAL
FUNDS

Each of the Northstar funds is a diversified mutual fund. The Northstar International Value Fund and IS ORGANIZED
HOW THE FUND
the Northstar Emerging Markets Value Fund are AND MANAGED each a series of the Northstar Trust (formerly the Northstar Advantage Trust), which is registered as an investment company with the SEC.

The trustees oversee the business affairs of the funds and are responsible for major decisions about each fund's investment objective and policies.

The funds do not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of a fund request it. Certain objectives and policies of the funds may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of a Northstar fund because the fund investment objectives are fundamental.

The day-to-day management of the funds is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER

Oversees the investment management of the subadviser for the funds and provides advice and recommendations about investments made by each of the funds. The investment adviser is paid out of each fund's management fee, which are listed beginning on page 2.

Northstar Investment Management Corporation
2 Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR

Provides administrative, compliance and accounting services to the funds. The administrator receives an annual administrative services fee from each fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
2 Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR

Markets the funds and distributes shares through brokers and other financial representatives.

Northstar Distributors, Inc.
2 Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN

Holds all the funds ' assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGERS AND SUBADVISER

You'll find profiles of each of the fund's portfolio managers and subadviser beginning on page 5.

                                                                    THE BUSINESS
                                                                       OF MUTUAL
                                                                           FUNDS

Dealers receive payment for selling shares of the Northstar funds in three ways:
HOW DEALERS ARE
COMPENSATED
THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

- CLASS A INVESTMENTS
 (% OF OFFERING PRICE)

                        COMMISSION      AMOUNT
               RECEIVED BY DEALERS        PAID
              OUT OF SALES CHARGES      BY THE
                           YOU PAY  DISTRIBUTOR
 up to $99,999                4.00
 $100,000 to $249,999         3.10
 $250,000 to $499,999         2.30
 $500,000 to $999,999         1.70
 $1,000,000 to                0.00        1.00
$2,499,999
 $2,500,000 to                0.00        0.50
$4,999,999
 $5,000,000 and over          0.00        0.25

- CLASS B INVESTMENTS

 Receives 4% of the sale price from the distributor

- CLASS C INVESTMENTS

 Receives 1% of the sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b -1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b -1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b -1 fees listed in the fund information beginning on page 2. Service and distribution fee percentages appear on page 9.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that a fund will achieve its investment objective.

You'll find a discussion of the key risk factors associated with each fund beginning on page 2.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

--------------------------------------------------------------------------------

EQUITIES
- Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities and stock purchase rights are types of equities.

- The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

- Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects.
--------------------------------------------------------------------------------

FOREIGN
- Securities issued by companies located in foreign countries.
INVESTMENTS

- Subject to all of the risks associated with equity securities. There are also other risks that can affect the value of foreign investments:

 - foreign markets may be less regulated, may have less volume and be less liquid

 - foreign securities may be less liquid and subject to greater price fluctuations

 - the value of the securities are affected by changes in currency exchange rates and exchange control regulations

 - brokerage and custodial fees are generally higher

 - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

 - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States and foreign financial institutions may be subject to less regulation and supervision.

EMERGING MARKETS

- Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, greater risks of currency devaluation and their securities markets and securities transaction settlement procedures are substantially less developed. Risks of foreign investing are accentuated in emerging markets.

DEPOSITORY RECEIPTS
- American Depository Receipts ("ADRs") are typically issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign companies, and are traded on U.S. exchanges. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign or U.S. companies, and are traded on stock exchanges around the world.

                                                                    THE RISKS OF
                                                                    INVESTING IN
                                                                    MUTUAL FUNDS

ILLIQUID SECURITIES -- FUNDS ARE LIMITED
OTHER, HIGHER
TO 5% OF NET ASSET VALUE
RISK SECURITIES
- Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

- Used to realize higher profits.

- There may be fewer market players which can result in lower prices and sales can take longer to complete.

- Following guidelines established by the trustees of each fund, Brandes may consider a security that can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

- The funds do not currently intend to make use of any derivatives, including transactions in currency forwards for hedging purposes.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- FUNDS ARE
INVESTMENT
LIMITED TO 15% OF NET ASSET VALUE
PRACTICES
- Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of a fund's net asset value.

- Used for temporary and defensive purposes or to generate income from cash balances.

- The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

- Selling a security soon after you buy it.

- Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

- May result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

- Temporarily maintaining part or all of the fund's assets in cash or in U.S. Government Securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

- Used for temporary and defensive purposes in periods of unusual market conditions.

- Provides lower returns.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS -- NO LIMIT

- A commitment to buy a security on a specific day in the future at a specified price.

- Used to realize short-term profits.

- If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

- There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

CLOSED-END INVESTMENT COMPANIES -- (EMERGING MARKETS VALUE FUND IS LIMITED TO 10% OF TOTAL ASSETS)

- An investment company whose shares are listed on a stock exchange or are traded in the over-the-counter market.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

CLOSED-END INVESTMENT COMPANIES --
INVESTMENT
(EMERGING MARKETS VALUE FUND IS LIMITED PRACTICES
TO 10% OF TOTAL ASSETS)

- Used to invest in securities markets of certain countries where restrictions on direct investment by foreign entities would otherwise limit the fund's ability to invest in the securities markets of such countries, or to generate income from cash balances.

- The fund will indirectly bear its proportionate share of any fees and expenses of such companies, in addition to the fund's fees and expenses.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar family of funds in our:

ANNUAL REPORT

The annual report contains information about fund performance, the financial statements and the auditor's reports. Because the Emerging Markets Value Fund is a new fund, its annual report won't be available until December 1998.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains complete information about the Northstar Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.


Prior to April 20, 1998, please write or call for a free copy of the Annual report or the SAI:


The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830
1-800-595-7827


After April 20, 1998, all written correspondence should be sent to the following address:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902
Phone inquiries should be made to the phone number noted above.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                                              21

                                 THE NORTHSTAR
                             HIGH TOTAL RETURN FUND
                                   PROSPECTUS
                                 March 1, 1998

                                 [Star Graphic]

This prospectus contains important information about investing in the Northstar High Total Return Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the fund will achieve its objective. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S
INSIDE

[LOGO]     OBJECTIVE
           INVESTMENT
[LOGO]     STRATEGY
[LOGO]     HOLDINGS
[LOGO]     RISKS
           WHAT
           YOU PAY
[LOGO]     TO INVEST
           HOW THE
           FUND HAS
[LOGO]     PERFORMED

                            These pages contain a description of the fund, including its objective, investment strategy, types of holdings, risks and portfolio managers.
                            You'll also find:
                            WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.
                            HOW THE FUND HAS PERFORMED.
                            A chart that shows the fund's financial performance by share class.

NORTHSTAR HIGH TOTAL RETURN FUND           2

MEET THE PORTFOLIO MANAGERS                4

YOUR GUIDE TO BUYING, SELLING AND
EXCHANGING SHARES OF NORTHSTAR
FUNDS                                      5

MUTUAL FUND EARNINGS AND YOUR
TAXES                                     12

THE BUSINESS OF MUTUAL FUNDS              13

THE RISKS OF INVESTING IN MUTUAL
FUNDS                                     15

WHERE TO GO FOR MORE INFORMATION          18

                                                            Registrant
 NORTHSTAR                                                  Northstar Trust
 HIGH TOTAL                                                 Portfolio managers
 RETURN FUND                                                Thomas Ole Dial,
                                                            Jeffrey Aurigemma

OBJECTIVE
This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with the potential for capital growth.

HOLDINGS
Under normal market conditions, the fund invests at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may also hold common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described beginning on page 15.

RISKS
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 15, THE RISKS OF INVESTING IN MUTUAL FUNDS.

--------------------------------------------------------------------------------

WHAT YOU PAY
TO INVEST
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

FEES YOU PAY DIRECTLY

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)     %   4.75         none         none
 Maximum deferred sales charge             %   none(1)      5.00(2)      1.00(2)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND
(as a % of average net assets)

                                               CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
 Management fee(3)                         %   0.75         0.75         0.75
 12b-1 fee(4)                              %   0.30         1.00         1.00
 Other expenses                            %   0.37         0.37         0.38
 TOTAL FUND OPERATING EXPENSES             %   1.42         2.12         2.13

EXAMPLE
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                               YEAR 1   YEAR 3   YEAR 5   YEAR 10
---------------------------------------------------------------------------------
 Class A
 with redemptions                          $     61       90      121      210
 ................................................................................

 Class B
 with redemptions                          $     72       96      134      227(5)
 without redemptions                       $     22       66      114      227(5)
 ................................................................................

 Class C
 with redemptions                          $     32       67      114      246
 without redemptions                       $     22       67      114      246
 ................................................................................

-------------------------------
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 7 for details.

(2) This charge decreases over time. Please see page 7 for details.
-------------------------------
(3) This is the maximum management fee. The actual fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million and 0.55% on assets over $1 billion.

(4) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

-------------------------------
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

 HOW THE                                                             NORTHSTAR
 FUND HAS                                                           HIGH TOTAL
 PERFORMED            The following        The fund's              RETURN FUND
 [ICON]               chart shows the      performance is
                      fund's financial     also reported in
                      performance by       national
                      share class. These   newspapers under
                      figures have been    these trading
                      audited by Coopers   symbols: HITRA,
                      & Lybrand L.L.P.,    HITRB or HITRC.
                      independent
                      accountants.

                                                    CLASS A                                 CLASS B                  CLASS C
YEAR ENDED OCTOBER 31,                  1997      1996      1995   1994(1)      1997      1996      1995   1994(1)      1997
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period          $     4.78      4.48      4.41     5.00       4.77      4.47      4.41     5.20       4.79
 Net investment income            $      .48      0.46      0.48     0.41       0.44      0.43      0.45     0.33       0.44
 Net realized and unrealized
 gain on investments              $      .20      0.32      0.07    (0.60)      0.22      0.32      0.06    (0.80)      0.22
 TOTAL FROM INVESTMENT
 OPERATIONS                       $      .68      0.78      0.55    (0.19)      0.66      0.75      0.51    (0.47)      0.66
 Dividends from net investment
 income                           $    (0.46)    (0.48)    (0.48)   (0.40)     (0.43)    (0.45)    (0.45)   (0.32)     (0.43)
 TOTAL DISTRIBUTIONS              $    (0.46)    (0.48)    (0.48)   (0.40)     (0.43)    (0.45)    (0.45)   (0.32)     (0.43)
 NET ASSET VALUE AT THE END OF
 THE PERIOD                       $     5.00      4.78      4.48     4.41       5.00      4.77      4.47     4.41       5.02
 TOTAL INVESTMENT RETURN(2)       %    15.03     18.14     13.02    (4.11)     14.46     17.08     11.97    (9.30)     14.42

RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                   $  215,361   167,698    88,552   50,797    577,351   346,919    96,362   25,880     97,457
 Ratio of expenses to average
 net assets                       %     1.42      1.52      1.55     1.50(3)    2.12      2.23      2.25     2.20(3)    2.13
 Ratio of expense
 reimbursement to average net
 assets                           %       --        --        --     0.99(3)      --        --        --     0.20(3)      --
 Ratio of net investment
 income to average net assets     %     9.88      9.86     10.90    10.09(3)    9.18      9.14     10.20     9.72(3)    9.18
 Portfolio turnover rate          %      183       158       145      163        183       158       145      163        183

YEAR ENDED OCTOBER 31,             1996      1995   1994(1)
------------------------------
OPERATING PERFORMANCE
 Net asset value at the
 beginning of the period           4.49      4.41     5.06
 Net investment income             0.43      0.44     0.26
 Net realized and unrealized
 gain on investments               0.32      0.09    (0.65)
 TOTAL FROM INVESTMENT
 OPERATIONS                        0.75      0.53    (0.39)
 Dividends from net investment
 income                           (0.45)    (0.45)   (0.26)
 TOTAL DISTRIBUTIONS              (0.45)    (0.45)   (0.26)
 NET ASSET VALUE AT THE END OF
 THE PERIOD                        4.79      4.49     4.41
 TOTAL INVESTMENT RETURN(2)       17.28     12.44    (7.21)
RATIOS AND SUPPLEMENTAL DATA
 Net assets at the end of the
 period ($000s)                  54,382    11,011    2,330
 Ratio of expenses to average
 net assets                        2.23      2.27     2.20(3)
 Ratio of expense
 reimbursement to average net
 assets                              --        --     0.11(3)
 Ratio of net investment
 income to average net assets      9.14     10.18     9.46(3)
 Portfolio turnover rate            158       145      163

--------------------------------------------------------------------------------

(1) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Annualized.

Please note that this fund is closed to new investors. Effective April 30, 1997, only investors who already own shares of the Northstar High Total Return Fund are able to buy, sell or exchange shares of the fund. The trustees of the fund elected to close the fund to new investors to prevent the fund's performance from being adversely affected by a large influx of assets, and to protect the interests of existing fund shareholders.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.
                                                   High Total Return Fund      3

MEET THE
PORTFOLIO
MANAGERS

THOMAS OLE DIAL

Thomas Ole Dial has managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since inception, and has managed the Northstar Balance Sheet Opportunities Fund since May 1997. Mr. Dial, who has over 11 years of investment management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

JEFFREY AURIGEMMA

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997 and has co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998. He joined Northstar in October 1993.

Mr. Aurigemma has over eight years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst--Fixed Income for National Securities & Research Corporation.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

THERE ARE THREE STEPS TO TAKE WHEN
YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

- first, choose a share class

- second, open a Northstar account and make your first investment

- third, choose one of several ways to buy, sell or exchange shares.
--------------------------------------------------------------------------------

The chart below summarizes the differences between the share classes -- your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial consultant can help you, or feel free to call us for more information.
CHOOSING A
SHARE CLASS
The Northstar High Total Return Fund has Class A, Class B and Class
C shares.
We've listed actual expenses charged to the fund beginning on page 2.

 Maximum     CLASS A    no limit
 amount you  CLASS B    $500,000
 can buy     CLASS C    $750,000
 Front-end   CLASS A    yes, varies by size of investment
 sales       CLASS B    none
 charge      CLASS C    none
 Deferred    CLASS A    only on investments of $1 million or more if you sell within
 sales       CLASS B    18 months
 charge      CLASS C    yes, if you sell within 5 years
                        yes, if you sell within 1 year
 Service     CLASS A    0.25% per year
 fee         CLASS B    0.25% per year
             CLASS C    0.25% per year
             CLASS A    0.05% per year
 Distribution CLASS B   0.75% per year
 fee         CLASS C    0.75% per year
 Conversion  CLASS B    Class B shares convert to class A after 8 years

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

                                                                                 AMOUNT RETAINED BY
---------------------------------------------------------------------------------------------------
                                         FRONT-END SALES CHARGE                             DEALERS
                                    as a percentage         as a percentage         as a percentage
YOUR INVESTMENT              of your net investment       of offering price       of offering price
 up to $99,999                                 4.99                    4.75                    4.00
 $100,000 to $249,999                          3.90                    3.75                    3.10
 $250,000 to $499,999                          2.83                    2.75                    2.30
 $500,000 to $999,999                          2.04                    2.00                    1.70
 $1,000,000 and over                             --                      --                      --

FRONT-END SALES
CHARGES
(Class A shares only)

WAYS TO REDUCE OR ELIMINATE SALES CHARGES

THERE ARE THREE WAYS YOU CAN REDUCE YOUR FRONT-END SALES CHARGES.

1. TAKE ADVANTAGE OF PURCHASES YOU'VE ALREADY MADE
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. TAKE ADVANTAGE OF PURCHASES YOU INTEND TO MAKE
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. BUY AS PART OF A GROUP OF INVESTORS
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit:

   - you, your spouse and your children under the age of 21

   - a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

   - any other organized group that has been in existence for at least six months, and wasn't formed soley for the purpose of investing at a discount.

YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:

   - an active or retired trustee, director, officer, partner or employee (including immediate family) of
    - Northstar or of any of its affiliated companies
    - any Northstar affiliated investment company
    - a dealer that has a sales agreement with the distributor

   - a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

   - a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

   - a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

   - a Brandes employee, officer or partner

   - an owner, participant or beneficiary of life insurance and/or annuity contracts with ReliaStar Life Insurance Company (ReliaStar) or any ReliaStar affiliated life insurance company to the extent you invest payments made to you under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of the fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:

   - you have held the shares in the fund you're selling for a least six months, and you paid a sales charge when you bought them

   - you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

   - you buy the shares of the fund within 60 days of the sale, and

   - the fund has the same or a similar investment objective.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. A CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.
When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

YOUR INVESTMENT   CDSC ON SHARES BEING SOLD
 First $1,000,000 - $2,499,999        1.00%
 $2,500,000 to $4,999,999             0.50%
 $5,000,000 and over                  0.25%

CLASS B & C SHARES

YEARS AFTER YOU
BOUGHT THE SHARES         CLASS B     CLASS C
 1st year                     5.00%       1.00%
 2nd year                     4.00%      --
 3rd year                     3.00%      --
 4th year                     2.00%      --
 5th year                     2.00%      --
 after 5 years               --          --

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

- the shareholder dies or becomes disabled

- you're selling your shares through our systematic withdrawal program

- you're selling shares of a retirement plan and you are over 70 1/2 years old

- you're exchanging Class B or C shares for the same class of shares of another Northstar fund

- you fall into any of the waiver categories listed on page 7.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.
DEFERRED SALES
CHARGES
(Classes A, B, C & T)

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

Once you've chosen the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial* investment is:

- $2,500 for non-retirement accounts (we reserve the right to accept smaller amounts)
- $250 for retirement accounts
- $25 if you are investing using our automatic investment plan (see page 10).

*Please note that the High Total Return Fund is closed to new investors.

Next, open an account in one of two ways:

- give a check to your broker, who will open an account for you, or
- complete an application (you can obtain one from your financial adviser or by calling us at 1-800-595-7827) and mail it to us, along with your check made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

- Roth IRAs,
- IRAs,
- SEP-IRAs,
- Simple IRAs.
OPENING A
NORTHSTAR

ACCOUNT
--------------------------------------------------------------------------------

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

- through your broker
- directly, by mail or over the telephone
- using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

Instructions for each option appear in the chart on page 10, but here are a few things you should know before you begin.
BUYING, SELLING

AND EXCHANGING
--------------------------------------------------------------------------------

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 EST) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

HOW SHARES ARE

PRICED
--------------------------------------------------------------------------------

- The minimum amount of each investment after your first one is:

 - $100 for non-retirement accounts
 - $25 for retirement accounts
 - $25 if you are investing using our automatic investment plan (see page 10).

- We record most shares on our books electronically. We will issue a certificate if you

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS
 ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

- We have the right to refuse a request to buy shares.

SOME RULES FOR
BUYING

- Selling your shares may result in a deferred sales charge. Please refer to the table on page 7.

- We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

- If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

- You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 12 for information about how this can affect your taxes.

- If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

- In unusual circumstances, we may temporarily suspend the processing of requests to sell.

SOME RULES FOR
SELLING

--------------------------------------------------------------------------------

- When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 12 for information about how this can affect your taxes.

- Before you make an exchange, be sure to read the sections of the prospectus that discuss the shares you're exchanging to.

- You can exchange shares of any fund for the same class of shares of any other fund, or for shares of the Cash Management Fund of Salomon Brothers Investment Series (a money market fund that's available through NorthStar, but isn't one of the Northstar funds) without a sales charge. You will, however, pay a sales charge if you buy shares of the Cash Management Fund, and then exchange them for Class A shares of any of the Northstar funds.

- For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into the Cash Management Fund.

- We'll let you know 60 days in advance if we want to make any changes to these rules.

SOME RULES FOR
EXCHANGING

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

WAYS TO BUY, SELL OR EXCHANGE             WHEN TO USE THIS OPTION
--------------------------------------------  --------------------------------------------
THROUGH YOUR DEALER                           - buy
                                              - sell
                                              - exchange


--------------------------------------------  --------------------------------------------
BY MAIL
Please call us if you have any questions --   - buy
we can't process your request until we have   - sell
all of the documents we need.                 - exchange

--------------------------------------------  --------------------------------------------
BY TELEPHONE
To sign up for this service, complete         - sell
section 9 of the application or call us at    - exchange
1-800-595-7827.

--------------------------------------------  --------------------------------------------
AUTOMATIC INVESTMENT PLAN
To sign up for this service, complete         - buy
section 7 of the application or call us at
1-800-595-7827.
--------------------------------------------  --------------------------------------------
SYSTEMATIC WITHDRAWAL PROGRAM
To sign up for this service, complete         - sell
section 8 of the application or call us at
1-800-595-7827.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

HOW TO USE IT

--------------------------------------------------------------------------------

If you're BUYING shares, make your check payable to Northstar Funds and give it to your financial consultant, who will forward it to us.

When you're SELLING, give your written request to your financial consultant, who may charge you a fee for this service.

--------------------------------------------------------------------------------

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

- your account number

- your social security number or taxpayer identification number

- the name the account is registered in

- the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

- the dollar value or number of shares you want to buy, sell or exchange.

If you're BUYING include a check payable to Northstar Funds with your request.

If you're SELLING or EXCHANGING, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

- you are selling more than $50,000 worth of shares

- your address of record has changed in the past 30 days

- you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.
--------------------------------------------------------------------------------

You can SELL or EXCHANGE up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 pm EST.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account.

Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. Northstar does not charge a fee for this service, but your bank may charge you a fee for receiving a wire transfer.

--------------------------------------------------------------------------------

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time.
--------------------------------------------------------------------------------

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly, quarterly or annually, and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

MUTUAL FUND
EARNINGS AND
YOUR TAXES

The fund distributes virtually all of its net investment income and net capital gains to PAYS DISTRIBUTIONS
HOW THE FUND
shareholders in the form of dividends. The fund pays dividends monthly.
As a shareholder, you are entitled to a share of the income and capital gains the fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any Northstar fund. You specify your preference when you open your account. You can choose to reinvest your distributions in one of three ways:

- reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any Northstar fund you choose

- receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any Northstar fund you choose

- receive both income dividends and capital gain distributions in cash.

You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

--------------------------------------------------------------------------------

The fund intends to meet the requirements for being a tax-qualified regulated investment DISTRIBUTIONS
HOW YOUR
company, which means it generally does not pay ARE TAXED federal income tax on the earnings it distributes to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of the fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax-deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

                                                                  THE BUSINESS
                                                                     OF MUTUAL
                                                                         FUNDS

The Northstar High Total Return Fund is a diversified mutual fund. It is a series of the IS ORGANIZED
HOW THE FUND
Northstar Trust (formerly the Northstar AND MANAGED
Advantage Trust), which is registered as an investment company with the SEC.

The trustees of the SEC-registered trust oversee the business affairs of the fund and are responsible for major decisions about the fund's investment objective and policies.

The fund does not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of the fund request it. Certain objectives and policies of the fund may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of the fund because the fund's investment objective is fundamental.

The day-to-day management of the fund is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER

Provides advice and recommendations about the fund's investments. The investment adviser is paid out of the fund's management fee, which is listed on page 2.

Northstar Investment Management Corporation
2 Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR

Provides administrative, compliance and accounting services to the fund. The administrator receives an annual administrative services fee from the fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
2 Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR

Markets the fund and distributes shares through brokers and other financial representatives.

Northstar Distributors, Inc.
2 Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN

Holds all the fund's assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGER

You'll find a profile of the portfolio manager to the fund on page 4.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE BUSINESS
OF MUTUAL
FUNDS

Dealers receive payment for selling shares of the Northstar High Total Return Fund in three ways:
HOW DEALERS ARE
COMPENSATED
THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

- CLASS A INVESTMENTS
 (% OF OFFERING PRICE)

                          COMMISSION       AMOUNT
                 RECEIVED BY DEALERS         PAID
                OUT OF SALES CHARGES       BY THE
                             YOU PAY  DISTRIBUTOR
 up to $99,999                  4.00           --
 $100,000 to $249,999           3.10           --
 $250,000 to $499,999           2.30           --
 $500,000 to $999,999           1.70           --
 $1,000,000 to $2,499,999         --         1.00
 $2,500,000 to $4,999,999         --         0.50
 $5,000,000 and over              --         0.25

- CLASS B INVESTMENTS

 Receives 4% of the sale price from the distributor

- CLASS C INVESTMENTS

 Receives 1% of the sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in the fund. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information on page 2. Service and distribution fee percentages appear on page 5.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the fund -- they are paid from the distributor's own resources.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders.

                                                                  THE RISKS OF
                                                                  INVESTING IN
                                                                  MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. Mutual funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that the fund will achieve its investment objective.

You'll find a discussion of the risk factors associated with the fund on page 2.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.
--------------------------------------------------------------------------------

EQUITIES
- Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities and stock purchase rights are types of equities.

- The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

- Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects.
--------------------------------------------------------------------------------

DEBT SECURITIES
- Obligations to repay borrowed money within a certain time with or without interest. Zero-coupon securities, pay-in-kind securities, discount obligations, mortgage-backed securities, convertible securities and high-yield securities are types of debt securities.

- Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases.

- There is also the risk that the borrower won't be able to fulfill its obligation, resulting in loss or a lower price than anticipated.

LOWER-RATED OR JUNK BONDS

The chart indicates the fund's investment allocation to high-yield securities (junk bonds). In addition to general risks listed above that are associated with debt securities, junk bonds have special risks:

- They fluctuate more in value than higher rated securities.

- They are more subject to the risk that the borrower won't fulfill its obligation.

- There may not be a market to sell them at a reasonable price, resulting in loss or a lower price than anticipated.

- The fund's ability to achieve its investment objective may be more dependent on Northstar's credit analysis than is the case for higher rated securities.

    QUALITY RATING                       HIGH
                                        TOTAL
                               RETURN FUND(1)
 Investment grade                          --
 BB                                       8.2
 B                                       47.5
 CCC                                      8.2
 CC                                        --
 C                                         --
 D                                         --
 Non-rated                               31.0
 U.S. Governments, equities &
 others                                   5.1
 Total                                   100%
---------------------------------------------

(1) Data as of December 31, 1997.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

FOREIGN
- Securities issued by companies or governments of foreign countries. May include equities and INVESTMENTS debt securities including sovereign debt obligations (securities issued to refinance foreign government bank loans and other debt also known as Brady Bonds).

- Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment:

 - foreign markets may be less regulated, may have less volume and be less liquid

 - foreign securities may be less liquid and more volatile

 - the value of the securities are affected by changes in currency exchange rates and exchange control regulations

 - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions.

 - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States and foreign financial institutions may be subject to less regulation and supervision.

EMERGING MARKETS

- Investments in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.
--------------------------------------------------------------------------------

ILLIQUID SECURITIES -- THE FUND IS
OTHER, HIGHER
LIMITED TO 15% OF NET ASSET VALUE
RISK SECURITIES
- Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

- Used to realize higher profits.

- There may be fewer market players which can result in lower prices, and sales can take longer to complete.

- Following guidelines established by the trustees of the fund, Northstar may consider a security that can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

- Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

- Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

- In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

 - changes in the value of the derivative may not match changes in the value of its underlying asset

 - hedging may not be successful, and may prevent the fund from making other gains

 - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

                                                                   THE RISKS OF
                                                                   INVESTING IN
                                                                   MUTUAL FUNDS

REPURCHASE AGREEMENTS -- THE FUND IS
INVESTMENT
LIMITED TO 15% OF NET ASSET VALUE
PRACTICES
- Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of the fund's net asset value.

- Used for temporary and defensive purposes or to generate income from cash balances.

- The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

- Selling a security soon after you buy it.

- Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

- May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

- Temporarily maintaining part or all of the fund's assets in cash or in U.S. Government securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

- Used for temporary and defensive purposes in periods of unusual market conditions.

- Provides lower returns.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS -- NO LIMIT

- A commitment to buy a security on a specific day in the future at a specified price.

- Used to realize short-term profits.

- If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

- There is also a risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

                                                                          [ICON]
                          If you have any questions, please call 1-800-595-7827.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar High Total Return Fund in our:

ANNUAL REPORT

The Annual report contains information about fund performance, the financial statements and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains complete information about the Northstar High Total Return Fund. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.


Prior to April 20, 1998, please write or call for a free copy of the Annual report or the current SAI:


The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830
1-800-595-7827


After April 20, 1998, all written correspondence should be sent to the following address:


The Northstar Funds
300 First Stamford Place
Stamford, CT 06902
Phone inquiries should be made to the phone number noted above.

                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 1998


                          (star)NORTHSTAR GROWTH FUND

                      (star)NORTHSTAR GROWTH + VALUE FUND

                          (star)NORTHSTAR SPECIAL FUND

                    (star)NORTHSTAR INTERNATIONAL VALUE FUND


                  (star)NORTHSTAR EMERGING MARKETS VALUE FUND


                     (star)NORTHSTAR INCOME AND GROWTH FUND

                (star)NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND

                        (star)NORTHSTAR HIGH YIELD FUND

                   (star)NORTHSTAR HIGH TOTAL RETURN FUND II

                     (star)NORTHSTAR STRATEGIC INCOME FUND

                   (star)NORTHSTAR GOVERNMENT SECURITIES FUND

                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                 (203) 863-6200
                                 (800) 595-7827


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Funds dated March 1, 1998, as each may be revised from time to time. To obtain a copy of a Prospectus for the Funds, please contact Northstar Investment Management Corporation at the address or phone number listed above.



     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Funds' investment adviser. Northstar has engaged Navellier Fund Management, Inc. to serve as subadviser to the Northstar Growth + Value Fund and Northstar Special Fund, subject to the supervision of Northstar. Northstar has engaged Brandes Investment Partners, L.P. to serve as subadviser to the Northstar International Value Fund and Northstar Emerging Markets Value Fund. Collectively, Navellier Fund Management, Inc., and Brandes Investment Partners, L.P. will be referred to as (the "Sub-Advisers"). Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Funds. Northstar Administrators Corporation (the "Administrator") is the Funds' administrator. The Underwriter and the Administrator are affiliates of Northstar.

                            ------------------------

                               TABLE OF CONTENTS


INVESTMENT RESTRICTIONS.................................................................................................     2
INVESTMENT TECHNIQUES...................................................................................................     6
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION.........................................................................    13
SERVICES OF NORTHSTAR, THE SUB-ADVISERS AND THE ADMINISTRATOR...........................................................    15
NET ASSET VALUE.........................................................................................................    18
PURCHASES AND REDEMPTIONS...............................................................................................    19
DIVIDENDS, DISTRIBUTIONS AND TAXES......................................................................................    21
UNDERWRITER AND DISTRIBUTION SERVICES...................................................................................    24
TRUSTEES AND OFFICERS...................................................................................................    29
OTHER INFORMATION.......................................................................................................    32
PERFORMANCE INFORMATION.................................................................................................    33
FINANCIAL STATEMENTS....................................................................................................    38
APPENDIX................................................................................................................   A-1

                            INVESTMENT RESTRICTIONS

     NORTHSTAR GROWTH + VALUE FUND. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     7. Sell short, except that these Funds may enter into short sales against the box;

     8. Invest more than 25% of its assets in any one industry or related group of industries;

     9. With respect to 75% of the Fund's assets, purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     11. Borrow money except to the extent permitted under the 1940 Act;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     13. Make an investment for the purpose of exercising control over management;

     14. Invest more than 15% of its net assets in illiquid securities; or

     15. Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.


     NORTHSTAR INTERNATIONAL VALUE FUND AND NORTHSTAR EMERGING MARKETS VALUE FUND. The Funds have adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:



     1. Issue senior securities, except to the extent permitted under the Investment Company Act of 1940, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings are in excess of 5% of the value of its total assets are outstanding;

     2. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

     5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

     6. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

     7. Make short sales of securities or maintain a short position, except for short sales against the box;

     8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     9. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

     10. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

     11. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

     12. Invest more than 15% of its net assets in illiquid securities.

     NORTHSTAR INCOME AND GROWTH FUND AND NORTHSTAR HIGH TOTAL RETURN FUND II. The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Northstar, subject to conditions established by Northstar) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Participate in any joint trading accounts;

     7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     8. Sell short, except that these Funds may enter into short sales against the box;

     9. Invest more than 25% of its assets in any one industry or related group of industries;

     10. Purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     11. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     12. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     13. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     14. Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Northstar who each own beneficially more than 1/2 of 1% of its securities;

     15. Make an investment for the purpose of exercising control over management;

     16. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     17. Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If either of these Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

     NORTHSTAR GROWTH, SPECIAL, BALANCE SHEET OPPORTUNITIES, HIGH YIELD, STRATEGIC INCOME AND GOVERNMENT SECURITIES FUNDS. The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

     1. Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

     2. Purchase securities of any one issuer (except Government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

     3. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

     4. Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     5. Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

     6. Make loans, except that these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

     8. Borrow money in excess of 5% of its total assets (taken at market value);

     9. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

     10. Purchase more than 10% of the voting securities of any one issuer, except U.S. Government Securities;

     11. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

     12. Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government Securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     13. Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     14. Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     15. Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     16. Invest in securities of any issuer if any officer or trustee of the Fund or any officer or director of Northstar owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and trustees own in the aggregate more than 5% of the securities of such issuer;

     17. Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

     18. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

     19. Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

     20. Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

     21. Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions. The Strategic Income Fund, additionally, may not invest in interests of real estate limited partnerships.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those state and foreign jurisdictions where that Fund intends to offer or sell its shares.

                             INVESTMENT TECHNIQUES


     DERIVATIVE INSTRUMENTS. The Funds may invest in Derivative Instruments (as defined in the Funds' Prospectus) for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.


     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.


     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (I.E., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar and the Sub-Advisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.


     FUTURES TRANSACTIONS -- IN GENERAL. A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.


     Successful use of futures by the Fund also is subject to the Manager's or Sub-Adviser's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circum-stances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.


    Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC"), the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.


    SPECIFIC FUTURES TRANSACTIONS. The Funds may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

    The Funds may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

    The Funds may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


    The International Value Fund and Emerging Markets Value Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by these Funds. As a general rule, the International Value Fund and Emerging Markets Value Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, these Funds will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Funds' existing futures positions and premiums paid for such options would exceed 5% of the market value of the Funds' net assets.


    OPTIONS -- IN GENERAL. The Funds may purchase and write (I.E., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

    A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

    There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

    SPECIFIC OPTIONS TRANSACTIONS. The Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

    The Funds may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

    The Funds may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

    Successful use by the Funds of options will be subject to the ability of Northstar and the subadvisers to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Funds may incur losses.

    SHORT SALES. A Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.


    PRIVATELY ISSUED COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS, INTEREST OBLIGATIONS AND PRINCIPAL OBLIGATIONS. Each of High Total Return Fund II and Income and Growth Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Northstar believes that such investments are consistent with the Fund's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are per se illiquid. Multi-class pass-through securities are equity interest in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the sources of funds used to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.


    On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Funds may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

    Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

    SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest

(the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgage is liquid is made by Northstar under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

    INDEX WARRANTS. The Strategic Income Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Strategic Income Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Strategic Income Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.


    REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar and the Sub-Advisers will use standards set by the relevant Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of a Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.


    Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the Funds, excluding the Northstar Trust and the Strategic Income Fund, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

    As an alternative to using repurchase agreements, a Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Funds do not account for dollar rolls as a borrowing.

    These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.


    LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets (30% of the value of total assets in the case of the Northstar International Value and the Northstar Emerging Markets Value Funds), provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. A Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).


    There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.


    FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.


    A Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

    A Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

    FLOATING OR VARIABLE RATE INSTRUMENTS. The Funds may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

    ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Each Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

    Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Funds may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.

    ADDITIONAL INFORMATION ON GNMAS. The Funds may invest in U.S. Government Securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. A substantial portion of the assets of the Government Securities Fund have, at various times, been invested in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie Maes). All of the other Funds may also invest in GNMAs from time to time.

    GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Funds purchase "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be used with GNMA's guarantee.

    When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

    Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.

    When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share the shareholder receives on redemption may be more or less than the price paid for the shares. The dividends per share paid by the Government Securities Fund may also vary.

RISKS OF INTERNATIONAL INVESTING


    Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of a Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.


EMERGING MARKETS AND RELATED RISKS


    The International Value Fund may invest up to 25% of its assets and the Emerging Markets Value Fund may invest greater than 65% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Jordon, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Thailand, Turkey, Venezuela and Zaire. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.


    Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

    Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

    Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.


    ADDITIONAL INFORMATION ON FOREIGN SECURITIES. Each Fund, except Government Securities Fund, may invest in securities of foreign issuers. Each of these Funds other than International Value, Emerging Markets Value, High Yield, Strategic Income, and High Total Return Fund II may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. Strategic Income may invest up to 60% of its assets in securities of foreign issuers, High Total Return Fund II may invest up to 50% and High Yield up to 35% of its total assets. The International Value Fund may invest up to 100% of its total assets in securities of foreign issuers. Eurodollar certificates of deposit are excluded for purposes of this limitation for Strategic Income.


    ADDITIONAL INFORMATION ON HIGH YIELD SECURITIES. Balance Sheet Opportunities Fund, High Yield Fund, High Total Return Fund II, and Strategic Income Fund, each may invest in lower-rated fixed income securities to the extent described in the Prospectus. The lower ratings of certain securities held by these Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by these Funds more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or S & P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix for a description of a security.

    Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Northstar will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

    Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

    LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

    When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


    Northstar, and the Sub-Adviser in the case of Growth + Value Fund, Special Fund, International Value Fund, and Emerging Markets Value Fund, places orders for the purchase and sale of the Funds' securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. For purposes of the remainder of this section, "Portfolio Transactions and Brokerage Allocation," discussion of Northstar includes the Sub-Adviser, but only with respect to Growth + Value Fund, Special Fund, International Value Fund and Emerging Markets Value Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by Northstar, the rate is deemed by Northstar to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought a Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that each Fund benefits with a securities industry comprised of many and diverse firms and that the long term interest of shareholders of the Funds is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.

    In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Funds and their shareholders.

    Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

    In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.


    Each Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Funds. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms. During the fiscal years ended October 31, 1997, October 31, 1996 and October 31, 1995 in the case of the Growth + Value, International Value, Emerging Markets Value, Income and Growth, and High Total Return II Funds and the fiscal years ended December 31, 1997 December 31, 1996 and December 31, 1995 for the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, each of the Funds listed below paid the total brokerage commissions indicated below, including, in the case of the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, commissions to Advest, Inc. ("Advest"), an affiliate of the Funds' former investment adviser.

BROKERAGE COMMISSIONS PAID DURING FISCAL YEARS ENDED OCTOBER 31, 1997, 1996 AND
                          1995 FOR THE NORTHSTAR TRUST
     AND FISCAL YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 FOR THE FUNDS



                                                                                                      OCTOBER 31,
                                                                                            --------------------------------
                                                                                              1997        1996        1995
                                                                                            --------    --------    --------
Growth + Value Fund......................................................................   $170,986         N/A         N/A
International Value Fund(1)..............................................................   $421,452    $ 46,650    $  9,822
Emerging Markets Value Fund(2)...........................................................        N/A         N/A         N/A
Income and Growth Fund...................................................................   $ 93,492    $507,638    $249,474
High Total Return Fund II................................................................   $     --         N/A         N/A


---------------


(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.



(2) Northstar Emerging Markets Value Fund commenced operations on January 1,
    1998.



                                                                                                      DECEMBER 31,
                                                                                            --------------------------------
                                                                                              1997        1996       1995(1)
                                                                                            --------    --------    --------
Growth Fund..............................................................................   $169,066    $124,024    $241,864
Special Fund.............................................................................   $874,698    $479,135    $ 87,375
Balance Sheet Opportunities Fund.........................................................   $ 81,371    $ 90,283    $ 88,151
High Yield Fund..........................................................................   $     --    $ 16,591    $ 12,763
Strategic Income Fund....................................................................   $     --    $     --    $    552
Government Securities Fund...............................................................   $     --    $  1,049    $     --

---------
(1) During the fiscal year 1995, the funds listed above paid the following brokerage commissions to Advest, Inc.: $2,400 and $6,540 for the Growth Fund and Special Fund, respectively. The other above listed funds did not pay any brokerage commissions to Advest, Inc. for the fiscal year 1995.


     A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer markups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables in the prospectus. In evaluating a Fund's portfolio turnover rate, you should keep in mind that a 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A Fund's portfolio turnover rate may be higher than that described above if a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders.

         SERVICES OF NORTHSTAR, THE SUB-ADVISERS AND THE ADMINISTRATOR



     Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the Investment Adviser to each Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to Brandes Investment Partners, L.P. as the Sub-Adviser for the International Value Fund and the Emerging Markets Value Fund, and Navellier Fund Management, Inc. as the Sub-Adviser for the Growth + Value Fund and the Special Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio. Northstar oversees the investment management of the Sub-Advisers for the Funds which are managed by a Sub-Adviser.



     Northstar is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is Two Pickwick Plaza, Greenwich, Connecticut 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.



     Northstar charges a fee under each advisory agreement to Growth + Value Fund, Growth Fund, Special Fund, International Value Fund, Emerging Markets Value Fund, Balance Sheet Opportunities Fund, High Yield Fund, High Total Return

Fund II, Strategic Income Fund and Government Securities Fund at an annual rate, after voluntary waivers or expense reimbursements, of 1.00%, 0.75%, 0.75%, 1.00%, 1.00%, 0.65%, 0.60%, 0.75%, 0.65% and 0.50% of such Fund's average daily net assets, respectively. This fee is accrued daily and payable monthly.


     Northstar charges a fee to the Income and Growth Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion.

     The Investment Advisory Agreement for the Income and Growth Fund was originally approved by the Trustees of the Northstar Trust on October 23, 1993, and by the sole Shareholder of the Northstar Income and Growth Fund on November 8, 1993. The Investment Advisory Agreement continued in effect for a period of two years and was renewed by the Trustees for one year on October 31, 1995. It will continue in effect from year to year if specifically approved annually by
(a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.


     The Investment Advisory Agreement for the Growth + Value Fund, High Total Return Fund II and International Value Fund were approved by the Trustees of the Northstar Trust on July 31, 1996, October 29, 1996 and January 23, 1997, respectively. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by
(a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.



     The Investment Advisory Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Northstar Trust on behalf of the Fund on October 29, 1997, and by the sole shareholder of the Fund on November 8, 1997. The Investment Advisory Agreement will continue in effect until November 8, 1999, and then will continue in effect from year to year, if specifically approved annually by (a) the Trustees of the Trust, on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.



     Each Investment Advisory Agreement for the remaining Funds was approved by the Trustees of the affected Fund on March 1, 1995 and by the shareholders of such Fund on June 2, 1995. Each such Investment Advisory Agreement continues in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the particular Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of such Fund as defined in the 1940 Act. The Agreements were last approved on April 24, 1997.



     A Fund's Investment Advisory Agreement may be terminated as to any class, without penalty and at any time, by a similar vote upon not more than 60 days nor less than 30 days written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of such class of such Fund as defined in the 1940 Act. Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.



     Pursuant to a Sub-Advisory Agreement between Northstar and Brandes Investment Partners, L.P. ("Brandes"), dated February 28, 1997 and a Sub-Advisory Agreement between Northstar and Brandes dated November 8, 1997, Brandes acts as Sub-Adviser to the International Value Fund and the Emerging Markets Value Fund, respectively. In this capacity, Brandes, subject to the supervision and control of Northstar and the Trustees of the Funds, will manage each Fund's portfolio investments, consistently with each Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Brandes at the annual rate of 50% of the management fee that each of the Funds it subadvises pays Northstar. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the managing directors of Brandes. The Sub-Advisory Agreement for the International Value Fund was approved by the Trustees of the Fund on January 23, 1997. The Sub-Advisory Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Fund on October 29, 1997. The Sub-Advisory Agreements may be terminated without payment of any penalty by Northstar, Brandes, the Trustees of the Funds, or the shareholders of the Funds on not more than 60 days and not less than 30 days prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Trust on behalf of each of the Funds, or the vote of a majority of the outstanding voting securities of such Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of such Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



     Pursuant to separate Sub-Advisory Agreements between Northstar and Navellier Fund Management, Inc. ("Navellier"), dated July 31, 1996 and February 1, 1996, Navellier acts as subadviser to Growth + Value Fund and Special Fund, respectively. In this capacity, Navellier, subject to the supervision and control of Northstar and the Trustees of such Funds, will manage the Funds' portfolio investments, consistently with their investment objective, and will execute any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Navellier at the annual rate of 0.64% and 0.48% of the average daily net assets of Growth + Value Fund and Special Fund, respectively. Navellier is wholly-owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is: 1 East Liberty, Third Floor, Reno, Nevada, 89501. The Sub-Advisory Agreement for Growth + Value Fund was approved by the Trustees of the Fund on July 31, 1996. The Sub-Advisory Agreement for Special Fund was approved by the Trustees of the Fund on December 1, 1995, and by vote of the Shareholders of the Fund on January 30, 1996. Each Sub-Advisory Agreement may be terminated without payment of any penalty by Northstar, Navellier, the Trustees of such Fund, or the shareholders of such Fund on not more than 60 days and not less than 30 days prior written notice. Otherwise, each Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the applicable Fund, or the vote of a majority of the outstanding voting securities of such Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of such Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.



     Northstar Administrators Corporation serves as administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by Northstar under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of Northstar. The address of the Administrator is: Two Pickwick Plaza, Greenwich, Connecticut 06830.


     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Income and Growth Fund on October 23, 1993, and continued in effect for a period of two years. The Agreement was renewed by the Trustees for one year on October 31, 1995 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust. The Administrative Services Agreement for the Northstar Growth + Value Fund was approved by the Trustees of the Northstar Trust on July 31, 1996 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees. The Administrative Services Agreement for Northstar International Value Fund was approved by the Trustees of the Northstar Trust on January 23, 1997 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.

     The Administrative Services Agreement for the Northstar High Total Return Fund II was approved by the Trustees of the Northstar Trust on October 29, 1996 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.


     The Administrative Services Agreement for the Emerging Markets Value Fund was approved by the Trustees of the Northstar Trust on behalf of the Fund on October 29, 1997. The Administrative Services Agreement will continue in effect until November 8, 1999, and then will continue in effect from year to year, if specifically approved annually by a majority of the Trustees of the Trust on behalf of the Fund.



     Each Administrative Services Agreement for the remaining Funds was approved by the Trustees of the particular Fund on March 1, 1995, and continued in effect until June 2, 1997. The agreement was renewed by the Trustees for one year on April 24, 1997 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Disinterested Trustees of the affected Fund.


     The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.


     During the fiscal years ended October 31, 1997, 1996 and 1995, or during the calendar years ended December 31, 1997, 1996, 1995, 1994 and 1993 respectively, the Funds listed below paid Northstar and the Administrator the following investment advisory and administrative fees:



                  TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID
                    DURING THE FISCAL YEAR ENDED OCTOBER 31,


                                              1997            1997            1996            1996            1995
                                          -------------    -----------    -------------    -----------    -------------
                                          ADVISORY FEES    ADMIN. FEES    ADVISORY FEES    ADMIN. FEES    ADVISORY FEES
                                          -------------    -----------    -------------    -----------    -------------
Growth + Value Fund....................    $   538,291        74,529          N/A             N/A             N/A
International Value Fund (1)...........    $   789,163       116,315          259,033         60,000           34,019
Emerging Markets Value Fund............            N/A           N/A              N/A            N/A              N/A
Income and Growth Fund.................    $ 1,513,778       233,759        1,548,967        242,294        1,158,432
High Total Return Fund II..............    $    68,888        14,025          N/A             N/A             N/A

                                            1995
                                         -----------
                                         ADMIN. FEES
                                         -----------
Growth + Value Fund....................     N/A
International Value Fund (1)...........     39,452
Emerging Markets Value Fund............        N/A
Income and Growth Fund.................    154,457
High Total Return Fund II..............     N/A


---------------

(1) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.


(2) Does not reflect expense reimbursement of $11,165 for Growth + Value Fund, $173,911 for International Value Fund or $105,669 for Northstar High Total Return Fund II.



                  TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID
                     DURING FISCAL YEAR ENDED DECEMBER 31,



                                                   1997        1997        1996        1996       1995        1994        1993
                                                 ADVISORY     ADMIN.     ADVISORY     ADMIN.    ADVISORY    ADVISORY    ADVISORY
                                                   FEES        FEES        FEES        FEES       FEES        FEES        FEES
                                                ----------    -------    ---------    ------    --------    --------    --------
Growth Fund (2)..............................   $1,412,949    136,648      575,383       0       593,282     604,576     517,203
Special Fund (2).............................   $2,341,067    266,145    1,146,789       0       287,311(4)  268,139     145,178
Balance Sheet Opportunities Fund (2).........   $  398,127     46,191      464,088       0       477,095     519,729     447,631
High Yield...................................   $1,289,419    180,250      941,594       0       683,323     622,761     432,063
Strategic Income Fund (2)....................   $  471,957     51,242      532,941       0       252,201      57,726          --
Government Securities Fund (2)(3)............   $  762,504     78,343      923,929       0       678,996     747,846     767,370


---------------


(1) Prior to June 5, 1995, the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds were managed by Boston Security Counselors, Inc. ("BSC") and did not utilize the services of an administrator. During the fiscal years ended December 31, 1997, 1996, 1995, 1994 and 1993, the Funds listed above paid Northstar or BSC the above noted investment advisory fees.



(2) Does not reflect expense reimbursement of $10,635 for the Growth Fund, $20,690 for the Balance Sheet Opportunities Fund, $21,320 for the Strategic Income Fund, $227,803 for the Government Securities Fund for the year ended December 31, 1997; of expense reimbursement of $34,126 for the Growth Fund, $20,615 for the Special Fund, $41,925 for the Balance Sheet Opportunities Fund, $65,578 for the Strategic Income Fund for the year ended December 31, 1996; expense reimbursement of $87,944 for the Strategic Income Fund and expense reimbursement of $15,175 for the Government Securities Fund for the year ended December 31, 1995.



(3) Net of waiver of investment advisory fees of $201,863, $284,286, $301,776, $332,370 and $341,054 for the years ended December 31, 1997, 1996, 1995,
    1994 and 1993, respectively.


(4) Does not reflect expense reimbursement of $733.

                                NET ASSET VALUE

     For each Fund in the Northstar Trust, equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. For the Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, portfolio securities, options and futures contracts and options thereon that are traded on national exchanges or in the NASDAQ System are valued at the last sale or settlement price on the exchange or market where primarily traded or, if none that day, at the mean of the last reported bid and asked prices, using prices as of the close of trading on the applicable exchange or market. Securities and options that are traded in the OTC market (other than on the NASDAQ System) are valued at the mean of the last available bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Securities (including OTC options) for which market quotations are not readily available (which may constitute a major portion of the High Yield Fund's portfolio) and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.



     The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. EST), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B, Class C and Class T shares of each Fund will generally be lower than that of the Class A or Class I shares because of the higher class specific expenses borne by each of the Class B, Class C and Class T shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.


                           PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 50 eligible employees and (e) service providers of (i) Northstar or any of its affiliated companies or (ii) the Funds or any Northstar affiliated investment company and (f) Brandes employees, officers and partners. Class A shares of the Funds may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and PROVIDED the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of a Northstar Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Funds is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.

     REDUCED SALES CHARGES ON CLASS A SHARES. Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.


     PURCHASES IN-KIND OF THE NORTHSTAR INTERNATIONAL VALUE FUND. Investors may, subject to the approval of the Northstar International Value Fund, Northstar and Brandes, purchase shares of the Northstar International Value Fund (the "Fund") with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if Northstar or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right amend or terminate this practice at any time.



     REDEMPTIONS. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B, Class C and Class T shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.



     The contingent deferred sales load will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAs") or other qualified retirement plans in connection with a lumpsum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A) (iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a taxfree return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of AGI registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.


     EXCHANGES. The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolios, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.


     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar generally restricts shareholders to a maximum of six exchanges across the Northstar Fund complex each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund. Class T Shares convert to Class A shares at the end of the month that is the later of (i) eight years after the Class T Shares were purchased or (ii) June 2, 1998.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, each Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.


     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.


     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining the gain or loss.


     Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.


     Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gains realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made.


     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     A Fund will not realize a gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which he Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.


     Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.


     Gains derived by a Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.



     If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gains from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.


     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company, such as the Special Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, each Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Special Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.


     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as a gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.


     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.


     Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gains, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.


     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).


     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How Funds Pay Distributions -- Distribution Options" section of the Funds' current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, each Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Each Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.

                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for each Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.


     The Underwriting Agreements may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Trustees of such Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.



     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.


     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.

     Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the Underwriter up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Growth Fund, Special Fund, and Strategic Income Fund), 0.75% (in the case of Balance Sheet Opportunities Fund) and 0.65% (in the case of High Yield Fund and Government Securities Fund) of annual average daily net assets of such Fund's Class T shares. However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds

(including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.

     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; or services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The Plans are designed to be compensation plans and therefore amounts spent by the distributor in excess of plan limits are not carried over from year to year for reimbursement. The Plans do, however, contemplate that amounts paid to the distributor may compensate it for past distribution efforts without regard to any particular time period.

     If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.


     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding class of shares of the affected Fund to which the Plan relates.



     During their fiscal year ended October 31, 1997, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan of Distribution for each class:



                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------

Growth + Value Fund....................................................................   $ 42,140    $  295,385    $101,432
International Value Fund...............................................................   $ 97,955    $  148,366    $329,989
Emerging Markets Value Fund............................................................        N/A           N/A         N/A
Income and Growth Fund.................................................................   $184,527    $  745,510    $657,770
High Total Return Fund II..............................................................   $  4,141    $   59,715    $ 18,332



     For their fiscal year ended October 31, 1997, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of each Fund listed below were as follows:

                                                                                                    GROWTH + VALUE
                                                                                          ----------------------------------
                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------

Salaries/Overrides.....................................................................   $115,950    $  143,493    $ 51,805
Commissions Paid.......................................................................   $     --    $2,713,026    $253,001
Marketing, RMM & Convention Expense....................................................   $ 44,791    $   20,730    $  5,231
Total..................................................................................   $160,741    $2,877,249    $310,037



                                                                                               INTERNATIONAL VALUE (1)
                                                                                          ----------------------------------
                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------
Salaries/Overrides.....................................................................   $184,835    $  123,179    $100,027
Commissions Paid.......................................................................   $     --    $2,426,113    $474,328
Marketing, RMM & Convention Expense....................................................   $ 83,050    $  122,636    $  9,227
Total..................................................................................   $267,885    $2,671,928    $583,582


---------------


(1) The International Value Fund commenced operations on April 21, 1997. Prior to April 21, 1997, the Fund was operating as the Brandes International Fund, a series of the Brandes Investment Trust and was distributed by Worldwide Value Distributors, L.L.C.



                                                                                           EMERGING MARKETS VALUE FUND (2)
                                                                                          ----------------------------------
                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------
Salaries/Overrides.....................................................................        N/A           N/A         N/A
Commissions Paid.......................................................................        N/A           N/A         N/A
Marketing, RMM & Convention Expense....................................................        N/A           N/A         N/A
Total..................................................................................        N/A           N/A         N/A


---------------


(2) The Emerging Markets Value Fund commenced operations on January 1, 1998.



                                                                                                  INCOME AND GROWTH
                                                                                          ----------------------------------
                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------
Salaries/Overrides.....................................................................   $183,717    $   42,293    $ 31,187
Commissions Paid.......................................................................   $     --    $  447,222    $ 73,025
Marketing, RMM & Convention Expense....................................................   $181,975    $   39,566    $ 24,705
Total..................................................................................   $365,692    $  529,081    $128,917



                                                                                            HIGH TOTAL RETURN FUND II (3)
                                                                                          ----------------------------------
                                                                                                         1997
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------
Salaries/Overrides.....................................................................   $ 35,784    $   69,119    $ 23,627
Commissions Paid.......................................................................   $     --    $1,439,605    $120,493
Marketing, RMM & Convention Expense....................................................   $ 17,766    $    8,074    $  1,630
Total..................................................................................   $ 53,550    $1,516,798    $145,750


---------------

(3) The High Total Return Fund II commenced operations on January 31, 1997 but was not available for purchase until July 4, 1997.

     For their fiscal year ended October 31, 1997, the Distributor received the following amounts in sales charges, after reallowance to Dealers:



                                                                                                  UNDERWRITING FEES
                                                                                          ----------------------------------
                                                                                          CLASS A      CLASS B      CLASS C
                                                                                          --------    ----------    --------
Growth + Value Fund....................................................................   $139,035    $   74,765    $  8,154
International Value Fund 1.............................................................   $148,040    $   16,066    $  8,063
Emerging Markets Value Fund............................................................        N/A           N/A         N/A
Income and Growth Fund.................................................................   $ 14,563    $  256,431    $  1,889
High Total Return Fund II..............................................................   $ 49,705    $    5,974    $    586



     During their fiscal year ended December 31, 1997, each class of shares of the Funds listed below, paid the following 12b-1 distribution and service fees pursuant to the Distribution Plan for each class:



                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
Growth Fund....................................................   $108,596    $   66,765    $  7,319    $710,164
Special Fund...................................................   $232,469    $1,537,323    $463,998    $327,946
Balance Sheet Fund.............................................   $  3,440    $   43,644    $  6,401    $413,243
High Yield Fund................................................   $ 43,158    $  951,060    $175,716    $761,375
Strategic Income Fund..........................................   $ 40,631    $  310,321    $ 43,917    $224,593
Government Securities..........................................   $ 22,999    $  106,185    $  8,299    $639,583



     During the fiscal year ended December 31, 1997, expenses incurred by the Distributor (or Advest with respect to Class T Shares prior to June 2, 1995) for certain distribution related activities with respect to each class of shares of the Funds listed below were as follows:



                                                                                   GROWTH FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $106,699    $    8,437    $  1,262    $     --
Commissions Paid...............................................   $     --    $  123,877    $  5,282    $     --
Marketing/Convention/RMM Expense...............................   $108,693    $    8,842    $  2,122    $     --
Total..........................................................   $215,392    $  141,156    $  8,666    $     --



                                                                                   SPECIAL FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $300,845    $  166,997    $ 58,392    $     --
Commissions Paid...............................................   $     --    $2,379,287    $252,541    $     --
Marketing/Convention/RMM Expense...............................   $255,360    $   92,433    $ 20,169    $     --
Total..........................................................   $556,205    $2,638,717    $331,102    $     --

                                                                         BALANCE SHEET OPPORTUNITIES FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $  4,150    $    3,781    $  1,074    $     --
Commissions Paid...............................................   $     --    $   45,171    $  3,282    $     --
Marketing/Convention/RMM Expense...............................   $ 14,481    $    6,114    $  1,015    $     --
Total..........................................................   $ 18,631    $   55,066    $  5,371    $     --



                                                                                 HIGH YIELD FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $ 55,886    $  112,160    $ 26,225    $     --
Commissions Paid...............................................   $     --    $1,618,300    $109,026    $     --
Marketing/Convention/RMM Expense...............................   $108,266    $   70,993    $ 11,594    $     --
Total..........................................................   $164,152    $1,801,453    $146,845    $     --



                                                                              STRATEGIC INCOME FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $ 48,146    $   23,087    $  3,969    $     --
Commissions Paid...............................................   $     --    $  265,891    $ 14,577    $     --
Marketing/Convention/RMM Expense...............................   $ 49,971    $   30,450    $  2,388    $     --
Total..........................................................   $ 98,117    $  319,428    $ 20,934    $     --



                                                                            GOVERNMENT SECURITIES FUND
                                                                  ----------------------------------------------
                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
EXPENSE
Salaries/Overrides.............................................   $ 20,733    $   13,612    $    583    $     --
Commissions Paid...............................................   $     --    $  197,258    $  1,202    $     --
Marketing/Convention/RMM Expense...............................   $ 27,181    $    8,293    $    868    $     --
Total..........................................................   $ 47,914    $  219,163    $  2,653    $     --



     For the following Funds' fiscal year ended December 31, 1997, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:



                                                                  CLASS A      CLASS B      CLASS C     CLASS T
                                                                  --------    ----------    --------    --------
Growth Fund....................................................   $  5,492    $   14,834    $    309    $ 24,863
Special Fund...................................................   $122,802    $  771,846    $ 56,849    $ 31,000
Balance Sheet Fund.............................................   $    615    $   12,535    $     69    $ 33,490
High Yield Fund................................................   $ 34,104    $  257,034    $ 17,043    $100,435
Strategic Income...............................................   $  4,617    $   94,494    $  1,886    $ 58,489
Government Securities..........................................   $ 20,510    $   40,318    $     26    $ 47,359

                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of each Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is Two Pickwick Plaza, Greenwich, Connecticut 06830.


     ROBERT B. GOODE, JR., Trustee. Age: 67.

     Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     PAUL S. DOHERTY, Trustee. Age: 63.
     President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     DAVID W. WALLACE, Trustee. Age: 73.
     Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     *MARK L. LIPSON, Trustee and President. Age: 48.
     Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director and President of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.


     *JOHN G. TURNER, Trustee. Age: 58.

     Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.


     ALAN L. GOSULE, Trustee. Age: 57.

     Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co., Inc.


     DAVID W.C. PUTNAM, Trustee. Age: 58.

     President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

     JOHN R. SMITH, Trustee. Age: 74.
     From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.

     WALTER H. MAY, Trustee. Age: 61.
     Retired. Former Senior Executive for Piper Jaffrey, Inc.


     THOMAS OLE DIAL, Vice President. Age: 41.
     Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Capital Management.

---------------

*Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     GEOFFREY WADSWORTH, Vice President. Age: 54.
     Vice President of Northstar. Former Vice President and Portfolio Manager with National Securities & Research Corporation.

     AGNES MULLADY, Vice President and Treasurer. Age: 39.
     Senior Vice President and Chief Financial Officer of Northstar, Senior Vice President and Treasurer of Northstar Administrators corporation, and Vice President and Treasurer of Northstar Distributors, Inc. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.

     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.

     Mone Anathan, III, Dr. Loring E. Hart and Reverend Bartley MacPhaidin, each of whom were previously Trustees of the Funds, serve on an Advisory Board. The Advisory Board is expected to provide advice to the Board of Trustees in order to facilitate a smooth management transition regarding the advisory services to be provided by Northstar and to provide such other advice as the Board of Trustees may request from time to time. The Advisory Board will have no authority or control over the Funds. Northstar has agreed to assume all expenses associated with the Advisory Board for three years commencing June 2, 1995.


     As of December 31, 1997, all Trustees and executive officers of each Fund as a group owned beneficially or of record less than 1% of the outstanding securities of such Fund. To the knowledge of the Funds, as of December 31, 1997, no shareholder owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below:



                     (1) GROWTH + VALUE FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        25.6% (r)
                     Jacksonville, Florida



                     C
                     Merrill Lynch Pierce Fenner &
                     Smith                         8.7% (r)
                     Jacksonville, Florida



                     (2) SPECIAL FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        17.7% (r)
                     Jacksonville, Florida



                     C
                     Merrill Lynch Pierce Fenner &
                     Smith                         9.4% (r)
                     Jacksonville, Florida



                     (3) INTERNATIONAL VALUE FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        11.6% (r)
                     Jacksonville, Florida



                     C
                     Merrill Lynch Pierce Fenner &
                     Smith                         9.2% (r)
                     Jacksonville, Florida



                     (4) EMERGING MARKETS VALUE FUND



                     A
                     Northstar Investment Management
                     Corp.                        33.3% (b)
                     Greenwich, Connecticut

                     B
                     Northstar Investment Management
                     Corp.                        33.3% (b)
                     Greenwich, Connecticut



                     C
                     Northstar Investment Management
                     Corp.                        33.3% (b)
                     Greenwich, Connecticut



                     (5) INCOME AND GROWTH FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        10.9% (r)
                     Jacksonville, Florida



                     (6) HIGH TOTAL RETURN FUND II



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        32.3% (r)
                     Jacksonville, Florida



                     C
                     Merrill Lynch Pierce Fenner &
                     Smith                        10.5% (r)
                     Jacksonville, Florida



                     (7) HIGH YIELD FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        14.3% (r)
                     Jacksonville, Florida



                     (8) STRATEGIC INCOME FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        12.6% (r)
                     Jacksonville, Florida



                     (9) HIGH TOTAL RETURN FUND



                     B
                     Merrill Lynch Pierce Fenner &
                     Smith                        24.3% (r)
                     Jacksonville, Florida



                     C
                     Merrill Lynch Pierce Fenner &
                     Smith                         5.3% (r)
                     Jacksonville, Florida



                     (10) GROWTH FUND



                     I
                     Northstar Investment Management
                     Corp.                         9.5% (b)
                     Greenwich, Connecticut



                     ReliaStar Pension Account    37.5% (r)
                     Minneapolis, Minnesota

                               COMPENSATION TABLE
                         PERIOD ENDED DECEMBER 31, 1997



                                                                                                                 TOTAL COMPENSATION
                                                                       PENSION BENEFITS     ESTIMATED ANNUAL     FROM ALL FUNDS(17)
                                                      COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON               IN
                                                       FROM FUNDS       FUND EXPENSES          RETIREMENT       NORTHSTAR COMPLEX(B)
                                                      ------------    ------------------    ----------------    --------------------
Robert B. Goode, Jr................................   (a)14,500                 0                    0                 15,000
Paul S. Doherty....................................   (a)13,239                 0                    0                 13,750
David W. Wallace...................................   (a)13,239                 0                    0                 13,750
Mark L. Lipson.....................................   (a)0                      0                    0                     --
John G. Turner.....................................   (a)0                      0                    0                     --
Alan L. Gosule.....................................   (a)14,988                 0                    0                 15,500
David W.C. Putnam..................................   (a)12,625                 0                    0                 13,125
John R. Smith......................................   (a)14,989                 0                    0                 15,500
Walter H. May......................................   (a)14,989                 0                    0                 15,500


---------------

(a) See table below for Fund specific compensation.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Variable Trust Funds and the remaining six funds, Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds formerly advised by BSC.

                                INDIVIDUAL FUND
                        FISCAL YEAR COMPENSATION TABLES

                                        INCOME AND     HIGH TOTAL      GROWTH +     INTERNATIONAL    HIGH TOTAL
                                          GROWTH         RETURN          VALUE          VALUE        RETURN II     GROWTH(C)
                                        ----------    -------------    ---------    -------------    ----------    ---------
Robert B. Goode, Jr..................      1,501          2,377          1,073            659             659        1,349
Paul S. Doherty......................      1,401          2,395            915            500             500        1,229
David W. Wallace.....................      1,401          2,395            915            500             500        1,229
Mark L. Lipson.......................          0              0              0              0               0            0
John G. Turner.......................          0              0              0              0               0            0
Alan L. Gosule.......................      1,560          2,554          1,074            659             659        1,388
David W.C. Putnam....................      1,330          2,207            902            489             489        1,179
John R. Smith........................      1,560          2,554          1,074            659             659        1,388
Walter H. May........................      1,560          2,554          1,074            659             659        1,388


                                       SPECIAL(C)
                                       ----------
Robert B. Goode, Jr..................     1,604
Paul S. Doherty......................     1,518
David W. Wallace.....................     1,518
Mark L. Lipson.......................         0
John G. Turner.......................         0
Alan L. Gosule.......................     1,677
David W.C. Putnam....................     1,434
John R. Smith........................     1,677
Walter H. May........................     1,677


                                                                 BALANCE SHEET
                                                                OPPORTUNITIES(C)    HIGH YIELD(C)    STRATEGIC INCOME(C)
                                                                ----------------    -------------    -------------------
Robert B. Goode, Jr..........................................         1,193             1,528               1,223
Paul S. Doherty..............................................         1,052             1,432               1,085
David W. Wallace.............................................         1,052             1,432               1,085
Mark L. Lipson...............................................             0                 0                   0
John G. Turner...............................................             0                 0                   0
Alan L. Gosule...............................................         1,211             1,591               1,244
David W.C. Putnam............................................         1,022             1,357               1,052
John R. Smith................................................         1,211             1,591               1,244
Walter H. May................................................         1,211             1,591               1,244

                                                                 GOVERNMENT
                                                               SECURITIES(C)
                                                               --------------
Robert B. Goode, Jr..........................................       1,334
Paul S. Doherty..............................................       1,212
David W. Wallace.............................................       1,212
Mark L. Lipson...............................................           0
John G. Turner...............................................           0
Alan L. Gosule...............................................       1,371
David W.C. Putnam............................................       1,164
John R. Smith................................................       1,371
Walter H. May................................................       1,371


                               OTHER INFORMATION

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. has been selected as the independent accountants of the Northstar Trust and each of the remaining Northstar Funds. Coopers & Lybrand L.L.P. audits the Funds' annual financial statements and expresses an opinion thereon.

     CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the Funds and the Northstar Trust.

     TRANSFER AGENT. Pursuant to a Transfer Agency Agreement with each Fund, First Data (the "Transfer Agent") acts as the Transfer Agent for each Fund.


     REPORTS TO SHAREHOLDERS. The fiscal year of the Northstar Trust ends on October 31. The fiscal year of each other Fund ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

     ORGANIZATIONAL AND RELATED INFORMATION. Growth Fund (formerly The Advantage Growth Fund) was organized in 1986; Special Fund (formerly The Advantage Special
Fund) was organized in 1986; Balance Sheet Opportunities Fund (formerly The Advantage Income Fund) was organized in 1986; High Yield Fund (formerly The Advantage High Yield Bond Fund) was organized 1989, Strategic Income Fund (formerly The Advantage Strategic Income Fund) was organized in 1994; and Government Securities Fund (formerly The Advantage Government Securities Fund) was organized in 1986.


     Northstar Trust (formerly Northstar Advantage Trust), and two of its series Income and Growth Fund (formerly Northstar Advantage Income and Growth Fund) and High Total Return Fund (formerly Northstar Advantage High Total Return Fund), were organized in 1993. Growth + Value Fund and High Total Return Fund II were organized in 1996. The International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust. The Emerging Markets Value Fund, a series of the Northstar Trust, commenced operations in 1998.


     The shares of each Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for each Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of a Fund solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.


     YEAR 2000 COMPLIANCE. The services provided to the Portfolios by the Adviser, the Sub-Advisers, the Administrator and the Portfolios' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Adviser, the Sub-Advisers, the Administrator and the Portfolios' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Portfolios believe these steps will be sufficient to avoid any material adverse impact on the Portfolios. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Adviser, Sub-Advisers, Administrator and the Portfolios' other service providers at this time but could have a material adverse impact on the operations of the Portfolios and the Adviser, Sub-Advisers, Administrator and the Portfolios' other service providers.


                            PERFORMANCE INFORMATION

     Performance information for the Funds may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare each Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of certificates of deposit performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.


     In addition, the Funds may, from time to time, include various measures of a Fund's performance, including the current yield, the tax equivalent yield and the average annual total return of shares of the Funds in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect a Fund's volatility risk.

     AVERAGE ANNUAL TOTAL RETURN. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                         P(1+T) to the power of n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and


     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.



     All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.


     YIELD. Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                   Yield = 2[(a-b + 1) to the power of 6 -1]
                          __________________________________
                                       cd

     Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

     c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

     The maximum offering price includes a maximum contingent deferred sales load of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

     All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Funds' distribution plans. Except as noted, the performance results take the contingent deferred sales load into account.

     The yield for Class A, B and C of the Growth + Value Fund, Class A, B and C of the International Value Fund, Class A, B and C of the Income and Growth Fund, and Class A, B and C of the High Total Return Fund II, and Class A, B, C and T shares of the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds for the month ended December 31, 1997 was as follows:


                                     YIELD


FUND                                                                           CLASS A    CLASS B    CLASS C    CLASS T
----                                                                           -------    -------    -------    -------
Growth + Value Fund.........................................................       N/A        N/A        N/A       N/A
International Value Fund....................................................       N/A        N/A        N/A       N/A
Income and Growth...........................................................     2.94%      2.31%      2.36%       N/A
High Total Return Fund II...................................................     5.64%      5.30%      5.31%       N/A
Growth Fund.................................................................       N/A        N/A        N/A       N/A
Special Fund................................................................       N/A        N/A        N/A       N/A
Balance Sheet Opportunities Fund............................................     3.75%      3.28%      2.96%      3.33%
High Yield Fund.............................................................     6.86%      6.49%      6.49%      6.85%
Strategic Income Fund.......................................................     7.60%      7.19%      7.22%      7.27%
Government Securities Fund..................................................     7.88%      7.52%      7.52%      7.83%



     NON-STANDARDIZED RETURN. In addition to the performance information described above, the Funds may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.



     The following tables summarize the calculation of Standardized and Non-Standardized Return for Class A, B and C shares of the Growth + Value Fund, Class A, B and C shares of the International Value Fund, Class A, B and C shares of the Income and Growth Fund and High Total Return Fund II, series of the Northstar Trust, and for Class A, B, C and T shares of the other Funds for the periods indicated.



     NORTHSTAR TRUST. The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1997, assuming the maximum sales charge HAS been assessed:



                                                                                                              SINCE
                                                                                                ONE YEAR    INCEPTION*
                                                                                                --------    ----------
GROWTH + VALUE FUND
Class A......................................................................................       N/A        16.61%
Class B......................................................................................       N/A        16.70%
Class C......................................................................................       N/A        20.94%

INTERNATIONAL VALUE FUND
Class A......................................................................................     18.87%       13.91%
Class B......................................................................................       N/A         6.77%
Class C......................................................................................     23.18%       15.38%

INCOME AND GROWTH FUND
Class A......................................................................................     11.32%       10.20%
Class B......................................................................................     11.15%        9.33%
Class C......................................................................................     15.12%       10.85%

HIGH TOTAL RETURN FUND II
Class A......................................................................................       N/A        14.62%
Class B......................................................................................       N/A        14.81%
Class C......................................................................................       N/A        20.36%

     The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1997, assuming the maximum sales charge HAS NOT been assessed:



                                                                                                              SINCE
                                                                                            ONE YEAR(1)    INCEPTION(2)
                                                                                            -----------    ------------
GROWTH + VALUE FUND
Class A..................................................................................      21.50%          22.75%
Class B..................................................................................      20.80%          22.01%
Class C..................................................................................      20.80%          22.01%
INTERNATIONAL VALUE FUND
Class A..................................................................................      24.82%          16.03%
Class B..................................................................................         N/A          16.51%
Class C..................................................................................      24.18%          15.38%
INCOME AND GROWTH FUND
Class A..................................................................................      16.91%          11.56%
Class B..................................................................................      16.15%           9.75%
Class C..................................................................................      16.12%          10.85%
HIGH TOTAL RETURN FUND II
Class A..................................................................................      16.53%          22.32%
Class B..................................................................................      15.91%          21.76%
Class C..................................................................................      16.12%          21.76%


---------------


(1) Annualized.



(2) The inception date for Class A, B and C shares of the Growth + Value Fund is November 18, 1997. The inception date for Class B shares of the International Value Fund is April 18, 1997; the inception date for Class A and C shares of the International Value Fund is March 6, 1995. The inception date of Class A, B and C shares of the Income and Growth Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund II is January 31, 1997. The inception date for Class A, B and C shares of the Emerging Markets Value Fund is January 1, 1998.



     THE REMAINING FUNDS. The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1997, assuming the maximum sales charge HAS been assessed:



                                                                                                                 SINCE
                                                                       ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION(3)
                                                                       --------    ----------    ---------    ------------
Growth Fund.........................................................    18.94%       13.32%        14.38%        12.75%
Special Fund........................................................    10.29%       11.31%        15.28%        10.47%
Balance Sheet Fund..................................................    19.91%       13.03%        12.51%        10.84%
High Yield Fund.....................................................     6.86%       10.91%        N/A           10.96%
Strategic Income Fund...............................................    -1.91%       N/A           N/A            7.92%
Government Securities Fund..........................................     3.38%        7.18%         8.33%         7.25%



     The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1997, assuming the maximum sales charge HAS NOT been assessed:



                                                                                                                 SINCE
                                                                       ONE YEAR    FIVE YEARS    TEN YEARS    INCEPTION(3)
                                                                       --------    ----------    ---------    ------------
Growth Fund.........................................................    22.94%       13.32%        14.38%        12.75%
Special Fund........................................................    14.29%       11.31%        15.28%        10.47%
Balance Sheet Fund..................................................    23.91%       13.03%        12.51%        10.84%
High Yield Fund.....................................................    10.86%       10.91%        N/A           10.96%
Strategic Income Fund...............................................     1.89%       N/A           N/A            8.16%
Government Securities Fund..........................................     7.38%        7.18%         8.33%         7.25%


---------------


(3) The inception date for Class T shares of Growth, Special, Balance Sheet Opportunities and Government Securities Funds was February 1, 1986. The inception date for Class T shares of the High Yield Fund was July 5, 1989. The inception date for Class T shares of the Strategic Income Fund was July 1, 1994.

     The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1997, assuming the maximum sales charge HAS been assessed:



FUND                                 CLASS OF SHARES     ONE YEAR     SINCE INCEPTION
---------------------------------    ---------------     --------     ---------------
Growth Fund                            Class A            17.74%           19.47%
                                       Class B            17.84%           20.17%
                                       Class C            21.73%           20.96%

Special Fund                           Class A             9.48%           15.52%
                                       Class B             9.10%           16.02%
                                       Class C            13.06%           16.92%

Balance Sheet Opportunities Fund       Class A            18.38%           15.98%
                                       Class B            18.48%           16.51%
                                       Class C            22.41%           17.34%

High Yield Fund                        Class A             5.84%            9.56%
                                       Class B             5.38%            9.89%
                                       Class C             9.37%           10.88%

Strategic Income Fund                  Class A            -2.36%            5.50%
                                       Class B            -3.08%            5.67%
                                       Class C             0.80%            6.68%

Government Securities Fund             Class A             2.38%            5.05%
                                       Class B             1.93%            5.30%
                                       Class C             5.93%            6.34%



     The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1997, assuming the maximum sales charge HAS NOT been assessed:



FUND                                 CLASS OF SHARES     ONE YEAR     SINCE INCEPTION
---------------------------------    ---------------     --------     ---------------
Growth Fund                            Class A            23.59%           21.75%
                                       Class B            22.84%           21.04%
                                       Class C            22.73%           20.96%

Special Fund                           Class A            14.92%           17.73%
                                       Class B            14.10%           16.93%
                                       Class C            14.06%           16.92%

Balance Sheet Opportunities Fund       Class A            24.31%           18.21%
                                       Class B            23.48%           17.41%
                                       Class C            23.41%           17.34%

High Yield Fund                        Class A            11.18%           11.63%
                                       Class B            10.38%           10.89%
                                       Class C            10.37%           10.88%

Strategic Income Fund                  Class A             2.50%            7.51%
                                       Class B             1.67%            6.71%
                                       Class C             1.75%            6.68%

Government Securities Fund             Class A             7.46%            7.04%
                                       Class B             6.93%            6.37%
                                       Class C             6.93%            6.34%


     A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: BANXQUOTE, BARRON'S, BUSINESS WEEK, CDA INVESTMENT TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER DIGEST, FINANCIAL WORLD, FORBES, FORTUNE, IBC/DONOGHUES'S MONEY FUND REPORT, IBBOTSON ASSOCIATES, INC., INVESTMENT COMPANY DATA, INC., INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MUTUAL FUND VALUES, THE NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WIESENBERGER INVESTMENT COMPANIES SERVICES.


     When comparing yield, total return and investment risk of shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

     The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                              FINANCIAL STATEMENTS


     The Northstar Trust's audited financial statements dated October 31, 1997 and the report of the independent accountants, Coopers & Lybrand L.L.P. with respect to such financial statements, are hereby incorporated herein by reference to the Annual Report to Shareholders of the Northstar Trust for the fiscal year ended October 31, 1997.



     The audited financial statements of Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds as of and for the year ended December 31, 1997 and the Report of the Independent Accountants, Coopers & Lybrand L.L.P., with respect to such financial statements are hereby incorporated herein by reference to the Annual Report to Shareholders of The Northstar Funds for the year ended December 31, 1997.

                                    APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           (THE NORTHSTAR FUNDS logo)





                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 1998


                       *NORTHSTAR High Total Return Fund

                              Two Pickwick Plaza
                         Greenwich, Connecticut 06830
                                (203) 863-6200
                                (800) 595-7827


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Northstar High Total Return Fund (the "Fund") dated March 1, 1998, as each may be revised from time to time. To obtain a copy of the Fund's Prospectus, please contact Northstar Investment Management Corporation at the address or phone number listed above.


     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Fund's investment adviser. Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Fund. Northstar Administrators Corporation (the "Administrator") is the Fund's administrator. The Underwriter and the Administrator are affiliates of Northstar.
                                ---------------
                               TABLE OF CONTENTS



INVESTMENT RESTRICTIONS .................................     2
INVESTMENT TECHNIQUES ...................................     3
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION .........     9
SERVICES OF NORTHSTAR AND THE ADMINISTRATOR .............    10
NET ASSET VALUE .........................................    11
PURCHASES AND REDEMPTIONS ...............................    12
DIVIDENDS, DISTRIBUTIONS AND TAXES ......................    13
UNDERWRITER AND DISTRIBUTION SERVICES ...................    16
TRUSTEES AND OFFICERS ...................................    18
OTHER INFORMATION .......................................    20
PERFORMANCE INFORMATION .................................    21
FINANCIAL STATEMENTS ....................................    23
APPENDIX ................................................    A-1

                            INVESTMENT RESTRICTIONS

     Northstar High Total Return Fund. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of the Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Participate in any joint trading accounts;

     7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     8. Sell short, except that these Funds may enter into short sales against the box;

     9. Invest more than 25% of its assets in any one industry or related group of industries;

     10. Purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     11. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     12. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     13. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     14. Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Northstar who each own beneficially more than 1/2 of 1% of its securities;

     15. Make an investment for the purpose of exercising control over management;

     16. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     17. Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

     As a fundamental policy, the Fund may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Fund does not intend to borrow any amount in excess of 10% of its assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, the Fund will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If the Fund should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.


                             INVESTMENT TECHNIQUES

     Derivative Instruments. The Fund may invest in Derivative Instruments (as defined in the Fund's Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     Futures Transactions -- In General. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

     Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     Options -- In General. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.



     Successful use by the Fund of options will be subject to the ability of Northstar and the Sub-Adviser to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.


     Short Sales. The Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     Privately Issued Collateralized Mortgage-Backed Obligations, Interest Obligations and Principal Obligations. The Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Northstar believes that such investments are consistent with the Fund's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities.

     Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are per se illiquid. Multi-class pass-through securities are equity interest in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-thorough securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the source of funds used to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

     On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgage is liquid is made by Northstar under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     Repurchase Agreements. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar will use standards set by the Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with the Fund. In addition, no more than an aggregate of 15% of the Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     As an alternative to using repurchase agreements, the Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Fund does not account for dollar rolls as a borrowing.

     These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     Lending Portfolio Securities. The Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

     Firm Commitments and When-Issued Securities. The Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     The Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     The Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     Floating or Variable Rate Instruments. The Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by the Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate-term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     Zero Coupon Securities. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Fund may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.


     Additional Information on GNMAs. The Fund may invest in U.S. Government Securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The Fund may also invest in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie
Maes) from time to time.


     GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Fund purchases "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be used with GNMA's guarantee.

     When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.


     When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share the shareholder receives on redemption may be more or less than the price paid for the shares.


     Additional Information on Foreign Securities. The Fund may invest in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities of foreign issuers.

     Additional Information on High Yield Securities. The Fund may invest in lower-rated fixed-income securities to the extent described in the Prospectus. The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or S & P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix to the SAI for a description of security ratings.

     Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Northstar will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.

     Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Loan Participations and Assignments. The Fund may invest in loan participations and loan assignments. The Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


     Northstar places orders for the purchase and sale of the Fund's securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Fund are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by Northstar, the rate is deemed by Northstar to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that the Fund benefits with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Fund is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.


     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Fund and its shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

     The Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Fund. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms. During the fiscal years ended October 31, 1997, 1996 and 1995, respectively, the Fund paid the total brokerage commissions indicated below.


                       Brokerage Commissions Paid During
                           Most Recent Fiscal Years





                                           October 31,
                                   ---------------------------
                                    1997       1996       1995
                                   ------   ----------   -----
High Total Return Fund .........   $222     $11,433      $0


     A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer markups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Fund cannot accurately predict its portfolio turnover rate, but Northstar anticipates that the Fund's rate will not exceed 100% under normal market conditions. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. The Fund's portfolio turnover rate may be higher than that described above if the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders. The ability of the Fund to make purchases and sales of securities and to engage in options and futures transactions will be limited by certain requirements of the Code, including a requirement that less than 30% of the Fund's annual gross income be derived from gains on the sale of securities and certain other assets held for less than three months.


                  SERVICES OF NORTHSTAR AND THE ADMINISTRATOR


     Pursuant to an Investment Advisory Agreement with the Fund, Northstar Investment Management Corporation acts as the investment adviser to the Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Fund, is responsible for furnishing continuous investment supervision to the Fund and is responsible for the management of the Fund's portfolio.

     Northstar is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is Two Pickwick Plaza, Greenwich, Connecticut 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Northstar charges a fee to the Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of the Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of the Fund in excess of $1 billion.


     The Investment Advisory Agreement for the Fund was originally approved by the Trustees of the Northstar Trust on October 23, 1993, and by the sole Shareholder of the Fund on November 8, 1993. The Investment Advisory Agreement continued in effect for a period of two years and was last renewed by the Trustees for one year on April 24, 1997. It will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.

     The Fund's Investment Advisory Agreement may be terminated as to any class, without penalty and at any time, by a similar vote upon not more than 60 days nor less than 30 days written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of such class of the Fund as defined in the 1940 Act. Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act. Northstar Administrators Corporation serves as administrator for the Fund, pursuant to an Administrative Services Agreement with the Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by Northstar under the Investment Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of Northstar. The address of the Administrator is: Two Pickwick Plaza, Greenwich, Connecticut 06830.

     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Fund on October 23, 1993, and continued in effect for a period of two years. The Agreement was last renewed by the Trustees for one year on April 24, 1997 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust. The Administrator's fee is accrued daily against the value of the Fund's net assets and is payable by each Fund monthly at an annual rate of 0.10% of the Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in the Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.

     During the fiscal years ended October 31, 1997, 1996 and 1995, respectively, the Fund paid Northstar and the Administrator the following investment advisory and administrative fees:


                  Total Advisory and Administrative Fees Paid
                     During Fiscal Year Ended October 31,





                                       1997           1997           1996           1996           1995          1995
                                 --------------- ------------- --------------- ------------- --------------- ------------
                                  Advisory Fees   Admin. Fees   Advisory Fees   Admin. Fees   Advisory Fees   Admin. Fees
                                 --------------- ------------- --------------- ------------- --------------- ------------
High Total Return Fund ......... $5,442,788      $989,855      $2,639,662      $359,978      $941,310        $125,508


                                NET ASSET VALUE

     Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. Securities (including OTC options) for which market quotations are not readily available and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.


     The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. EST), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B and Class C shares of the Fund will generally be lower than that of the Class A shares because of the higher class specific expenses borne by each of the Class B and Class C shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for the Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.

                           PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and
(d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 50 eligible employees, (e) service providers of (i) Northstar or any of its affiliated companies or (ii) the Funds or any Northstar affiliated investment company and (f) Brandes employees, officers and partners. Class A shares of the Fund may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and provided the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of the Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Fund is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.

     Reduced Sales Charges on Class A Shares. Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.


     Redemptions. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.


     Exchanges. The following conditions must be met for all exchanges among the Fund and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolios, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each

Fund, Northstar generally restricts shareholders to a maximum of six exchanges out of a Fund each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     Conversion Feature. Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, the Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.


     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.


     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is a short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is a short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining the gain or loss.



     Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.


     Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gains realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The 30% limitation may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.


     Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gains from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.


     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, the Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as a gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.


     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.


     Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gains, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.


     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.


     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).


     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How the Fund Pays Distributions -- Distribution Options" section of the Fund's current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Each Fund has received from the IRS, rulings to the effect that (i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.


                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for the Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.


     The Underwriting Agreements may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the Fund, or by vote of a majority of the Trustees of the Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.


     The Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit the Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of the Fund.

     Pursuant to the Plan for Class A shares, the Fund may compensate the Underwriter up to 0.30% of average daily net assets of the Fund's Class A shares. Under the Plans for Class B and Class C shares, the Fund may compensate the Underwriter up to 1.00% of the average daily net assets attributable to the respective class of the Fund. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Fund (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund's Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Fund.

     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of the Fund's shares may be paid as compensation for providing services to the Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to the Fund's shareholders; or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The Plans are designed to be compensation plans and therefore amounts spent by the distributor in excess of plan limits are not carried over from year to year for reimbursement. The Plans do, however, contemplate that amounts paid to the distributor may compensate it for past distribution efforts without regard to any particular time period.

     If the Plans are terminated in accordance with their terms, the obligations of the Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, the Fund may continue to make payments past the date on which the Plan terminates up to the annual limits set forth in the Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.

     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of the Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that the Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of the Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class of shares of the Fund.


     During the Fund's fiscal year ended October 31, 1997, each class of shares of the Fund paid the following 12b-1 distribution and service fees pursuant to the Plan of Distribution for each class:





                                      Class A        Class B        Class C
                                    -----------   -------------   -----------
High Total Return Fund ..........   $603,203      $4,999,257      $838,891



     For the Fund's fiscal year ended October 31, 1997, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of the Fund were as follows:





                                                        High Total Return Fund
                                             --------------------------------------------
                                                                 1997
                                             --------------------------------------------
                                                Class A          Class B        Class C
                                             -------------   --------------   -----------
EXPENSE
Salaries/Overrides .......................    $  659,915      $   695,080      $131,123
Commissions Paid .........................    $        0      $10,796,786      $567,659
Marketing/Convention/RMM Expense .........    $  632,906      $   370,169      $ 45,064
Total ....................................    $1,292,821      $11,862,035      $743,846

     For the Fund's fiscal year ended October 31, 1997, the Distributor received the following amounts in sales charges, after reallowance to Dealers:





                                              Underwriting Fees
                                   ----------------------------------------
                                                     1997
                                   ----------------------------------------
                                     Class A        Class B        Class C
                                   -----------   -------------   ----------
High Total Return Fund .........   $454,708      $1,319,226      $70,894


                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of the Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is Two Pickwick Plaza, Greenwich, Connecticut 06830.


     Robert B. Goode, Jr., Trustee. Age: 67.
  Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     Paul S. Doherty, Trustee. Age: 63.
  President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     David W. Wallace, Trustee. Age: 73.
  Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     *Mark L. Lipson, Trustee and President. Age: 48.
  Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director and President of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.

     *John G. Turner, Trustee. Age: 58.
  Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

     Alan L. Gosule, Trustee. Age: 57.
  Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co.,
   Inc.

     David W.C. Putnam, Trustee. Age: 58.
  President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

     John R. Smith, Trustee. Age: 74.

  From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.


     Walter H. May, Trustee. Age: 61.
  Retired. Former Senior Executive for Piper Jaffrey, Inc.


---------


     * Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     Thomas Ole Dial, Vice President. Age: 41.
  Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Capital Management.

     Geoffrey Wadsworth, Vice President. Age: 54.
  Vice President of Northstar. Former Vice President and Portfolio Manager with
   National Securities & Research Corporation.

     Agnes Mullady, Vice President and Treasurer. Age: 39.
  Senior Vice President and Chief Financial Officer of Northstar, Senior Vice President and Treasurer of Northstar Administrators corporation, and Vice President and Treasurer of Northstar Distributors, Inc. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.

     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $8,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $2,000 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.


     Mone Anathan, III, Dr. Loring E. Hart and Reverend Bartley MacPhaidin, each of whom were previously Trustees of the Funds, serve on an Advisory Board. The Advisory Board is expected to provide advice to the Board of Trustees in order to facilitate a smooth management transition regarding the advisory services to be provided by Northstar and to provide such other advise as the Board of Trustees may request from time to time. The Advisory Board will have no authority or control over the Funds. Northstar has agreed to assume all expenses associated with the Advisory Board for three years.


     As of December 31, 1997, all Trustees and executive officers of the Fund as a group owned beneficially or of record less than 1% of the outstanding securities of the Fund. To the knowledge of the Fund, as of December 31, 1997, no shareholder owned beneficially (b) or of record (r) more than 5% of the Fund's outstanding shares, except as set forth below:





High Total Return Fund
  B
  Merrill Lynch Pierce Fenner & Smith       24.3% (r)
  Jacksonville, Florida
  C
  Merrill Lynch Pierce Fenner & Smith        5.3% (r)
  Jacksonville, Florida


                               Compensation Table

                         Period Ended December 31, 1997





                                               Pension Benefits    Estimated Annual    Total Compensation
                               Compensation   Accrued as Part of     Benefits upon     from all Funds in
                                from Funds       Fund Expenses        Retirement      Northstar Complex(b)
                              -------------- -------------------- ------------------ ---------------------
Robert B. Goode, Jr .........   (a)14,500             0                   0                  15,000
Paul S. Doherty .............   (a)13,239             0                   0                  13,750
David W. Wallace ............   (a)13,239             0                   0                  13,750
Mark L. Lipson ..............     (a)0                0                   0                      --
John G. Turner ..............     (a)0                0                   0                      --
Alan L. Gosule ..............   (a)14,988             0                   0                  15,500
David W.C. Putnam ...........   (a)12,625             0                   0                  13,125
John R. Smith ...............   (a)14,989             0                   0                  15,500
Walter H. May ...............   (a)14,989             0                   0                  15,500


---------
(a) See table below for Fund specific compensation.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Variable Trust Funds and the remaining six funds, Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, formerly advised by BSC.

                                Individual Fund
                        Fiscal Year Compensation Tables




                               Income and   High Total   Growth +   International     High Total
                                 Growth       Return       Value        Value       Return Fund II   Growth(c)   Special(c)
                              ------------ ------------ ---------- --------------- ---------------- ----------- -----------
Robert B. Goode, Jr .........     1,501        2,377       1,073         659              659          1,349       1,604
Paul S. Doherty .............     1,401        2,395         915         500              500          1,229       1,518
David W. Wallace ............     1,401        2,395         915         500              500          1,229       1,518
Mark L. Lipson ..............         0            0           0           0                0              0           0
John G. Turner ..............         0            0           0           0                0              0           0
Alan L. Gosule ..............     1,560        2,554       1,074         659              659          1,388       1,677
David W.C. Putnam ...........     1,330        2,207         902         489              489          1,179       1,434
John R. Smith ...............     1,560        2,554       1,074         659              659          1,388       1,677
Walter H. May ...............     1,560        2,554       1,074         659              659          1,388       1,677




                                   Balance Sheet                                                 Government
                                 Opportunities(c)     High Yield(c)     Strategic Income(c)     Securities(c)
                                ------------------   ---------------   ---------------------   --------------
Robert B. Goode, Jr .........          1,193              1,528                1,223                1,334
Paul S. Doherty .............          1,052              1,432                1,085                1,212
David W. Wallace ............          1,052              1,432                1,085                1,212
Mark L. Lipson ..............              0                  0                    0                    0
John G. Turner ..............              0                  0                    0                    0
Alan L. Gosule ..............          1,211              1,591                1,244                1,371
David W.C. Putnam ...........          1,022              1,357                1,052                1,164
John R. Smith ...............          1,211              1,591                1,244                1,371
Walter H. May ...............          1,211              1,591                1,244                1,371


---------

                               OTHER INFORMATION


     Independent Accountants. Coopers & Lybrand L.L.P. has been selected as the independent accountants of the Fund. Coopers & Lybrand L.L.P. audits the Fund's annual financial statements and expresses an opinion thereon.

     Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the Fund.

     Transfer Agent. Pursuant to a Transfer Agency Agreement with the Fund, First Data (the "Transfer Agent") acts as the Transfer Agent for the Fund.


     Reports to Shareholders. The fiscal year of the Fund ends on October 31. The Fund will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.



     Organizational and Related Information. Northstar Trust (formerly Northstar Advantage Trust), and two of its series Income and Growth Fund (formerly Northstar Advantage Income and Growth Fund) and High Total Return Fund (formerly Northstar Advantage High Total Return Fund), was organized in 1993. The Growth + Value Fund and High Total Return Fund II were organized in 1996. The International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust. The Emerging Markets Value Fund, a series of the Northstar Trust, was organized in 1997.


     The shares of the Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for the Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

     Year 2000 Compliance. The services provided to the Portfolios by the Adviser, the Sub-Advisers, the Administrator and the Portfolios' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Adviser, the Sub-Advisers, the Administrator and the Portfolios' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Portfolios believe these steps will be sufficient to avoid any material adverse impact on the Portfolios. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Adviser, Sub-Advisers, Administrator and the Portfolios' other service providers at this time but could have a material adverse impact on the operations of the Portfolios and the Adviser, Sub-Advisers, Administrator and the Portfolios' other service providers.



                            PERFORMANCE INFORMATION


     Performance information for the Fund may be compared in reports and promotional literature to (i) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare the Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of certificates of deposit performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.


     In addition, the Fund may, from time to time, include various measures of the Fund's performance, including the current yield, the tax-equivalent yield and the average annual total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect the Fund's volatility risk.

     Average Annual Total Return. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                        P(1+T) to the power of n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.

     Yield. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                   Yield = 2[(a-b + 1) to the power of 6 -1]
                                   ---------

                                      cd

     Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

   c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

     The maximum offering price includes a maximum contingent deferred sales load of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

     All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Fund's distribution plans. Except as noted, the performance results take the contingent deferred sales load into account.


     The yield for Class A, B and C of the Fund for the month ended October 31, 1997 was as follows:


                                     Yield




Fund                                  Class A   Class B    Class C
------------------------------------ --------- --------- ----------
   High Total Return Fund .......... 7.63%     7.35%     7.36%


     Non-Standardized Return. In addition to the performance information described above, the Fund may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.

     The following tables summarize the calculation of Standardized and Non-Standardized Return for Class A, Class B and Class C shares of the Fund for the periods indicated.


     The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1997, assuming the maximum sales charge has been assessed:




                                            Since
                             One Year     Inception*
                            ----------   -----------
   High Total Return Fund
   Class A ..............       9.59%        9.16%
   Class B ..............       9.47%        8.28%
   Class C ..............      13.43%        9.61%



     The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1997, assuming the maximum sales charge has not been assessed:





                                            Since
                             One Year     Inception*
                            ----------   -----------
   High Total Return Fund
   Class A ..............   15.03%       10.50%
   Class B ..............   14.46%        8.70%
   Class C ..............   14.42%        9.61%

---------
 * The inception date for Class A, Class B and Class C shares of the Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively.

     The Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.


     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: Banxquote, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Consumer Digest, Financial World, Forbes, Fortune, IBC/Donoghues's Money Fund Report, Ibbotson Associates, Inc., Investment Company Data, Inc., Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Mutual Fund Values, The New York Times, Personal Investing News, Personal Investor, Success, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Services.


     When comparing yield, total return and investment risk of shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Money market mutual funds may seek to offer a fixed price per share.

     The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.


                              FINANCIAL STATEMENTS


     The audited financial statements dated October 31, 1997 and the report of the independent accountants, Coopers & Lybrand L.L.P. with respect to such financial statements, are hereby incorporated by reference to the Annual Report to Shareholders of the Northstar Trust for the fiscal year ended October 31, 1997.

                                    APPENDIX

Description of Moody's Investors Service, Inc. ("MOODY'S") Corporate Bond
   Ratings

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of Standard & Poor's Corporation's ("S&P") Corporate Debt Ratings

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements:  Included in Part A:
     NORTHSTAR TRUST - Financial Highlights for a share outstanding throughout the period November 8, 1993 (Class A) February 9, 1994 (Class B) and March 21, 1994 (Class C) (commencement of offering of each Class) through October 31, 1997.

     Incorporated by reference in Part B: The audited financial statements for the year ended October 31, 1997 for the Northstar Trust and for the year ended December 31, 1997 for the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, and the Report of the Independent Accountants with respect to such financial statements are incorporated in the Statement of Additional Information for the Trust and each Fund by reference to the Annual Report to Shareholders for the Trust for the fiscal year ended October 31, 1997 and for each Fund for the fiscal years ended December 31, 1997. The incorporated financial information for the year ended October 31, 1997 for the Trust and December 31, 1997 for the other Funds includes the following: Statement of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants.

(b)       EXHIBITS  - NORTHSTAR TRUST

         (1)      (a)  Declaration of Trust  (1)
                  (b) Amendment of Declaration of Trust  (3)
                  (c)  Amendment of Declaration of Trust  (5)
                  (d)  Amendment of Declaration of Trust (9)
                  (e)  Amendment of Declaration of Trust (11)
                  (f)  Amendment of Declaration of Trust (11)
                  (g)  Amendment of Declaration of Trust (11)
                  (h)  Amendment of Declaration of Trust (11)
                  (i)  Amendment of Declaration of Trust (11)
                  (j)  Amendment of Declaration of Trust (11)
         (2)      By-Laws  (1)
                  (a)  Amendment of By-Laws (11)
                  (b)  Amendment of By-Laws (11)
         (3)      N/A
         (4)      N/A
         (5)      (a)  Investment Advisory Agreement  (2)
                  (b)  Amendment of Advisory Agreement  (9)
                  (c) Subadvisory Agreement for Northstar Income and Growth Fund (10)
                  (d)  Subadvisory Agreement for Northstar Growth + Value
                       Fund (9)
                  (e) Subadvisory Agreement for Northstar International Value Fund (12)
                  (f) Subadvisory Agreement for Northstar Emerging Markets Value Fund (13)
         (6)      (a)  Underwriting Agreements  (4)
                  (b)  Amendment of Underwriting Agreements  (9)
                  (c)  Amendment of Underwriting Agreement
                       for Class B Shares
         (7)      N/A
         (8)      Custody Agreement (8)
                  (a)  Amendment of Custody Agreement
         (9)      (a)  Transfer Agency Agreement (11)
                  (b)  Administrative Services Agreement  (3)
                  (c)  Accounting Services Agreement (11)
         (10)          Opinion of Counsel
         (11)     (a)  Consent of Independent Public Accountants - Coopers &
                       Lybrand
                  (b)  Consent of Independent Public Accountants - Ernst
                       & Young
         (12)      Annual Report of Shareholders
         (13)      Subscription Agreement  (3)
         (14)      N/A
         (15)      Plans of Distribution pursuant to Rule 12b-1  (8)
                   (a)  Amendment of Distribution and Service Plan (9)
                   (b)  Amendment of Distribution and Service Plan
         (16)      Performance Information
         (17)      Power of Attorney (7)
         (18)      Multiple Class Plan Pursuant to Rule 18f-3 (11)
         (27)      Financial Data Schedule (EX-27)
---------------------

                  NOTES TO EXHIBIT LISTING

(1). Included in Registrant's Registration Statement filed August 24, 1993 and incorporated herein by reference.

(2). Included in Registrant's Pre-Effective Amendment No. 1 filed October 7, 1993 and incorporated herein by reference.

(3). Included in Registrant's Pre-Effective Amendment No. 2 filed November 3, 1993 and incorporated herein by reference.

(4). Included in Registrant's Post-Effective Amendment No. 1 filed January 19, 1994 and incorporated herein by reference.

(5). Included in Registrant's Post-Effective Amendment No. 2 filed March 19, 1994 and incorporated herein by reference.

(6). Included in Registrant's Post-Effective Amendment No. 3 filed August 1, 1994 and incorporated herein by reference.

(7). Included in Registrant's Post-Effective Amendment No. 6 filed November 1, 1995 and Post-Effective Admendment No. 8 filed February 28, 1996, and incorporated herein by reference.

(8). Included in Registrant's Post-Effective Amendment No. 7 filed December 29, 1995 and incorporated herein by reference.

(9). Included in Registrant's Post-Effective Amenment No. 9 filed August 5, 1996 and incorporated herein by reference.

(10). Included in Registrant's Post-Effective Amendment No. 13 filed December 13, 1996 and incorporated herein by reference.

(11). Included in Registrant's Post-Effective Amendment No. 19 and incorporated herein by reference.

(12). Included in Registrant's Post-Effective Amendment No. 19 filed April 30, 1997 and incorporated herein by reference.

(13). Included in Registrant's Post-Effective Amendment No. 33 filed December 29, 1997 and incorporated herein by reference.

* To be filed by Amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


As of December 31, 1997, the Registrant had the following number of record security holders:







Title of Class          Fund                                                 Number of Shareholders

Shares of Beneficial    Growth + Value Fund                (A) 1,960         (B) 3,637        (C) 930
Interest                International Value Fund           (A) 3,823         (B) 3,682        (C) 3,061
                        Emerging Markets Value Fund        (A) N/A           (B) N/A          (C) N/A
                        Income and Growth Fund             (A) 1,278         (B) 2,417        (C) 1,565
                        High Total Return Fund II          (A) 534           (B) 1,574        (C) 373
                        High Total Return Fund             (A) 6,812         (B) 14,631       (C) 1,921


ITEM 27.  INDEMNIFICATION - NORTHSTAR TRUST

Section 4.3 of Registrant's Declaration of Trust provides the following:
(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "MANAGEMENT OF THE FUNDS" in the Prospectus and "Services of Northstar, the Subadvisers and the Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in the Registration Statement. Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 31, 1994.



                           POSITION WITH                      OTHER SUBSTANTIAL
                           INVESTMENT                         BUSINESS, PROFESSION
NAME                       ADVISER                            VOCATION OR EMPLOYMENT
---------                  ---------------------------      --------------------------------------------
John Turner                Director                           Chairman and CEO, ReliaStar
                                                              Financial Corp. and affiliates;
                                                              Director of Northstar Affiliates;
                                                              Trustee and Chairman, Northstar
                                                              Affiliated Investment Companies.

John Flittie               Director                           President, ReliaStar Financial Corp.
                                                              and affiliates; Director, Northstar
                                                              Affilates.

Mark L. Lipson             Chairman/CEO                       Director and Officer of Northstar
                           Director                           Distributors, Inc., Northstar
                                                              Administrators Corp. and Northstar,
                                                              Inc. Trustee and President, Northstar
                                                              Affiliated Investment Companies.

Robert J. Adler            Executive                          President Northstar Distributors, Inc.
                           Vice
                           President,
                           Sales &
                           Marketing

Thomas Ole Dial            Executive                          Vice President, Northstar Affiliated
                           Vice                               Investment Companies, and
                           President -                        Principal, TD Associates Inc.
                           Chief Investment Officer
                           Fixed Income





Geoffrey Wadsworth         Vice President-                    Vice President - Northstar Affiliated
                           Investments                        Investment Companies
                                                              and Portfolio
                                                              Manager




Ryan Johanson              Vice President -                   Vice President, Northstar
                           Investments                        Affiliated Investment Companies
                                                              and Portfolio Manager, Director
                                                              of Global Market Risk Management,
                                                              and Senior Manager of Banque
                                                              Indosuez

Jeffrey Aurigemma          Vice                               Vice President - Northstar Affiliated
                           President -                        Investment Companies
                           Investments                        and Portfolio Manager

Michael Graves             Vice                               Vice President - Northstar Affiliated
                           President                          Investment Companies
                           Investments                        and Portfolio Manager

Agnes Mullady              Sr. Vice                           Vice President & Treasurer of
                           President                          Northstar Affiliates and the Northstar
                           and CFO                            Affiliated Investment Companies


Gertrude Purus             Vice                               Vice President Northstar Distributors
                           President -                        and Northstar Administrators Corp.
                           Operations

Stephen Vondrak            Vice                               Vice President - Northstar
                           President -                        Distributors, Inc., Former Regional
                           Sales & Marketing                  Marketing Manager with Roger
                                                              Engemann and Associates from
     `                                                        1991-1994.

Mark Sfarra                Vice                               Vice President - Northstar
                           President -                        Distributors, Inc.
                           Marketing


Set forth below is a list of senior members of the investment committee of Brandes Investment Partners, L.P. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 31, 1994.


Name and
Principal
Business Address         Principal Occupations During Past Two Years
----------------         --------------------------------------------



Charles Howard           Business: Managing Partner, Brandes Investment
 Brandes, CFA            Partners, L.P., 5/96 to present; Managing Director,
12750 High Bluff Dr.     Brandes Investment Partners, Inc., 4/93 to 4/96.
San Diego, CA 92130


Jeffrey Atwood Busby,    Business: Managing Partner, Brandes Investment
 CFA                     Partners, L.P., 5/96-present; Managing Director,
12750 High Bluff Dr.     Brandes Investment Partners, Inc., 4/93- 4-96.
San Diego, CA 92130


Glenn Richard Carlson,   Business: Managing Partner, Brandes
 CFA                     Investment Partners, L.P., 5/96-present; Managing
12750 High Bluff Dr.     Director, Brandes Investment Partners, Inc., 4/93-4/96.
San Diego, CA 92130


William Andrew           Business: Principal, Brandes Investment Partners, L.P.,
 Pickering, CFA          5/1/96-present; Vice President, Brandes Investment
12750 High Bluff Dr.     Partners, Inc. 4/1/93-4/30/96.
San Diego, CA 92130


The following is a Managing Partner:

Barry Paul O'Neil        Business: Managing Partner, Brandes Investment
12750 High Bluff Dr.     Partners, L.P., 5/1/96-present; Managing Director,
San Diego, CA 92130      Brandes Investment Partners, Inc., 4/1/93-4/30/96.

ITEM 29. PRINCIPAL UNDERWRITER

(a) See "HOW THE FUNDS ARE ORGANIZED AND MANAGED", "MEET THE PORTFOLIO MANAGERS" and "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Northstar, Two Pickwick Plaza, Greenwich, CT 06830.



(b)  (1)                            (2)                                         (3)
Name and Principal                  Position and Offices                        Position and Offices
Address                             with Underwriter                            with Registrant
------------------                  --------------------                        --------------------
John Turner                         Director                                    Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

John Flittie                        Director                                    None
20 Washington Ave. South
Minneapolis, MN



Mark L. Lipson                      Chairman & Director                         Trustee and President

Robert J. Adler                     President                                   None

Mark Blinder                        Reg. Vice President                         None

Mike Brescia                        Reg. Vice President                         None

Jennifer Byrne                      Reg. Vice President                         None

Eugene Carlin                       Reg. Vice President                         None

Charles Dolce                       Reg. Vice President                         None

Chris Erbeck                        Reg. Vice President                         None

Rick Galloway                       Reg. Vice President                         None

Neil Gargiulo                       Reg. Vice President                         None

Jim Gordon                          Reg. Vice President                         None

Justin Gross                        Reg. Vice President                         None

Edward Ittner                       Reg. Vice President                         None

Nancy Lavin                         Reg. Vice President                         None

Daniel Leonard                      Reg. Vice President                         None

David Linton                        Reg. Vice President                         None

Stephen O'Brien                     Reg. Vice President                         None

Don Rhodes                          Reg. Vice President                         None

Lauren Schiano                      Reg. Vice President                         None

Gregg Smyth                         Reg. Vice President                         None

Rich Westlund                       Reg. Vice President                         None

Stephen Vondrak                     Vice President                              None

Mark  Sfarra                        Vice President                              None

Gertrude Purus                      Vice President                              None

Agnes Mullady                       Vice President                              Vice President
                                    & Treasurer                                 & Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Co. maintains such records as Custodian and Fund Accounting Agent for the Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income and High Yield Funds and the Northstar
Trust:

     (1) Receipts and delivery of securities including certificate numbers;
     (2) Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4) Fund Accounting Records.


First Data Investor Services Group, ("First Data") maintains the following records at One Exchange Place, 11th Floor, Boston, Massachusetts, 02109, as Transfer Agent and Blue Sky Administrator for the Funds and the Northstar Trust.

     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates, number of shares and share prices of each account;
     (3)  Fund Accounting Records; and
     (4)  State Securities Regisitration Records.


All other records required by item 30(a) are maintained at the office of the Administrator, Two Pickwick Plaza, Greenwich, CT 06830 and the office of the Subadviser, 12750 High Bluff Drive, San Diego, CA 92130.


ITEM 31.  Management Services

Not Applicable.

ITEM 32.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 26th day of February, 1998.


                                   REGISTRANT

                              By: MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson*, President

     SIGNATURES                    TITLE                               DATE

     JOHN G. TURNER                 Chairman and                  February 26, 1998
     John G. Turner*                Trustee

     MARK L. LIPSON                 Trustee                       February 26, 1998
     Mark L. Lipson*

     JOHN R. SMITH                  Trustee                       February 26, 1998
     John R. Smith*

     PAUL S. DOHERTY                Trustee                       February 26, 1998
     Paul S. Doherty*

     DAVID W. WALLACE               Trustee                       February 26, 1998
     David W. Wallace*

     ROBERT B. GOODE, JR.           Trustee                       February 26, 1998
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                 Trustee                       February 26, 1998
     Alan L. Gosule*

     DAVID W.C. PUTNAM              Trustee                       February 26, 1998
     David W.C. Putnam*

     WALTER H. MAY, JR.             Trustee                       February 26, 1998
     Walter H. May, Jr.**

     AGNES MULLADY                  Principal Financial           February 26, 1998
     Agnes  Mullady                 and Accounting Officer

By:  AGNES MULLADY*
         Agnes Mullady
         Attorney-in-fact

* Executed pursuant to powers of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 6; Northstar Government Securities Fund - PEA No. 15; Northstar Balance Sheet Opportunities Fund - PEA No. 14; Northstar Growth Fund - PEA No. 14; Northstar Special Fund - PEA No. 14; and Northstar High Yield Fund - PEA No.10.

** Executed pursuant to power of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 8; Northstar Government Securities Fund - PEA No. 17; Northstar Balance Sheet Opportunities Fund - PEA No. 16; Northstar Growth Fund - PEA No. 16; Northstar Special Fund - PEA No. 16; and Northstar High Yield Fund - PEA No. 12 .

                                INDEX TO EXHIBITS
                             ----------------------

                                 NORTHSTAR TRUST

Exhibit No. Under
Part C of Form N1-A                 Name of Exhibit                                     Page Number Herein
-----------------                   -------------                                        -----------------

(6)(c)                      Amendment of Underwriting Agreement for Class B Shares

(8)(a)                      Amendment of Custody Agreement

(10)                        Opinion of Counsel

(11)(a)                     Consent of Independent Public Accountants-Coopers & Lybrand,
                            L.L.P.
    (b)                     Consent of Independent Public Accountants-Ernst & Young, L.L.P.

(12)                        Annual Report of Shareholders

(15)(b)                     Amendment of Distribution and Service Plan

(16)                        Performance Information

(27)                        Financial Data Schedule (EX-27)